UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                     811-6067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX                                              78746

(Address of principal executive offices)                                                          (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end:          October 31

Date of reporting period:       July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Dimensional Investment Group Inc.

Form N-Q

July 31, 2010

(Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
•	Security is being fair valued at July 31, 2010.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

July 31, 2010

(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO II

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$108,241,823

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $90,026,494)##	$108,241,823

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$108,241,823	—	—	$108,241,823

U.S. LARGE CAP VALUE PORTFOLIO III

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$1,616,084,839

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,340,260,132)##	$1,616,084,839

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,616,084,839	—	—	$1,616,084,839

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$64,170,113

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $51,784,473)##	$64,170,113

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$64,170,113	—	—	$64,170,113

DFA INTERNATIONAL VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$4,751,494,799

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,917,818,357)##	$4,751,494,799

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$4,751,494,799	—	—	$4,751,494,799

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

DFA INTERNATIONAL VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$129,741,962

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $105,108,330)##	$129,741,962

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$129,741,962	—	—	$129,741,962

DFA INTERNATIONAL VALUE PORTFOLIO III

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$1,082,222,876

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $881,440,516)##	$1,082,222,876

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,082,222,876	—	—	$1,082,222,876

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

DFA INTERNATIONAL VALUE PORTFOLIO IV

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$334,940,959

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $264,166,192)##	$334,940,959

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$334,940,959	—	—	$334,940,959

U.S. LARGE COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$3,525,236,464

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,112,476,849)##	$3,525,236,464

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$3,525,236,464	—	—	$3,525,236,464

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$730,983,351

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $685,100,222)##	$730,983,351

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$730,983,351	—	—	$730,983,351

EMERGING MARKETS PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Series of The DFA Investment Trust Company	$143,347,635

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $61,339,271)##	$143,347,635

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$143,347,635	—	—	$143,347,635

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

CONTINUED

See accompanying Notes to Schedules of Investments.

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Face Amount	Value†
(000)

AGENCY OBLIGATIONS — (59.9%)
Federal Farm Credit Bank
1.125%, 10/03/11	$3,800	$ 3,827,539
0.950%, 02/10/12	2,000	2,013,550
0.950%, 03/05/12	500	503,343
2.125%, 06/18/12	1,200	1,233,277
Federal Home Loan Bank
3.625%, 09/16/11	1,800	1,867,320
1.000%, 12/28/11	400	402,964
1.125%, 03/09/12	500	504,647
2.250%, 04/13/12	5,900	6,066,333
1.125%, 05/18/12	2,800	2,825,460
1.375%, 06/08/12	2,800	2,837,968
1.875%, 06/20/12	400	409,164
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	5,100	5,146,889
4.750%, 03/05/12	2,500	2,667,000
2.125%, 03/23/12	1,800	1,845,688
1.125%, 04/25/12	4,500	4,541,738
Federal National Mortgage Association
0.875%, 01/12/12	4,700	4,724,915
5.000%, 02/16/12	400	427,310
1.000%, 04/04/12	5,200	5,238,995
1.875%, 04/20/12	2,200	2,249,141
4.875%, 05/18/12	1,000	1,076,280

TOTAL AGENCY OBLIGATIONS		50,409,521

BONDS — (35.7%)
Citigroup, Inc.
1.250%, 09/22/11	400	403,279
1.250%, 11/15/11	1,600	1,614,146
Eksportfinans ASA
5.000%, 02/14/12	2,200	2,329,488
European Investment Bank
3.250%, 10/14/11	2,000	2,059,234
Export Development Canada
2.375%, 03/19/12	2,000	2,056,196
Goldman Sachs Group, Inc. (The)
3.250%, 06/15/12	1,900	1,991,610
HSBC USA, Inc.
3.125%, 12/16/11	2,100	2,172,809
International Bank For Reconstruction & Development
0.800%, 07/13/12	2,000	2,004,632
Japan Finance Corp.
2.000%, 06/24/11	2,000	2,019,308

Face Amount	Value†
(000)

JPMorgan Chase & Co.
2.125%, 06/22/12	$2,200	$ 2,260,744
Kreditanstalt Fuer Wiederaufbau
1.250%, 06/15/12	1,800	1,810,481
Morgan Stanley
2.250%, 03/13/12	500	512,968
1.950%, 06/20/12	1,400	1,433,480
Oesterreichischen Kontrollbank AG
4.750%, 11/08/11	2,000	2,092,332
Ontario, Province of Canada
2.625%, 01/20/12	1,000	1,024,334
4.950%, 06/01/12	1,000	1,070,790
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,100,738
Wachovia Corp.
5.300%, 10/15/11	1,000	1,051,077

TOTAL BONDS		30,007,646

U.S. TREASURY OBLIGATIONS — (3.7%)
U.S. Treasury Note
1.000%, 12/31/11	3,100	3,126,034

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $530,000 FHLMC 5.50%, 09/15/33, valued at $581,013) to be repurchased at $569,009	569	569,000

TOTAL INVESTMENTS — (100.0%) (Cost $83,548,955)##		$84,112,201

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$50,409,521	—	$50,409,521
Bonds	—	30,007,646	—	30,007,646
U.S. Treasury Obligations	—	3,126,034	—	3,126,034
Temporary Cash Investments	—	569,000	—	569,000

TOTAL	—	$84,112,201	—	$84,112,201

See accompanying Notes to Schedules of Investments.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (97.8%)
Federal Farm Credit Bank
2.000%, 01/17/12	$5,000	$5,110,150
0.950%, 02/10/12	13,000	13,088,075
0.950%, 03/05/12	8,300	8,355,494
1.150%, 04/05/12	5,000	5,049,120
2.125%, 06/18/12	5,000	5,140,820
Federal Home Loan Bank
4.875%, 11/15/11	1,200	1,268,166
4.875%, 11/18/11	2,300	2,430,792
1.000%, 12/28/11	4,800	4,835,573
1.125%, 03/09/12	20,400	20,589,597
2.250%, 04/13/12	15,400	15,834,157
5.750%, 05/15/12	12,600	13,750,632
1.125%, 05/18/12	20,900	21,090,044
1.375%, 06/08/12	23,600	23,920,016
1.875%, 06/20/12	14,700	15,036,791
Tennessee Valley Authority
6.790%, 05/23/12	1,000	1,109,394

TOTAL AGENCY OBLIGATIONS		156,608,821

U.S. TREASURY OBLIGATIONS — (1.9%)
U.S. Treasury Note
1.000%, 12/31/11	3,000	3,025,194

TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $425,000 FHLMC 5.50%, 09/15/33, valued at $465,906) to be repurchased at $457,007	457	457,000

TOTAL INVESTMENTS — (100.0%) (Cost $159,145,774)##		$160,091,015

Summary of inputs used to value the Portfolio’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$156,608,821	—	$156,608,821
U.S. Treasury Obligations	—	3,025,194	—	3,025,194
Temporary Cash Investments	—	457,000	—	457,000

TOTAL	—	$160,091,015	—	$160,091,015

See accompanying Notes to Schedules of Investments.

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)

Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	70,313,150	$658,834,216

Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	48,692,113	478,643,471

Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	22,957,666	216,720,367

Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	6,330,727	119,207,589

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	775,412	15,368,666

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $1,435,546,254)		1,488,774,309

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)

Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10
(Collateralized by $225,000 FHLMC 5.50%, 09/15/33, valued at $246,656) to be repurchased at $242,004
(Cost $242,000)	$242	242,000

TOTAL INVESTMENTS - (100.0%) (Cost $1,435,788,254)##		$1,489,016,309

Summary of inputs used to value the Global Fund’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,488,774,309	—	—	$1,488,774,309
Temporary Cash Investments	—	$242,000	—	242,000

TOTAL	$1,488,774,309	$242,000	—	$1,489,016,309

See accompanying Notes to Schedules of Investments.

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)

Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	24,248,581	$227,209,204

Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	17,204,035	169,115,664

Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	12,765,444	129,824,565

Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	7,553,483	86,940,589

Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	8,031,236	86,737,349

Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	8,264,280	78,014,803

Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	3,860,842	43,588,906

Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,232,252	42,033,305

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	265,837	5,268,889

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $859,875,433)		868,733,274

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.0%)

Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10
(Collateralized by $305,000 FHLMC 5.50%, 09/15/33, valued at $334,356) to be repurchased at $326,005
(Cost $326,000)	$326	326,000

TOTAL INVESTMENTS - (100.0%) (Cost $860,201,433)##		$869,059,274

SCHEDULE OF INVESTMENTS

CONTINUED

Summary of inputs used to value the Global Fund’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$868,733,274	—	—	$868,733,274
Temporary Cash Investments	—	$326,000	—	326,000

TOTAL	$868,733,274	$326,000	—	$869,059,274

See accompanying Notes to Schedules of Investments.

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)

Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	5,786,971	$62,499,287

Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	6,063,055	62,328,205

Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,756,517	31,121,077

Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,482,757	23,263,433

Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,750,540	17,207,808

Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	864,351	8,159,473

Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	230,022	4,331,314

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	29,893	592,479

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $197,353,482)		209,503,076

TOTAL INVESTMENTS - (100.0%) (Cost $197,353,482)##		$209,503,076

  Summary of inputs used to value the Global Fund’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$209,503,076	—	—	$209,503,076

See accompanying Notes to Schedules of Investments.

Organization

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2010, the Fund consisted of fifteen portfolios, of which two are stand-alone funds (the “Portfolios”). Ten are “Feeder Funds” in a master-feeder structure, and three are “Fund of Funds”.

Security Valuation

Each Feeder Fund primarily invests in a corresponding Master Fund. Their investment reflects a proportionate interest in the net assets of their corresponding Master Fund.

The shares of the Master Funds held by Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”) are valued at their respective net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The Global Funds reflect their proportionate interest in the net assets of their Master Funds that are organized as partnerships. At July 30, 2010, the Global Funds held no investments in partnerships.

Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—	Level 1 – quoted prices in active markets for identical securities

—	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

1. Repurchase Agreements:   The LWAS/DFA Two-Year Fixed Income Portfolio, LWAS/DFA Two-Year Government Portfolio and the Global Funds may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 30, 2010.

Federal Tax Cost

At July 31, 2010, the total cost of securities for federal income tax purposes was:

U.S. Large Cap Value Portfolio II	$90,026,599
U.S. Large Cap Value Portfolio III	1,340,261,698
LWAS/DFA U.S. High Book to Market Portfolio	51,784,535
DFA International Value Portfolio	3,918,130,727
DFA International Value Portfolio II	105,116,860
DFA International Value Portfolio III	881,511,657
DFA International Value Portfolio IV	264,188,210
U.S. Large Company Portfolio	3,443,655,960
Tax-Managed U.S. Marketwide Value Portfolio II	685,320,458
Emerging Markets Portfolio II	61,371,013
LWAS/DFA Two-Year Fixed Income Portfolio	83,548,955
LWAS/DFA Two-Year Government Portfolio	159,151,386
Global Equity Portfolio	1,529,865,037
Global 60/40 Portfolio	866,774,548
Global 25/75 Portfolio	200,336,385

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the schedules of investments.

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (90.2%)
Consumer Discretionary — (9.3%)
#Abercrombie & Fitch Co.	30,981	$1,144,438
#*Amazon.com, Inc.	120,530	14,209,282
*Apollo Group, Inc. Class A	44,192	2,038,577
#*AutoNation, Inc.	31,312	764,952
*Autozone, Inc.	10,275	2,173,882
*Bed Bath & Beyond, Inc.	92,464	3,502,536
Best Buy Co., Inc.	121,510	4,211,537
*Big Lots, Inc.	28,240	968,914
#*CarMax, Inc.	78,365	1,653,502
Carnival Corp.	152,049	5,273,059
CBS Corp. Class B	238,823	3,529,804
Coach, Inc.	107,161	3,961,742
Comcast Corp. Class A	991,039	19,295,529
Darden Restaurants, Inc.	49,380	2,068,528
DeVry, Inc.	21,767	1,171,065
#*DIRECTV Class A	319,198	11,861,398
#*Discovery Communications, Inc.	99,856	3,855,440
DR Horton, Inc.	97,231	1,071,486
#*Eastman Kodak Co.	94,364	374,625
#Expedia, Inc.	72,826	1,651,694
Family Dollar Stores, Inc.	47,441	1,961,685
#*Ford Motor Co.	1,196,496	15,279,254
Fortune Brands, Inc.	53,500	2,347,580
#*GameStop Corp. Class A	53,676	1,076,204
Gannett Co., Inc.	83,653	1,102,547
Gap, Inc.	157,669	2,855,386
Genuine Parts Co.	55,772	2,388,715
*Goodyear Tire & Rubber Co.	85,320	910,364
H&R Block, Inc.	115,636	1,813,172
#Harley-Davidson, Inc.	82,697	2,251,839
*Harman International Industries, Inc.	24,419	742,582
Hasbro, Inc.	45,978	1,937,973
Home Depot, Inc.	590,192	16,826,374
#International Game Technology	104,701	1,595,643
*Interpublic Group of Cos., Inc. (The)	171,863	1,570,828
J.C. Penney Co., Inc.	82,970	2,043,551
Johnson Controls, Inc.	236,273	6,807,025
*Kohl’s Corp.	108,150	5,157,674
Leggett & Platt, Inc.	52,010	1,083,888
#Lennar Corp. Class A	57,156	844,194
Limited Brands, Inc.	94,799	2,430,646
Lowe’s Cos., Inc.	501,978	10,411,024
Macy’s, Inc.	148,256	2,764,974
#Marriott International, Inc. Class A	90,106	3,055,494
Mattel, Inc.	128,107	2,710,744
McDonald’s Corp.	377,852	26,347,620
#McGraw-Hill Cos., Inc.	110,813	3,400,851
Meredith Corp.	12,917	410,115
*New York Times Co. Class A (The)	40,910	357,553
#Newell Rubbermaid, Inc.	97,712	1,514,536
News Corp. Class A	791,605	10,330,445
NIKE, Inc. Class B	136,473	10,049,872
Nordstrom, Inc.	58,483	1,988,422
*Office Depot, Inc.	96,765	418,025
Omnicom Group, Inc.	107,811	4,017,038
#*O’Reilly Automotive, Inc.	48,512	2,390,671
#Polo Ralph Lauren Corp.	23,105	1,825,526
*Priceline.com, Inc.	16,663	3,739,177

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Pulte Group, Inc.	111,533	$979,260
#RadioShack Corp.	44,037	948,557
#Ross Stores, Inc.	43,036	2,266,276
Scripps Networks Interactive, Inc.	31,538	1,344,465
#*Sears Holdings Corp.	16,944	1,203,024
#Sherwin-Williams Co.	32,374	2,238,662
Snap-On, Inc.	20,305	907,024
*Stanley Black & Decker, Inc.	56,335	3,268,557
#Staples, Inc.	256,369	5,211,982
#Starbucks Corp.	261,701	6,503,270
#Starwood Hotels & Resorts Worldwide, Inc.	66,556	3,224,638
#Target Corp.	258,670	13,274,944
Tiffany & Co.	44,659	1,878,804
Time Warner Cable, Inc.	124,335	7,108,232
Time Warner, Inc.	400,302	12,593,501
TJX Cos., Inc. (The)	143,294	5,949,567
#*Urban Outfitters, Inc.	45,745	1,471,159
V.F. Corp.	30,937	2,454,232
Viacom, Inc. Class B	213,329	7,048,390
Walt Disney Co. (The)	687,906	23,175,553
Washington Post Co.	2,132	896,485
Whirlpool Corp.	26,381	2,197,537
Wyndham Worldwide Corp.	63,214	1,613,853
Wynn Resorts, Ltd.	24,253	2,126,503
Yum! Brands, Inc.	164,179	6,780,593

Total Consumer Discretionary		360,206,269

Consumer Staples — (10.3%)
Altria Group, Inc.	731,461	16,209,176
Archer-Daniels-Midland Co.	225,858	6,179,475
Avon Products, Inc.	150,468	4,684,069
#Brown-Forman Corp. Class B	38,176	2,413,105
#Campbell Soup Co.	65,730	2,359,707
Clorox Co.	49,467	3,209,419
Coca-Cola Co. (The)	810,307	44,656,019
Coca-Cola Enterprises, Inc.	114,247	3,278,889
Colgate-Palmolive Co.	172,261	13,605,174
ConAgra, Inc.	156,493	3,674,456
*Constellation Brands, Inc. Class A	67,367	1,149,281
Costco Wholesale Corp.	154,882	8,783,358
CVS Caremark Corp.	477,984	14,669,329
*Dean Foods Co.	63,753	730,609
Dr Pepper Snapple Group, Inc.	86,294	3,240,340
Estee Lauder Cos., Inc.	42,027	2,616,181
General Mills, Inc.	233,060	7,970,652
#H.J. Heinz Co.	111,071	4,940,438
#Hershey Co. (The)	58,261	2,738,267
Hormel Foods Corp.	24,334	1,044,415
J.M. Smucker Co.	41,838	2,570,108
#Kellogg Co.	89,577	4,483,329
Kimberly-Clark Corp.	145,399	9,322,984
Kraft Foods, Inc.	612,365	17,887,182
Kroger Co. (The)	226,973	4,807,288
Lorillard, Inc.	53,687	4,093,097
McCormick & Co., Inc. Non-Voting	46,531	1,830,064
Mead Johnson Nutrition Co.	71,832	3,817,152
Molson Coors Brewing Co.	55,415	2,494,229
PepsiCo, Inc.	566,436	36,767,361
Philip Morris International, Inc.	650,435	33,198,202
Procter & Gamble Co. (The)	1,011,511	61,864,013
Reynolds American, Inc.	59,372	3,432,889

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Safeway, Inc.	136,487	$2,803,443
Sara Lee Corp.	232,258	3,435,096
#SUPERVALU, Inc.	74,539	840,800
#Sysco Corp.	207,782	6,435,009
Tyson Foods, Inc. Class A	107,245	1,877,860
Walgreen Co.	343,653	9,811,293
#Wal-Mart Stores, Inc.	729,647	37,350,630
*Whole Foods Market, Inc.	60,217	2,286,439

Total Consumer Staples		399,560,827

Energy — (9.8%)
Anadarko Petroleum Corp.	173,768	8,542,435
Apache Corp.	118,458	11,322,216
#Baker Hughes, Inc.	150,693	7,273,951
#Cabot Oil & Gas Corp.	36,496	1,112,033
*Cameron International Corp.	85,771	3,395,674
Chesapeake Energy Corp.	228,620	4,807,879
Chevron Corp.	705,496	53,765,850
ConocoPhillips	522,743	28,865,868
Consol Energy, Inc.	79,276	2,971,264
*Denbury Resources, Inc.	140,227	2,221,196
Devon Energy Corp.	156,964	9,808,680
#Diamond Offshore Drilling, Inc.	24,414	1,452,389
El Paso Corp.	247,175	3,045,196
EOG Resources, Inc.	88,914	8,669,115
Exxon Mobil Corp.	1,795,530	107,157,230
#*FMC Technologies, Inc.	42,706	2,702,436
Halliburton Co.	317,960	9,500,645
Helmerich & Payne, Inc.	37,135	1,505,082
Hess Corp.	102,636	5,500,263
Marathon Oil Corp.	249,198	8,335,673
Massey Energy Co.	36,163	1,105,865
Murphy Oil Corp.	67,254	3,682,156
*Nabors Industries, Ltd.	100,174	1,844,203
National-Oilwell, Inc.	147,171	5,763,216
Noble Energy, Inc.	61,333	4,112,991
Occidental Petroleum Corp.	285,258	22,230,156
Peabody Energy Corp.	94,408	4,262,521
Pioneer Natural Resources Co.	40,718	2,358,387
*QEP Resources, Inc.	61,498	2,116,761
#Range Resources Corp.	55,993	2,078,460
*Rowan Cos., Inc.	40,189	1,015,174
#Schlumberger, Ltd.	418,951	24,994,617
Smith International, Inc.	87,287	3,620,665
*Southwestern Energy Co.	121,593	4,432,065
Spectra Energy Corp.	227,593	4,731,658
Sunoco, Inc.	42,344	1,510,410
Tesoro Petroleum Corp.	49,605	640,401
Valero Energy Corp.	198,611	3,374,401
Williams Cos., Inc. (The)	205,214	3,983,204

Total Energy		379,812,386

Financials — (13.6%)
#ACE, Ltd.	118,208	6,274,481
Aflac, Inc.	164,924	8,112,612
Allstate Corp. (The)	188,927	5,335,298
American Express Co.	421,919	18,834,464
*American International Group, Inc.	47,441	1,825,055
Ameriprise Financial, Inc.	89,829	3,807,851
AON Corp.	94,627	3,564,599
Assurant, Inc.	39,276	1,464,602

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of America Corp.	3,523,880	$49,475,275
Bank of New York Mellon Corp. (The)	426,021	10,680,346
BB&T Corp.	243,086	6,035,825
#*Berkshire Hathaway, Inc.	581,420	45,420,530
Capital One Financial Corp.	160,348	6,787,531
*CB Richard Ellis Group, Inc.	94,933	1,613,861
Charles Schwab Corp. (The)	343,740	5,083,915
Chubb Corp.	114,771	6,040,398
Cincinnati Financial Corp.	57,244	1,577,072
*Citigroup, Inc.	7,939,330	32,551,253
CME Group, Inc.	23,071	6,432,195
Comerica, Inc.	61,929	2,375,596
Discover Financial Services	191,007	2,916,677
*E*Trade Financial Corp.	69,554	1,017,575
#Federated Investors, Inc.	31,181	661,661
Fifth Third Bancorp	279,163	3,548,162
#*First Horizon National Corp.	80,286	920,880
Franklin Resources, Inc.	51,901	5,220,203
*Genworth Financial, Inc.	171,779	2,332,759
Goldman Sachs Group, Inc. (The)	180,809	27,269,613
Hartford Financial Services Group, Inc.	155,981	3,651,515
Hudson City Bancorp, Inc.	166,459	2,067,421
Huntington Bancshares, Inc.	251,682	1,525,193
*IntercontinentalExchange, Inc.	25,970	2,742,951
Invesco, Ltd.	164,087	3,206,260
Janus Capital Group, Inc.	64,529	676,264
JPMorgan Chase & Co.	1,397,439	56,288,843
KeyCorp.	308,785	2,612,321
Legg Mason, Inc.	57,834	1,670,824
*Leucadia National Corp.	66,656	1,472,431
Lincoln National Corp.	106,240	2,766,490
Loews Corp.	123,470	4,586,911
#M&T Bank Corp.	29,223	2,552,337
Marsh & McLennan Cos., Inc.	190,098	4,471,105
Marshall & Ilsley Corp.	185,184	1,301,844
MetLife, Inc.	288,062	12,115,888
#Moody’s Corp.	69,090	1,627,070
Morgan Stanley	490,956	13,250,902
*NASDAQ OMX Group, Inc. (The)	51,199	996,845
Northern Trust Corp.	84,944	3,991,519
NYSE Euronext, Inc.	91,670	2,655,680
People’s United Financial, Inc.	131,623	1,821,662
#Plum Creek Timber Co., Inc.	57,238	2,053,699
PNC Financial Services Group, Inc.	184,764	10,973,134
#Principal Financial Group, Inc.	112,297	2,875,926
Progressive Corp.	235,472	4,624,670
Prudential Financial, Inc.	163,673	9,376,826
Regions Financial Corp.	418,831	3,070,031
*SLM Corp.	170,613	2,047,356
State Street Corp.	176,217	6,858,366
SunTrust Banks, Inc.	175,575	4,556,171
T. Rowe Price Group, Inc.	91,164	4,396,840
#Torchmark Corp.	28,982	1,538,075
Travelers Cos., Inc. (The)	173,977	8,777,140
U.S. Bancorp	673,271	16,091,177
Unum Group	116,897	2,667,590
Wells Fargo & Co.	1,829,966	50,744,957
Xl Group P.L.C.	120,150	2,130,260
Zions Bancorporation	56,288	1,249,031

Total Financials		529,263,814

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (10.3%)
Abbott Laboratories	542,146	$26,608,526
Aetna, Inc.	149,237	4,156,250
Allergan, Inc.	108,007	6,594,907
AmerisourceBergen Corp.	99,229	2,973,893
*Amgen, Inc.	336,456	18,346,946
Bard (C.R.), Inc.	33,400	2,622,902
Baxter International, Inc.	209,491	9,169,421
#Becton Dickinson & Co.	81,953	5,638,366
#*Biogen Idec, Inc.	93,777	5,240,259
*Boston Scientific Corp.	532,579	2,982,442
Bristol-Myers Squibb Co.	604,001	15,051,705
Cardinal Health, Inc.	127,170	4,103,776
*CareFusion Corp.	62,463	1,316,095
*Celgene Corp.	161,869	8,927,075
#*Cephalon, Inc.	26,408	1,498,654
#*Cerner Corp.	23,964	1,856,012
Cigna Corp.	97,176	2,989,134
*Coventry Health Care, Inc.	51,960	1,030,367
*DaVita, Inc.	36,492	2,091,721
#DENTSPLY International, Inc.	51,402	1,543,088
#Eli Lilly & Co.	356,415	12,688,374
*Express Scripts, Inc.	192,507	8,697,466
*Forest Laboratories, Inc.	106,209	2,947,300
*Genzyme Corp.	93,732	6,519,998
*Gilead Sciences, Inc.	312,564	10,414,632
*Hospira, Inc.	58,263	3,035,502
*Humana, Inc.	59,778	2,810,762
#*Intuitive Surgical, Inc.	13,755	4,516,729
Johnson & Johnson	968,719	56,272,887
*King Pharmaceuticals, Inc.	87,676	768,042
*Laboratory Corp. of America Holdings	36,528	2,665,813
*Life Technologies Corp.	64,137	2,757,250
McKesson Corp.	95,320	5,988,002
*Medco Health Solutions, Inc.	160,460	7,702,080
#Medtronic, Inc.	386,891	14,303,360
Merck & Co., Inc.	1,095,225	37,741,454
#*Mylan, Inc.	108,475	1,887,465
Patterson Cos., Inc.	32,768	874,250
PerkinElmer, Inc.	41,377	805,196
Pfizer, Inc.	2,833,075	42,496,125
Quest Diagnostics, Inc.	53,084	2,494,417
*St. Jude Medical, Inc.	114,773	4,220,203
Stryker Corp.	98,926	4,606,984
*Tenet Healthcare Corp.	153,057	704,062
*Thermo Fisher Scientific, Inc.	144,146	6,466,390
UnitedHealth Group, Inc.	399,236	12,156,736
#*Varian Medical Systems, Inc.	43,390	2,395,128
*Waters Corp.	32,644	2,094,439
*Watson Pharmaceuticals, Inc.	37,625	1,523,812
*WellPoint, Inc.	150,040	7,610,029
*Zimmer Holdings, Inc.	71,231	3,774,531

Total Health Care		398,680,957

Industrials — (9.6%)
3M Co.	250,450	21,423,493
Avery Dennison Corp.	38,789	1,390,586
Boeing Co. (The)	266,597	18,165,920
#C.H. Robinson Worldwide, Inc.	58,264	3,798,813
#Caterpillar, Inc.	220,482	15,378,620
*Cintas Corp.	46,175	1,221,791
CSX Corp.	136,707	7,207,193

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Cummins, Inc.	70,449	$5,608,445
Danaher Corp.	184,721	7,095,134
Deere & Co.	149,216	9,949,723
Dover Corp.	65,594	3,146,544
Dun & Bradstreet Corp. (The)	17,697	1,209,767
Eaton Corp.	58,865	4,618,548
Emerson Electric Co.	264,536	13,105,113
Equifax, Inc.	44,469	1,393,658
#Expeditors International of Washington, Inc.	74,772	3,188,278
#Fastenal Co.	46,085	2,261,852
FedEx Corp.	110,001	9,080,583
Flowserve Corp.	19,690	1,952,460
Fluor Corp.	62,776	3,031,453
General Dynamics Corp.	135,479	8,298,089
General Electric Co.	3,749,922	60,448,743
Goodrich Corp.	43,966	3,203,802
Honeywell International, Inc.	269,106	11,533,883
Illinois Tool Works, Inc.	135,895	5,911,433
Iron Mountain, Inc.	63,549	1,504,205
ITT Industries, Inc.	64,450	3,036,884
*Jacobs Engineering Group, Inc.	43,909	1,605,752
L-3 Communications Holdings, Inc.	40,651	2,969,149
Lockheed Martin Corp.	109,456	8,225,618
Masco Corp.	125,985	1,295,126
*Monster Worldwide, Inc.	44,297	607,755
Norfolk Southern Corp.	129,974	7,313,637
Northrop Grumman Corp.	105,789	6,203,467
#Paccar, Inc.	128,162	5,872,383
Pall Corp.	41,062	1,570,211
Parker Hannifin Corp.	56,560	3,513,507
#Pitney Bowes, Inc.	72,890	1,779,245
Precision Castparts Corp.	49,943	6,102,535
*Quanta Services, Inc.	74,082	1,591,281
R. R. Donnelley & Sons Co.	72,458	1,222,366
Raytheon Co.	133,841	6,192,823
Republic Services, Inc.	113,993	3,631,817
#Robert Half International, Inc.	52,694	1,326,835
#Rockwell Automation, Inc.	50,083	2,711,994
#Rockwell Collins, Inc.	55,281	3,159,862
Roper Industries, Inc.	32,974	2,060,875
Ryder System, Inc.	18,610	812,699
Southwest Airlines Co.	261,471	3,150,726
#*Stericycle, Inc.	29,723	1,872,549
#Textron, Inc.	95,996	1,992,877
Union Pacific Corp.	177,765	13,273,713
United Parcel Service, Inc.	347,885	22,612,525
United Technologies Corp.	327,725	23,301,248
W.W. Grainger, Inc.	21,762	2,437,562
Waste Management, Inc.	169,651	5,759,651

Total Industrials		372,334,801

Information Technology — (16.9%)
*Adobe Systems, Inc.	184,895	5,310,184
#*Advanced Micro Devices, Inc.	198,665	1,488,001
*Agilent Technologies, Inc.	122,249	3,414,415
*Akamai Technologies, Inc.	60,452	2,318,939
#Altera Corp.	105,950	2,936,934
Amphenol Corp.	60,956	2,730,829
Analog Devices, Inc.	104,659	3,109,419
*Apple, Inc.	319,597	82,216,328
Applied Materials, Inc.	471,797	5,567,205

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Autodesk, Inc.	80,593	$2,380,717
Automatic Data Processing, Inc.	176,664	7,290,923
*BMC Software, Inc.	63,755	2,268,403
Broadcom Corp.	151,685	5,465,211
CA, Inc.	137,168	2,683,006
*Cisco Sytems, Inc.	2,005,931	46,276,828
*Citrix Systems, Inc.	65,240	3,589,505
*Cognizant Technology Solutions Corp.	105,164	5,737,748
Computer Sciences Corp.	54,172	2,455,617
*Compuware Corp.	79,035	646,506
Corning, Inc.	548,187	9,933,148
*Dell, Inc.	605,217	8,013,073
*eBay, Inc.	399,371	8,350,848
*Electronic Arts, Inc.	115,144	1,834,244
*EMC Corp.	721,992	14,288,222
#Fidelity National Information Services, Inc.	116,396	3,337,073
*First Solar, Inc.	17,074	2,141,933
*Fiserv, Inc.	53,600	2,685,360
*FLIR Systems, Inc.	53,857	1,602,784
*Google, Inc.	85,015	41,219,523
Harris Corp.	45,601	2,030,613
Hewlett-Packard Co.	819,946	37,750,314
Intel Corp.	1,954,248	40,257,509
International Business Machines Corp.	450,399	57,831,232
*Intuit, Inc.	110,327	4,385,498
Jabil Circuit, Inc.	68,050	987,406
*JDS Uniphase Corp.	78,863	855,664
#*Juniper Networks, Inc.	184,796	5,133,633
#KLA-Tencor Corp.	59,706	1,890,889
#*Lexmark International, Inc.	27,571	1,013,234
#Linear Technology Corp.	78,723	2,509,689
*LSI Corp.	229,569	925,163
#MasterCard, Inc. Class A	33,998	7,140,940
*McAfee, Inc.	54,797	1,813,781
#*MEMC Electronic Materials, Inc.	79,875	763,605
#Microchip Technology, Inc.	65,167	1,984,335
#*Micron Technology, Inc.	300,049	2,184,357
Microsoft Corp.	2,677,973	69,118,483
Molex, Inc.	47,676	939,694
*Motorola, Inc.	816,289	6,114,005
National Semiconductor Corp.	83,614	1,153,873
#*NetApp, Inc.	121,048	5,120,330
*Novell, Inc.	122,883	742,213
*Novellus Systems, Inc.	33,734	901,035
*Nvidia Corp.	200,973	1,846,942
Oracle Corp.	1,375,030	32,505,709
#Paychex, Inc.	112,978	2,936,298
*QLogic Corp.	39,172	623,618
QUALCOMM, Inc.	576,149	21,939,754
#*Red Hat, Inc.	66,257	2,130,163
#*SAIC, Inc.	102,765	1,708,982
#*Salesforce.com, Inc.	39,741	3,932,372
*Sandisk Corp.	80,776	3,529,911
*Symantec Corp.	280,594	3,639,304
Tellabs, Inc.	135,318	944,520
*Teradata Corp.	58,619	1,864,084
#*Teradyne, Inc.	63,305	681,162
#Texas Instruments, Inc.	429,282	10,598,973
Total System Services, Inc.	69,332	1,033,740
*VeriSign, Inc.	64,098	1,804,359
Visa, Inc.	158,960	11,659,716

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Western Digital Corp.	80,492	$2,124,184
Western Union Co. (The)	236,077	3,831,530
Xerox Corp.	484,361	4,717,676
#Xilinx, Inc.	96,186	2,685,513
*Yahoo!, Inc.	413,505	5,739,449

Total Information Technology		657,318,380

Materials — (3.2%)
Air Products & Chemicals, Inc.	74,584	5,413,307
Airgas, Inc.	29,317	1,914,107
AK Steel Holding Corp.	38,602	540,042
#Alcoa, Inc.	358,613	4,005,707
#Allegheny Technologies, Inc.	34,610	1,647,782
Ball Corp.	32,428	1,888,607
Bemis Co., Inc.	38,306	1,147,648
CF Industries Holdings, Inc.	24,955	2,026,096
Cliffs Natural Resources, Inc.	47,567	2,690,865
Dow Chemical Co. (The)	405,636	11,086,032
E.I. du Pont de Nemours & Co.	318,229	12,942,373
Eastman Chemical Co.	25,426	1,592,685
Ecolab, Inc.	81,966	4,008,957
FMC Corp.	25,534	1,595,620
Freeport-McMoRan Copper & Gold, Inc. Class B	165,684	11,853,033
International Flavors & Fragrances, Inc.	27,932	1,267,554
International Paper Co.	153,344	3,710,925
MeadWestavco Corp.	60,005	1,437,720
#Monsanto Co.	191,616	11,083,069
Newmont Mining Corp.	172,560	9,646,104
Nucor Corp.	110,680	4,332,015
*Owens-Illinois, Inc.	57,939	1,602,013
*Pactiv Corp.	46,673	1,419,793
PPG Industries, Inc.	58,418	4,058,298
#Praxair, Inc.	107,457	9,329,417
Sealed Air Corp.	56,011	1,211,518
#Sigma-Aldrich Corp.	42,633	2,391,711
#*Titanium Metals Corp.	29,639	656,207
#United States Steel Corp.	50,360	2,232,459
Vulcan Materials Co.	44,849	2,028,969
Weyerhaeuser Co.	74,320	1,205,470

Total Materials		121,966,103

Real Estate Investment Trusts — (1.2%)
Apartment Investment & Management Co. Class A	41,036	881,043
AvalonBay Communities, Inc.	29,146	3,062,953
#Boston Properties, Inc.	48,827	3,998,931
#Equity Residential	99,377	4,556,435
HCP, Inc.	103,247	3,662,171
#Health Care REIT, Inc.	43,591	1,975,108
#Host Marriott Corp.	231,181	3,315,136
Kimco Realty Corp.	142,465	2,146,948
ProLogis	167,390	1,817,855
Public Storage	47,720	4,682,286
Simon Property Group, Inc.	102,798	9,171,638
#Ventas, Inc.	55,094	2,794,368
#Vornado Realty Trust	55,586	4,601,409

Total Real Estate Investment Trusts		46,666,281

Telecommunication Services — (2.7%)
*American Tower Corp.	141,697	6,552,069
AT&T, Inc.	2,075,422	53,836,447

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#CenturyLink, Inc.	105,511	$3,758,302
Frontier Communications Corp.	348,017	2,658,850
#*MetroPCS Communications, Inc.	91,796	821,574
#Qwest Communications International, Inc.	524,442	2,968,342
*Sprint Nextel Corp.	1,047,029	4,784,923
Verizon Communications, Inc.	992,834	28,851,756
Windstream Corp.	169,678	1,934,329

Total Telecommunication Services		106,166,592

Utilities — (3.3%)
*AES Corp.	234,662	2,419,365
Allegheny Energy, Inc.	59,560	1,357,968
Ameren Corp.	83,692	2,123,266
#American Electric Power Co., Inc.	168,194	6,051,620
CenterPoint Energy, Inc.	146,256	2,081,223
#CMS Energy Corp.	80,746	1,285,476
#Consolidated Edison, Inc.	99,036	4,567,540
#Constellation Energy Group, Inc.	70,836	2,238,418
#Dominion Resources, Inc.	209,351	8,790,648
DTE Energy Co.	59,150	2,730,364
Duke Energy Corp.	461,213	7,886,742
Edison International, Inc.	114,433	3,793,454
Entergy Corp.	66,488	5,153,485
EQT Corp.	50,532	1,853,514
Exelon Corp.	232,015	9,705,187
#FirstEnergy Corp.	107,067	4,036,426
#Integrys Energy Group, Inc.	27,050	1,280,818
NextEra Energy, Inc.	145,644	7,617,181
#Nicor, Inc.	15,900	696,261
NiSource, Inc.	97,445	1,607,842
Northeast Utilities, Inc.	61,815	1,720,930
*NRG Energy, Inc.	89,673	2,033,784
Oneok, Inc.	37,333	1,737,104
Pepco Holdings, Inc.	78,397	1,325,693
PG&E Corp.	130,779	5,806,588
Pinnacle West Capital Corp.	38,088	1,450,772
PPL Corp.	164,579	4,491,361
Progress Energy, Inc.	100,862	4,247,299
Public Service Enterprise Group, Inc.	177,705	5,846,494
#SCANA Corp.	39,830	1,525,887
Sempra Energy	86,943	4,325,414
Southern Co.	289,601	10,231,603
#TECO Energy, Inc.	75,133	1,227,673
#Wisconsin Energy Corp.	41,058	2,228,628
Xcel Energy, Inc.	161,412	3,549,450

Total Utilities		129,025,478

TOTAL COMMON STOCKS		3,501,001,888

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $15,680,000 FHLMC 5.50%, 09/15/33, valued at $17,012,800) to be repurchased at $16,761,265	$16,761	16,761,000

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (9.4%)
§@DFA Short Term Investment Fund	360,677,458	$360,677,458
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $6,598,091 FNMA 4.500%, 0501/23, valued at $3,744,957) to be repurchased at $3,635,945	$3,636	3,635,881

TOTAL SECURITIES LENDING COLLATERAL		364,313,339

TOTAL INVESTMENTS — (100.0%) (Cost $3,277,523,127)##		$3,882,076,227

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$360,206,269	—	—	$360,206,269
Consumer Staples	399,560,827	—	—	399,560,827
Energy	379,812,386	—	—	379,812,386
Financials	529,263,814	—	—	529,263,814
Health Care	398,680,957	—	—	398,680,957
Industrials	372,334,801	—	—	372,334,801
Information Technology	657,318,380	—	—	657,318,380
Materials	121,966,103	—	—	121,966,103
Real Estate Investment Trusts	46,666,281	—	—	46,666,281
Telecommunication Services	106,166,592	—	—	106,166,592
Utilities	129,025,478	—	—	129,025,478
Temporary Cash Investments	—	$16,761,000	—	16,761,000
Securities Lending Collateral	—	364,313,339	—	364,313,339
Futures Contracts**	281,315	—	—	281,315

TOTAL	$3,501,283,203	$381,074,339	—	$3,882,357,542

  ** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Schedules of Investments.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (93.0%)
Consumer Discretionary — (16.6%)
#*AutoNation, Inc.	564,051	$13,779,766
Carnival Corp.	2,792,987	96,860,789
CBS Corp.	5,780	86,931
CBS Corp. Class B	3,870,469	57,205,532
*Clear Channel Outdoor Holdings, Inc.	161,706	1,780,383
Comcast Corp. Class A	11,512,642	224,151,140
Comcast Corp. Special Class A	3,794,964	70,055,035
#*Discovery Communications, Inc. (25470F104)	620,976	23,975,883
*Discovery Communications, Inc. (25470F302)	579,219	19,913,549
#DR Horton, Inc.	964,762	10,631,677
#Foot Locker, Inc.	551,498	7,494,858
#Fortune Brands, Inc.	713,434	31,305,484
#*GameStop Corp. Class A	244,920	4,910,646
J.C. Penney Co., Inc.	936,242	23,059,640
#Lennar Corp. Class A	700,256	10,342,781
*Lennar Corp. Class B Voting	3,891	49,221
*Liberty Media Corp. Interactive Class A	3,585,265	40,585,200
*Liberty Media-Starz Corp. Series A	295,430	16,216,153
#*Live Nation Entertainment, Inc.	179,513	1,656,905
Macy’s, Inc.	1,912,303	35,664,451
#*MGM Resorts International	1,880,888	20,426,444
#*Mohawk Industries, Inc.	392,417	19,200,964
#News Corp. Class A	8,486,422	110,747,807
#News Corp. Class B	3,247,295	48,027,493
*Penn National Gaming, Inc.	41,130	1,126,551
#*Pulte Group, Inc.	1,235,184	10,844,916
#*Royal Caribbean Cruises, Ltd.	952,684	27,494,460
#*Sears Holdings Corp.	595,638	42,290,298
Service Corp. International	67,431	574,512
*Signet Jewelers, Ltd. ADR	23,896	711,384
*Stanley Black & Decker, Inc.	100,240	5,815,925
Time Warner Cable, Inc.	1,997,956	114,223,145
Time Warner, Inc.	6,237,759	196,239,898
#*Toll Brothers, Inc.	904,000	15,693,440
#Walt Disney Co. (The)	3,205,180	107,982,514
Washington Post Co.	30,470	12,812,330
Wendy’s/Arby’s Group, Inc.	924,537	4,030,981
#Wyndham Worldwide Corp.	768,432	19,618,069

Total Consumer Discretionary		1,447,587,155

Consumer Staples — (6.8%)
#Archer-Daniels-Midland Co.	2,653,220	72,592,099
#Bunge, Ltd.	304,332	15,110,084
*Central European Distribution Corp.	12,959	337,841
#*Constellation Brands, Inc. Class A	855,902	14,601,688
#Corn Products International, Inc.	428,526	14,287,057
#CVS Caremark Corp.	6,099,840	187,204,090
Del Monte Foods Co.	607,816	8,436,486
J.M. Smucker Co.	527,641	32,412,987
Kraft Foods, Inc.	4,261,520	124,478,999
Molson Coors Brewing Co.	776,366	34,944,234
*Ralcorp Holdings, Inc.	171,755	10,030,492
Safeway, Inc.	1,133,801	23,288,273
#*Smithfield Foods, Inc.	688,899	9,816,811
SUPERVALU, Inc.	1,327,679	14,976,219
Tyson Foods, Inc. Class A	1,926,959	33,741,052

Total Consumer Staples		596,258,412

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (13.8%)
Anadarko Petroleum Corp.	2,760,568	$135,709,523
#Chesapeake Energy Corp.	3,039,817	63,927,352
Chevron Corp.	999,295	76,156,272
#Cimarex Energy Co.	368,647	25,388,719
ConocoPhillips	5,933,807	327,664,823
*Denbury Resources, Inc.	436,781	6,918,611
#Helmerich & Payne, Inc.	488,887	19,814,590
Hess Corp.	1,292,722	69,276,972
Marathon Oil Corp.	3,428,819	114,693,996
Murphy Oil Corp.	302,012	16,535,157
*Nabors Industries, Ltd.	1,170,876	21,555,827
National-Oilwell, Inc.	1,895,755	74,237,766
Noble Energy, Inc.	509,405	34,160,699
Patterson-UTI Energy, Inc.	687,685	11,298,665
#Pioneer Natural Resources Co.	650,933	37,702,039
*Plains Exploration & Production Co.	576,596	13,002,240
*Pride International, Inc.	750,096	17,844,784
*QEP Resources, Inc.	207,166	7,130,654
#*Rowan Cos., Inc.	500,966	12,654,401
Smith International, Inc.	687,354	28,511,444
Sunoco, Inc.	505,077	18,016,097
#Tesoro Petroleum Corp.	321,700	4,153,147
#Tidewater, Inc.	273,715	11,216,841
Valero Energy Corp.	2,485,426	42,227,388
#*Whiting Petroleum Corp.	212,514	18,703,357

Total Energy		1,208,501,364

Financials — (23.6%)
*Allegheny Corp.	37,580	11,282,268
Allied World Assurance Co. Holdings, Ltd.	154,398	7,692,108
Allstate Corp. (The)	2,684,285	75,804,208
American Financial Group, Inc.	689,393	20,316,412
American National Insurance Co.	92,588	7,247,789
Ameriprise Financial, Inc.	97,636	4,138,790
#*Arch Capital Group, Ltd.	90,373	7,072,591
Aspen Insurance Holdings, Ltd.	203,151	5,556,180
#Associated Banc-Corp.	187,920	2,553,833
Assurant, Inc.	455,398	16,981,791
Axis Capital Holdings, Ltd.	597,336	18,618,963
Bank of America Corp.	19,498,241	273,755,304
Capital One Financial Corp.	2,270,587	96,113,948
#Cincinnati Financial Corp.	990,152	27,278,688
*CIT Group, Inc.	199,279	7,245,784
*Citigroup, Inc.	49,545,206	203,135,345
CME Group, Inc.	279,766	77,998,761
#*CNA Financial Corp.	1,676,585	47,044,975
Endurance Specialty Holdings, Ltd.	12,831	495,148
#Everest Re Group, Ltd.	201,091	15,608,683
Fidelity National Financial, Inc.	890,854	13,157,914
Fifth Third Bancorp	2,707,541	34,412,846
First American Financial Corp.	423,016	6,239,486
*Genworth Financial, Inc.	2,218,170	30,122,749
#Hanover Insurance Group, Inc.	304,654	13,352,985
Hartford Financial Services Group, Inc.	1,878,982	43,986,969
HCC Insurance Holdings, Inc.	479,256	12,518,167
KeyCorp.	3,339,989	28,256,307
#Legg Mason, Inc.	737,474	21,305,624
Lincoln National Corp.	1,497,560	38,996,462
Loews Corp.	2,592,160	96,298,744
Marshall & Ilsley Corp.	2,067,470	14,534,314
MetLife, Inc.	4,631,345	194,794,371

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*NASDAQ OMX Group, Inc. (The)	655,801	$12,768,445
NYSE Euronext, Inc.	1,081,008	31,316,802
#Old Republic International Corp.	1,432,884	17,925,379
PartnerRe, Ltd.	87,527	6,334,329
People’s United Financial, Inc.	2,984	41,299
*Popular, Inc.	1,068,649	3,067,023
Principal Financial Group, Inc.	291,874	7,474,893
#Prudential Financial, Inc.	1,954,433	111,969,467
Regions Financial Corp.	4,899,972	35,916,795
#Reinsurance Group of America, Inc.	509,512	24,446,386
#SunTrust Banks, Inc.	2,203,550	57,182,122
Transatlantic Holdings, Inc.	313,333	14,980,451
Travelers Cos., Inc. (The)	3,328,076	167,901,434
Unum Group	1,898,589	43,325,801
Validus Holdings, Ltd.	314,986	7,824,252
Wesco Financial Corp.	19,805	6,711,914
White Mountains Insurance Group, Ltd.	32,621	10,244,625
Xl Group P.L.C.	769,350	13,640,575
#Zions Bancorporation	665,995	14,778,429

Total Financials		2,061,768,928

Health Care — (5.9%)
Aetna, Inc.	1,852,699	51,597,667
#*Alere, Inc.	239,800	6,745,574
*Boston Scientific Corp.	4,237,207	23,728,359
*CareFusion Corp.	562,653	11,855,099
#*Community Health Systems, Inc.	396,974	12,873,867
*Coventry Health Care, Inc.	534,757	10,604,231
*Health Net, Inc.	73,886	1,740,015
#*Hologic, Inc.	1,065,253	15,062,677
*Humana, Inc.	683,819	32,153,169
*King Pharmaceuticals, Inc.	1,215,010	10,643,488
#Omnicare, Inc.	582,523	14,347,541
PerkinElmer, Inc.	424,381	8,258,454
Pfizer, Inc.	387,911	5,818,665
#Teleflex, Inc.	82,382	4,668,588
*Thermo Fisher Scientific, Inc.	1,791,314	80,358,346
UnitedHealth Group, Inc.	2,647,609	80,619,694
*Watson Pharmaceuticals, Inc.	400,301	16,212,190
*WellPoint, Inc.	2,580,122	130,863,788

Total Health Care		518,151,412

Industrials — (13.6%)
#*AGCO Corp.	279,980	9,732,105
#*Covanta Holding Corp.	79,215	1,193,770
CSX Corp.	2,287,204	120,581,395
#Eaton Corp.	290,504	22,792,944
FedEx Corp.	563,693	46,532,857
General Electric Co.	19,049,819	307,083,082
#*Hertz Global Holdings, Inc.	1,118,874	13,135,581
#Ingersoll-Rand P.L.C.	635,764	23,815,719
*Kansas City Southern	228,073	8,370,279
KBR, Inc.	66,039	1,477,953
L-3 Communications Holdings, Inc.	184,910	13,505,826
#Masco Corp.	937,149	9,633,892
Norfolk Southern Corp.	2,186,220	123,018,599
Northrop Grumman Corp.	1,926,678	112,980,398
*Owens Corning	419,337	13,200,729
Pentair, Inc.	341,927	11,693,903
R. R. Donnelley & Sons Co.	705,088	11,894,835
Republic Services, Inc.	722,259	23,011,172

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ryder System, Inc.	319,005	$13,930,948
#Southwest Airlines Co.	4,297,932	51,790,081
#SPX Corp.	69,937	4,165,448
#*Terex Corp.	367,141	7,247,363
Tyco International, Ltd.	341,547	13,074,419
Union Pacific Corp.	2,835,808	211,749,783
*URS Corp.	363,426	14,678,776

Total Industrials		1,190,291,857

Information Technology — (3.5%)
Activision Blizzard, Inc.	2,166,692	25,740,300
#*AOL, Inc.	555,835	11,628,068
*Arrow Electronics, Inc.	532,232	13,194,031
*Avnet, Inc.	860,267	21,635,715
AVX Corp.	246,061	3,464,539
Computer Sciences Corp.	946,932	42,924,428
CoreLogic, Inc.	429,880	8,610,496
#Fidelity National Information Services, Inc.	741,398	21,255,881
*IAC/InterActiveCorp.	815,025	20,375,625
*Ingram Micro, Inc.	969,555	16,026,744
#*MEMC Electronic Materials, Inc.	380,051	3,633,288
#*Micron Technology, Inc.	2,429,855	17,689,344
*Sandisk Corp.	606,339	26,497,014
*Tech Data Corp.	18,582	735,104
Tellabs, Inc.	1,931,218	13,479,902
Tyco Electronics, Ltd.	1,547,828	41,791,356
Xerox Corp.	2,013,905	19,615,435

Total Information Technology		308,297,270

Materials — (2.8%)
#Alcoa, Inc.	5,082,514	56,771,681
Ashland, Inc.	323,220	16,435,737
Cytec Industries, Inc.	32,945	1,644,614
#Domtar Corp.	177,762	10,399,077
Huntsman Corp.	281,950	2,952,016
International Paper Co.	2,281,591	55,214,502
MeadWestavco Corp.	1,023,001	24,511,104
Reliance Steel & Aluminum Co.	322,037	12,649,613
Steel Dynamics, Inc.	360,767	5,166,183
#United States Steel Corp.	567,570	25,160,378
Vulcan Materials Co.	329,518	14,907,394
#Weyerhaeuser Co.	1,105,551	17,932,037

Total Materials		243,744,336

Telecommunication Services — (5.4%)
AT&T, Inc.	11,353,024	294,497,443
#CenturyLink, Inc.	883,843	31,482,488
#*MetroPCS Communications, Inc.	571,470	5,114,656
*Sprint Nextel Corp.	12,479,123	57,029,592
Telephone & Data Systems, Inc.	309,373	10,558,900
Telephone & Data Systems, Inc. Special Shares	251,163	7,537,402
*United States Cellular Corp.	265,925	12,506,453
Verizon Communications, Inc.	1,811,051	52,629,142

Total Telecommunication Services		471,356,076

Utilities — (1.0%)
*AES Corp.	712,304	7,343,854
#*Calpine Corp.	1,403,794	18,951,219
#*Mirant Corp.	132,736	1,456,114
*NRG Energy, Inc.	595,651	13,509,365

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Public Service Enterprise Group, Inc.	1,379,376	$45,381,470
Questar Corp.	207,166	3,407,881

Total Utilities		90,049,903

TOTAL COMMON STOCKS		8,136,006,713

Face Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $37,140,000 FNMA 1.279%(r), 11/25/39, valued at $26,573,320) to be repurchased at $26,179,415	$26,179	26,179,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.7%)
§@DFA Short Term Investment Fund	579,429,421	579,429,421
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $10,599,852 FNMA 4.500%, 05/01/23, valued at $6,016,285) to be repurchased at $5,841,155	$5,841	5,841,053

TOTAL SECURITIES LENDING COLLATERAL		585,270,474

TOTAL INVESTMENTS — (100.0%) (Cost $7,336,470,486)##		$8,747,456,187

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,447,587,155	—	—	$1,447,587,155
Consumer Staples	596,258,412	—	—	596,258,412
Energy	1,208,501,364	—	—	1,208,501,364
Financials	2,061,768,928	—	—	2,061,768,928
Health Care	518,151,412	—	—	518,151,412
Industrials	1,190,291,857	—	—	1,190,291,857
Information Technology	308,297,270	—	—	308,297,270
Materials	243,744,336	—	—	243,744,336
Telecommunication Services	471,356,076	—	—	471,356,076
Utilities	90,049,903	—	—	90,049,903
Temporary Cash Investments	—	$26,179,000	—	26,179,000
Securities Lending Collateral	—	585,270,474	—	585,270,474

TOTAL	$8,136,006,713	$611,449,474	—	$8,747,456,187

See accompanying Notes to Schedules of Investments.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.9%)
AUSTRALIA — (5.3%)
Alumina, Ltd.	2,104,308	$2,964,250
#Alumina, Ltd. Sponsored ADR	172,484	971,085
Amcor, Ltd.	2,298,994	13,671,372
Amcor, Ltd. Sponsored ADR	77,103	1,831,196
*Asciano Group, Ltd.	1,652,988	2,536,499
Australia & New Zealand Banking Group, Ltd.	3,253,649	68,078,655
*Bank of Queensland, Ltd.	187,920	1,765,538
Bendigo Bank, Ltd.	508,992	3,778,174
*BlueScope Steel, Ltd.	4,756,814	10,235,803
#Boral, Ltd.	1,389,839	5,338,615
#Caltex Australia, Ltd.	265,507	2,466,814
Crown, Ltd.	1,179,954	8,516,371
CSR, Ltd.	2,677,178	4,175,274
Downer EDI, Ltd.	154,006	693,256
#Fairfax Media, Ltd.	3,339,114	4,457,669
Goodman Fielder, Ltd.	2,376,765	2,869,558
Harvey Norman Holdings, Ltd.	722,542	2,287,702
Incitec Pivot, Ltd.	4,149,937	12,238,744
Insurance Australia Group, Ltd.	2,620,594	8,110,941
Lend Lease Group NL	755,364	4,984,211
Macquarie Group, Ltd.	424,077	14,316,854
National Australia Bank, Ltd.	2,342,165	53,426,185
OneSteel, Ltd.	1,841,739	4,994,101
Origin Energy, Ltd.	1,295,753	18,115,195
*OZ Minerals, Ltd.	4,190,871	4,685,956
#Primary Health Care, Ltd.	339,197	1,106,730
*Qantas Airways, Ltd.	2,850,317	6,388,091
Santos, Ltd.	1,037,299	12,509,149
Sims Metal Management, Ltd.	100,420	1,616,982
*Sims Metal Management, Ltd. Sponsored ADR	124,013	1,986,688
*Sonic Healthcare, Ltd.	281,537	2,628,185
Suncorp-Metway, Ltd.	2,664,601	20,207,447
TABCORP Holdings, Ltd.	1,277,891	7,924,204
Tatts Group, Ltd.	1,897,509	4,206,767
*Toll Holdings, Ltd.	42,533	229,065
#Washington H. Soul Pattinson & Co., Ltd.	113,801	1,340,689
Wesfarmers, Ltd.	2,331,991	65,695,361

TOTAL AUSTRALIA		383,349,376

AUSTRIA — (0.4%)
Erste Group Bank AG	360,535	14,429,376
OMV AG	383,710	12,829,759
Voestalpine AG	175,999	5,626,652

TOTAL AUSTRIA		32,885,787

BELGIUM — (0.6%)
Delhaize Group SA	201,237	14,857,498
#Delhaize Group SA Sponsored ADR	52,900	3,937,347
*KBC Groep NV	209,898	9,238,596
#Solvay SA	55,936	5,473,348
#UCB SA	278,888	8,993,728

TOTAL BELGIUM		42,500,517

CANADA — (9.2%)
Astral Media, Inc. Class A	40,138	1,421,941
#BCE, Inc.	651,325	19,925,268
#Canadian Pacific Railway, Ltd.	427,751	25,543,149
#Canadian Tire Corp. Class A	186,947	10,397,966

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
Canadian Utilities, Ltd. Class A	82,858	$3,933,952
Cenovus Energy, Inc.	143,866	4,051,282
*CGI Group, Inc.	400,789	5,730,848
Empire Co., Ltd. Class A	65,500	3,567,920
#Encana Corp.	1,704,082	52,097,950
Ensign Energy Services, Inc.	128,319	1,581,442
#Fairfax Financial Holdings, Ltd.	54,722	21,797,246
George Weston, Ltd.	128,907	9,844,354
*Gerdau Ameristeel Corp.	403,761	4,434,086
Goldcorp, Inc.	353,927	13,874,090
#Husky Energy, Inc.	679,453	16,694,697
Industrial Alliance Insurance & Financial Services, Inc.	140,300	4,453,080
#*Inmet Mining Corp.	121,900	5,958,343
Intact Financial Corp.	128,700	5,863,828
#Loblaw Cos., Ltd.	203,353	8,634,170
#*Lundin Mining Corp.	373,700	1,454,015
Magna International, Inc. Class A	285,003	21,216,166
#Manitoba Telecom Services, Inc.	40,500	1,088,483
#Manulife Financial Corp.	2,171,383	34,512,327
#Metro, Inc. Class A	137,300	5,868,355
#National Bank of Canada	135,767	7,790,375
*New Gold, Inc.	194,663	961,907
Nexen, Inc.	1,166,938	24,234,353
*Sears Canada, Inc.	34,515	872,905
#*Sino-Forest Corp.	521,532	8,030,593
#Sun Life Financial, Inc.	1,311,094	36,882,290
Suncor Energy, Inc.	1,412,616	46,567,342
Talisman Energy, Inc.	2,295,234	39,182,293
*Teck Resources, Ltd. Class A	2,888	103,238
Teck Resources, Ltd. Class B	1,418,230	49,925,338
Telus Corp.	354,032	13,285,885
#Thomson Reuters Corp.	1,832,184	68,507,517
#TransAlta Corp.	458,466	9,293,742
#TransCanada Corp.	1,627,758	57,522,930
*Viterra, Inc.	460,598	3,606,647
Yamana Gold, Inc.	1,685,951	15,858,320

TOTAL CANADA		666,570,633

DENMARK — (1.3%)
A.P. Moller - Maersk A.S.	3,634	30,620,539
Carlsberg A.S. Series B	282,497	25,007,779
Danisco A.S.	107,780	8,193,052
*Danske Bank A.S.	1,125,595	26,433,977
*Jyske Bank A.S.	111,779	3,893,283
#*Sydbank A.S.	60,841	1,514,582

TOTAL DENMARK		95,663,212

FINLAND — (0.8%)
Kesko Oyj	152,447	5,911,564
#Neste Oil Oyj	302,274	4,458,645
#Outokumpu Oyj	228,983	3,797,888
#Sampo Oyj	524,829	12,820,230
#Stora Enso Oyj Series R	1,304,065	10,554,253
Stora Enso Oyj Sponsored ADR	91,500	741,150
UPM-Kymmene Oyj	1,166,852	16,933,185
UPM-Kymmene Oyj Sponsored ADR	69,300	1,008,315

TOTAL FINLAND		56,225,230

FRANCE — (7.4%)
*Air France-KLM SA	320,673	4,783,431

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
AXA SA	2,818,397	$51,745,719
AXA SA Sponsored ADR	140,900	2,599,605
BNP Paribas SA	943,775	64,514,281
Capgemini SA	259,094	12,316,674
#Casino Guichard Perrachon SA	95,356	8,308,628
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	141,089	2,731,483
Ciments Francais SA	26,702	2,153,896
CNP Assurances SA	289,208	5,971,791
#Compagnie de Saint-Gobain SA	875,747	37,272,564
#Compagnie Generale des Establissements Michelin SA Series B	222,791	16,954,945
Credit Agricole SA	1,845,722	25,191,731
*European Aeronautic Defence & Space Co. SA	968,650	22,952,513
France Telecom SA	177,422	3,710,895
GDF Suez SA	534,464	17,716,611
*Groupe Eurotunnel SA	545,525	4,009,755
#Lafarge SA	467,217	25,439,826
Lagardere SCA	238,722	8,789,241
*Natixis SA	1,614,867	8,602,518
#*Peugeot SA	325,797	9,660,639
PPR SA	161,317	21,595,571
#*Renault SA	500,084	22,360,817
*Rexel SA	91,952	1,522,977
Safran SA	256,763	6,928,081
Sanofi-Aventis SA ADR	148,200	4,318,548
SCOR SE	199,135	4,367,361
Societe Generale Paris SA	996,332	57,220,745
STMicroelectronics NV	1,542,301	12,664,801
Vivendi SA	2,798,643	67,126,016

TOTAL FRANCE		533,531,663

GERMANY — (7.8%)
Allianz SE	481,474	55,662,531
Allianz SE Sponsored ADR	2,834,240	32,933,869
Bayerische Motoren Werke AG	915,762	49,291,676
#*Commerzbank AG	1,163,573	10,533,284
*Daimler AG (5529027)	1,684,003	90,478,600
*Daimler AG (D1668R123)	404,583	21,867,711
Deutsche Bank AG (5750355)	774,190	54,058,817
#Deutsche Bank AG (D18190898)	280,474	19,700,494
*Deutsche Lufthansa AG	464,311	7,572,301
#*Deutsche Postbank AG	124,712	3,986,242
Deutsche Telekom AG	2,852,483	38,309,311
#Deutsche Telekom AG Sponsored ADR	3,099,741	41,474,535
*E.ON AG	718,308	21,517,569
Fraport AG	41,329	2,148,510
Generali Deutschland Holding AG	16,774	2,009,647
Hannover Rueckversicherung AG	110,141	5,305,312
Heidelberger Zement AG	201,967	10,234,847
Linde AG	81,709	9,559,723
Munchener Rueckversicherungs-Gesellschaft AG	412,644	57,260,135
Porsche Automobil Holding SE	190,907	9,710,472
Salzgitter AG	79,216	5,313,494
SCA Hygiene Products SE	3,195	1,458,316
Suedzucker AG	11,782	228,528
ThyssenKrupp AG	368,208	10,951,048
#Volkswagen AG	36,942	3,508,874

TOTAL GERMANY		565,075,846

GREECE — (0.1%)
*Agricultural Bank of Greece S.A.	260,649	414,252
*Alpha Bank A.E.	278,473	2,116,093

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*EFG Eurobank Ergasias S.A.	385,650	$2,968,965
Hellenic Petroleum S.A.	355,700	2,793,190
#National Bank of Greece S.A. ADR	619,230	1,795,767
*Piraeus Bank S.A.	121,000	800,547

TOTAL GREECE		10,888,814

HONG KONG — (1.8%)
Cathay Pacific Airways, Ltd.	994,000	2,213,811
Cheung Kong Holdings, Ltd.	2,147,000	25,926,398
*Dah Sing Financial Holdings, Ltd.	139,200	851,877
Great Eagle Holdings, Ltd.	471,721	1,235,020
Hang Lung Group, Ltd.	765,000	4,493,110
#Henderson Land Development Co., Ltd.	1,995,000	12,422,712
Hong Kong & Shanghai Hotels, Ltd.	1,170,337	1,861,248
Hopewell Holdings, Ltd.	689,669	2,180,193
Hutchison Whampoa, Ltd.	5,568,000	36,698,095
Hysan Development Co., Ltd.	1,029,302	3,204,384
New World Development Co., Ltd.	4,223,666	7,552,296
Pacific Basin Shipping, Ltd.	301,000	229,056
Sino Land Co., Ltd.	1,162,182	2,201,446
Sun Hung Kai Properties, Ltd.	734,827	10,792,732
Wharf Holdings, Ltd.	844,990	4,623,905
Wheelock & Co., Ltd.	3,482,000	10,770,945

TOTAL HONG KONG		127,257,228

IRELAND — (0.1%)
#Bank of Ireland P.L.C. Sponsored ADR	184,942	817,444
#CRH P.L.C. Sponsored ADR	283,801	5,968,335

TOTAL IRELAND		6,785,779

ISRAEL — (0.4%)
*Bank Hapoalim B.M.	2,529,478	10,208,833
*Bank Leumi Le-Israel B.M.	3,007,894	12,766,944
*Israel Discount Bank, Ltd.	708,867	1,292,588
*NICE Systems, Ltd. Sponsored ADR	107,741	3,088,934

TOTAL ISRAEL		27,357,299

ITALY — (2.0%)
*Banca Monte Dei Paschi di Siena SpA	5,698,737	7,478,382
Banca Popolare di Milano Scarl	646,616	3,420,487
Banco Popolare Scarl	426,228	2,711,743
Fiat SpA	284,123	3,638,834
Fondiaria - SAI SpA	55,722	595,146
Intesa Sanpaolo SpA	10,741,131	35,451,617
Italcementi SpA	235,678	1,929,593
Telecom Italia SpA	5,476,933	6,970,737
Telecom Italia SpA Sponsored ADR	1,874,500	23,862,385
UniCredit SpA	15,858,749	44,352,930
Unione di Banche Italiane ScpA	1,533,872	16,451,882
#Unipol Gruppo Finanziario SpA	1,822,774	1,374,764

TOTAL ITALY		148,238,500

JAPAN — (17.4%)
#77 Bank, Ltd. (The)	737,372	3,908,095
#AEON Co., Ltd.	1,886,800	20,195,313
Aisin Seiki Co., Ltd.	346,600	9,644,827
Ajinomoto Co., Inc.	1,342,000	12,688,037
Alfresa Holdings Corp.	70,500	3,250,707
Amada Co., Ltd.	644,000	4,197,301
Aozora Bank, Ltd.	943,000	1,249,964

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Asahi Kasei Corp.	692,000	$3,614,606
#Asatsu-DK, Inc.	32,500	779,791
Awa Bank, Ltd. (The)	65,600	400,565
Bank of Iwate, Ltd. (The)	19,600	1,090,208
Bank of Kyoto, Ltd. (The)	666,400	5,551,325
Bank of Yokohama, Ltd. (The)	1,261,000	5,803,269
Bridgestone Corp.	1,639,700	29,296,905
Canon Marketing Japan, Inc.	124,900	1,696,069
#*Casio Computer Co., Ltd.	249,300	1,789,422
Chiba Bank, Ltd. (The)	881,000	5,376,211
Chudenko Corp.	40,900	460,530
Chugoku Bank, Ltd. (The)	337,800	3,931,891
Chuo Mitsui Trust Holdings, Inc.	856,689	3,032,993
Citizen Holdings Co., Ltd.	377,500	2,263,555
Coca-Cola West Co., Ltd.	109,007	1,974,037
Comsys Holdings Corp.	151,700	1,451,810
Cosmo Oil Co., Ltd.	1,212,364	2,886,587
Credit Saison Co., Ltd.	298,900	3,788,538
Dai Nippon Printing Co., Ltd.	1,715,000	20,700,620
Daicel Chemical Industries, Ltd.	515,000	3,639,948
Daido Steel Co., Ltd.	398,000	1,900,562
Daihatsu Motor Co., Ltd.	78,000	917,597
#Dainippon Sumitomo Pharma Co., Ltd.	311,900	2,335,680
Daishi Bank, Ltd. (The)	573,932	1,984,522
Daiwa House Industry Co., Ltd.	916,000	8,995,948
Daiwa Securities Group, Inc.	3,822,000	16,524,992
Denso Corp.	416,588	11,927,905
DIC Corp.	123,000	202,225
*Fuji Heavy Industries, Ltd.	1,318,000	7,241,702
Fuji Television Network, Inc.	961	1,392,885
FUJIFILM Holdings Corp.	1,327,000	41,323,782
Fujikura, Ltd.	624,000	2,933,976
Fukuoka Financial Group, Inc.	1,560,000	6,485,889
Glory, Ltd.	77,800	1,811,250
Gunma Bank, Ltd. (The)	722,397	3,871,546
#*H2O Retailing Corp.	198,000	1,228,759
Hachijuni Bank, Ltd. (The)	993,231	5,671,896
Hakuhodo Dy Holdings, Inc.	31,000	1,572,796
Hankyu Hanshin Holdings, Inc.	475,000	2,146,524
Higo Bank, Ltd. (The)	376,000	2,055,430
#Hiroshima Bank, Ltd. (The)	300,000	1,178,536
Hitachi Capital Corp.	88,300	1,171,161
Hitachi High-Technologies Corp.	118,800	2,270,560
Hitachi Transport System, Ltd.	111,000	1,604,950
*Hitachi, Ltd.	5,329,000	22,115,973
#*Hitachi, Ltd. Sponsored ADR	144,840	6,058,657
Hokkoku Bank, Ltd. (The)	435,409	1,712,716
*Hokuhoku Financial Group, Inc.	2,059,000	3,637,106
#House Foods Corp.	119,500	1,745,829
Hyakugo Bank, Ltd. (The)	475,028	2,087,115
Hyakujishi Bank, Ltd. (The)	329,000	1,233,923
Idemitsu Kosan Co., Ltd.	51,124	3,807,469
#*Inpex Corp.	2,294	11,221,914
Isetan Mitsukoshi Holdings, Ltd.	747,500	7,060,593
ITOCHU Corp.	1,449,200	11,279,025
Iyo Bank, Ltd. (The)	499,000	4,417,143
J Front Retailing Co., Ltd.	928,000	4,188,702
Joyo Bank, Ltd. (The)	1,294,000	5,227,214
JS Group Corp.	561,100	11,307,176
JTEKT Corp.	233,600	2,260,795
Juroku Bank, Ltd.	400,000	1,367,360

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*JX Holdings, Inc.	5,279,233	$28,597,500
Kagoshima Bank, Ltd. (The)	358,143	2,234,451
#Kajima Corp.	1,481,000	3,516,475
Kamigumi Co., Ltd.	519,000	4,068,179
Kandenko Co., Ltd.	129,000	763,826
Kaneka Corp.	580,542	3,585,217
*Kansai Paint Co., Ltd.	64,000	543,495
*Kawasaki Kisen Kaisha, Ltd.	899,087	3,831,817
*Keiyo Bank, Ltd. (The)	384,000	1,920,635
Kewpie Corp.	131,300	1,574,259
Kinden Corp.	285,000	2,568,922
*Kobe Steel, Ltd.	3,785,000	7,922,670
Kuraray Co., Ltd.	30,500	381,584
Kyocera Corp.	327,900	29,213,531
Kyocera Corp. Sponsored ADR	13,600	1,216,384
Kyowa Hakko Kirin Co., Ltd.	478,000	4,900,847
Mabuchi Motor Co., Ltd.	34,400	1,727,318
Marui Group Co., Ltd.	542,642	3,806,309
Maruichi Steel Tube, Ltd.	75,300	1,500,090
Mazda Motor Corp.	3,005,000	7,257,082
Medipal Holdings Corp.	306,000	3,545,899
#Meiji Holdings Co., Ltd.	144,395	6,196,103
Mitsubishi Chemical Holdings Corp.	2,534,000	13,042,417
Mitsubishi Gas Chemical Co., Inc.	589,000	3,299,576
Mitsubishi Heavy Industries, Ltd.	8,918,000	33,372,403
Mitsubishi Logistics Corp.	205,000	2,352,721
*Mitsubishi Materials Corp.	2,316,000	6,160,410
#Mitsubishi Tanabe Pharma Corp.	655,000	9,579,698
#Mitsubishi UFJ Financial Group, Inc. ADR	4,677,874	23,295,813
Mitsui & Co., Ltd. Sponsored ADR	10,292	2,648,749
Mitsui Chemicals, Inc.	1,443,800	4,269,015
#*Mitsui Engineering & Shipbuilding Co., Ltd.	1,025,000	2,130,923
Mitsui Mining & Smelting Co., Ltd.	359,000	981,436
Mitsui O.S.K. Lines, Ltd.	546,000	3,690,179
Mitsumi Electric Co., Ltd.	137,400	2,293,922
#Mizuho Financial Group, Inc. ADR	349,173	1,127,829
Mizuho Securities Co., Ltd.	1,006,000	2,282,270
MS&AD Insurance Group Holdings, Inc.	746,653	16,522,629
Nagase & Co., Ltd.	235,889	2,585,934
Namco Bandai Holdings, Inc.	315,800	2,823,890
Nanto Bank, Ltd. (The)	323,000	1,681,160
NEC Corp.	5,322,101	14,341,450
Nippon Express Co., Ltd.	1,716,238	6,958,907
Nippon Kayaku Co., Ltd.	6,000	53,940
Nippon Meat Packers, Inc.	379,536	4,979,408
Nippon Paper Group, Inc.	192,200	5,113,620
Nippon Sheet Glass Co., Ltd.	1,171,739	2,880,189
Nippon Shokubai Co., Ltd.	234,000	2,424,515
*Nippon Steel Corp.	856,000	2,919,708
Nippon Television Network Corp.	10,790	1,507,703
Nippon Yusen K.K.	2,826,000	11,936,817
Nishi-Nippon Bank, Ltd.	1,236,569	3,591,810
*Nissan Motor Co., Ltd.	4,831,600	36,992,306
#Nisshin Seifun Group, Inc.	394,500	4,818,569
#Nisshin Steel Co., Ltd.	1,248,000	2,092,242
Nisshinbo Holdings, Inc.	305,000	3,152,955
*NKSJ Holdings, Inc.	1,060,000	6,195,960
NOK Corp.	162,200	2,650,632
*Nomura Real Estate Holdings, Inc.	152,200	1,871,478
NTN Corp.	636,000	2,753,626
Obayashi Corp.	1,650,682	7,030,616

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	$1,061,674
Oji Paper Co., Ltd.	1,769,000	8,537,437
Ono Pharmaceutical Co., Ltd.	92,600	3,836,638
#Onward Holdings Co., Ltd.	278,000	2,089,793
Panasonic Corp. Sponsored ADR	283,054	3,753,296
Panasonic Electric Works Co., Ltd.	575,000	7,289,357
Rengo Co., Ltd.	305,000	1,969,630
Ricoh Co., Ltd.	1,541,000	21,282,539
Rohm Co., Ltd.	206,000	12,982,000
San-in Godo Bank, Ltd. (The)	309,900	2,276,080
*Sankyo Co., Ltd.	57,500	2,811,543
Sapporo Hokuyo Holdings, Inc.	515,300	2,440,962
#SBI Holdings, Inc.	36,710	4,870,374
Seiko Epson Corp.	260,800	3,417,985
Seino Holdings Co., Ltd.	295,000	1,978,577
Sekisui Chemical Co., Ltd.	867,000	5,849,555
#Sekisui House, Ltd.	1,224,000	10,841,805
Seven & I Holdings Co., Ltd.	1,295,500	30,922,403
Sharp Corp.	2,192,000	23,997,417
Shiga Bank, Ltd.	345,185	2,105,623
Shimachu Co., Ltd.	70,700	1,287,476
Shimizu Corp.	1,371,000	5,168,641
#*Shinsei Bank, Ltd.	1,542,000	1,418,442
Shizuoka Bank, Ltd.	919,000	7,636,130
Showa Denko K.K.	1,456,000	2,876,990
Showa Shell Sekiyu K.K.	282,300	2,077,550
SKY Perfect JSAT Holdings, Inc.	3,029	1,070,235
Sohgo Security Services Co., Ltd.	101,300	1,024,369
Sojitz Corp.	2,155,700	3,418,832
Sony Corp.	652,500	20,413,761
Sony Corp. Sponsored ADR	1,801,265	56,235,493
Sumitomo Bakelite Co., Ltd.	347,000	1,807,633
#Sumitomo Chemical Co., Ltd.	1,982,000	8,582,949
Sumitomo Corp.	3,241,900	34,407,925
Sumitomo Electric Industries, Ltd.	2,237,200	26,094,242
Sumitomo Forestry Co., Ltd.	158,000	1,212,696
Sumitomo Heavy Industries, Ltd.	384,000	2,246,669
Sumitomo Mitsui Financial Group, Inc.	327,900	10,105,626
Sumitomo Rubber Industries, Ltd.	230,300	2,276,234
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,528,689
Suzuken Co., Ltd.	126,100	4,408,665
Suzuki Motor Corp.	123,700	2,589,183
*Taiheiyo Cement Corp.	1,638,800	2,219,926
Taisei Corp.	2,041,703	4,076,497
Taisho Pharmaceutical Co., Ltd.	285,000	5,546,439
Takashimaya Co., Ltd.	492,634	3,817,129
Takata Corp.	39,900	785,542
TDK Corp.	188,500	11,358,224
Teijin, Ltd.	1,876,862	5,962,785
Toda Corp.	385,000	1,230,777
Tokai Rika Co., Ltd.	71,500	1,210,360
Tokuyama Corp.	486,000	2,433,274
Tokyo Broadcasting System, Inc.	64,600	823,002
Tokyo Steel Manufacturing Co., Ltd.	194,300	2,321,030
Tokyo Tatemono Co., Ltd.	568,000	1,848,037
Tokyu Land Corp.	38,000	137,966
Toppan Printing Co., Ltd.	1,260,000	10,368,961
#Tosoh Corp.	1,044,000	2,788,368
TOTO, Ltd.	17,000	115,927
Toyo Seikan Kaisha, Ltd.	346,349	5,561,919
Toyobo Co., Ltd.	743,000	1,272,087

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyota Auto Body Co., Ltd.	105,100	$1,448,628
*Toyota Motor Corp. Sponsored ADR	478,532	33,607,302
Toyota Tsusho Corp.	477,500	7,251,994
TV Asahi Corp.	755	1,069,729
UNY Co., Ltd.	339,550	2,620,992
Wacoal Corp.	139,000	1,818,320
Yamaguchi Financial Group, Inc.	414,148	3,868,893
Yamaha Corp.	297,100	3,292,406
*Yamato Holdings Co., Ltd.	167,300	2,073,806
*Yamato Kogyo Co., Ltd.	12,200	296,696
Yamazaki Baking Co., Ltd.	152,000	1,926,911
*Yokogawa Electric Corp.	370,400	2,185,663
Yokohama Rubber Co., Ltd.	437,000	2,333,022

TOTAL JAPAN		1,257,298,655

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.7%)
*Aegon NV	3,278,417	19,692,013
Akzo Nobel NV	120,747	7,106,006
#ArcelorMittal NV	2,446,831	74,909,240
*ING Groep NV	3,093,625	29,667,570
#*ING Groep NV Sponsored ADR	1,273,519	12,251,253
Koninklijke Ahold NV	984,473	12,641,684
Koninklijke DSM NV	443,200	21,014,946
Koninklijke Philips Electronics NV	2,870,499	89,235,240
Philips Electronics NV ADR	137,395	4,275,732

TOTAL NETHERLANDS		270,793,684

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	960,736	3,978,964
Fletcher Building, Ltd.	665,798	3,677,561

TOTAL NEW ZEALAND		7,656,525

NORWAY — (0.9%)
DnB NOR ASA Series A	1,603,686	19,844,337
#Marine Harvest ASA	5,002,000	3,759,659
#Norsk Hydro ASA	2,611,753	14,006,524
#Norsk Hydro ASA Sponsored ADR	59,900	327,054
Orkla ASA	2,700,350	22,350,199
*Storebrand ASA	713,900	4,215,650

TOTAL NORWAY		64,503,423

PORTUGAL — (0.1%)
#Banco BPI SA	147,628	327,127
#Banco Comercial Portugues SA	3,941,284	3,402,504
#Banco Espirito Santo SA	747,704	3,575,116
Cimpor Cimentos de Portugal SA	129,009	783,986

TOTAL PORTUGAL		8,088,733

SINGAPORE — (1.5%)
*CapitaLand, Ltd.	4,422,000	12,907,147
DBS Group Holdings, Ltd.	3,167,632	33,619,538
Fraser & Neave, Ltd.	2,502,450	10,122,784
Golden Agri-Resources, Ltd.	13,635,000	5,778,720
#*Neptune Orient Lines, Ltd.	1,079,004	1,631,935
Overseas-Chinese Banking Corp., Ltd.	1,659,203	11,041,608
Singapore Airlines, Ltd.	1,582,600	18,208,179
Singapore Airport Terminal Services, Ltd.	607,078	1,305,999

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Singapore Land, Ltd.	532,000	$2,609,539
United Industrial Corp., Ltd.	1,401,000	2,226,354
UOL Group, Ltd.	1,376,600	4,008,040
*Venture Corp., Ltd.	188,000	1,266,405
#Wheelock Properties, Ltd.	500,000	695,546

TOTAL SINGAPORE		105,421,794

SPAIN — (2.3%)
#Acciona SA	93,126	8,197,958
#Acerinox SA	86,085	1,475,653
#Banco de Sabadell SA	3,378,296	19,183,142
#Banco Espanol de Credito SA	400,117	4,066,720
#Banco Popular Espanol SA	2,732,006	18,051,033
Banco Santander SA	93,255	1,211,487
Banco Santander SA Sponsored ADR	1,523,394	19,453,741
#Cia Espanola de Petroleos SA	15,060	338,320
Criteria Caixacorp SA	2,266,101	11,055,269
#Fomento de Construcciones y Contratas SA	41,871	1,086,779
#Gas Natural SDG SA	583,366	9,740,116
Iberdrola Renovables SA	1,757,347	6,142,882
Mapfre SA	2,629	8,647
#Repsol YPF SA	1,204,043	28,389,992
Repsol YPF SA Sponsored ADR	1,432,181	33,871,081
#*Sacyr Vallehermoso SA	234,792	1,203,567

TOTAL SPAIN		163,476,387

SWEDEN — (3.0%)
*Boliden AB	148,536	1,765,994
Holmen AB Series A	6,300	171,568
#Nordea Bank AB	6,583,962	65,709,237
#Skandinaviska Enskilda Banken AB Series A	2,963,486	20,339,824
#Skandinaviska Enskilda Banken AB Series C	9,800	66,845
#SSAB AB Series A	507,586	7,348,921
SSAB AB Series B	233,785	3,007,330
Svenska Cellulosa AB	57,000	845,469
Svenska Cellulosa AB Series B	1,586,671	22,887,530
Svenska Handelsbanken AB Series A	653,561	18,727,914
#*Swedbank AB Series A	1,162,643	13,270,285
Tele2 AB Series B	633,853	11,243,784
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	952,162	10,473,782
TeliaSonera AB	4,002,024	28,938,277
*Volvo AB Series A	629,517	7,405,312
#*Volvo AB Series B	617,284	7,692,978

TOTAL SWEDEN		219,895,050

SWITZERLAND — (6.7%)
#Adecco SA	351,751	17,934,266
#Baloise Holding AG	200,163	16,038,069
Banque Cantonale Vaudoise AG	7,063	3,149,326
Compagnie Financiere Richemont SA Series A	1,198,104	46,776,022
Credit Suisse Group AG	1,627,939	73,790,304
#Credit Suisse Group AG Sponsored ADR	840,377	38,127,904
Givaudan SA	14,257	13,149,865
#Holcim, Ltd. AG	739,477	49,383,332
*Lonza Group AG	495	38,493
#*Novartis AG ADR	276,392	13,471,346
#PSP Swiss Property AG	95,780	6,321,931
St. Galler Kantonalbank AG	5,534	2,564,187
Swatch Group AG	34,658	10,740,112
Swiss Life Holding AG	123,557	12,983,297

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Swiss Reinsurance Co., Ltd. AG	931,611	$42,900,596
#*UBS AG	3,481,616	59,101,071
Zurich Financial Services AG	322,634	75,295,409

TOTAL SWITZERLAND		481,765,530

UNITED KINGDOM — (17.0%)
*Anglo American P.L.C.	1,042,478	41,220,701
Associated British Foods P.L.C.	1,497,803	24,123,051
Aviva P.L.C.	7,396,866	41,421,065
#Barclays P.L.C. Sponsored ADR	3,792,231	79,143,861
#BP P.L.C. Sponsored ADR	72,482	2,788,383
#*British Airways P.L.C.	3,372,757	11,605,314
Carnival P.L.C.	658,867	23,796,369
#Carnival P.L.C. ADR	241,674	8,796,934
*easyJet P.L.C.	687,918	4,315,441
HSBC Holdings P.L.C. Sponsored ADR	1,739,516	88,854,477
International Power P.L.C.	6,483,180	36,349,911
Investec P.L.C.	663,037	5,145,620
Kazakhmys P.L.C.	690,345	13,154,205
Kingfisher P.L.C.	10,285,817	34,741,863
Legal & General Group P.L.C.	15,055,872	21,135,511
*Lloyds Banking Group P.L.C. Sponsored ADR	2,857,128	12,285,650
Mondi P.L.C.	1,450,865	10,253,877
Old Mutual P.L.C.	11,201,478	21,235,053
Pearson P.L.C.	729,663	11,344,263
#Pearson P.L.C. Sponsored ADR	1,845,066	28,912,184
#*Resolution, Ltd.	90,026	331,195
Rexam P.L.C.	4,277,874	20,746,681
*Rolls-Royce Group P.L.C.	23,870	217,236
*Royal Bank of Scotland Group P.L.C.	15,142,602	11,854,904
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	333,548	5,256,716
#Royal Dutch Shell P.L.C. ADR	3,028,045	161,758,164
RSA Insurance Group P.L.C.	12,718,743	25,431,721
SABmiller P.L.C.	1,129,335	34,288,358
Sainsbury (J.) P.L.C.	5,529,939	29,827,705
Thomas Cook Group P.L.C.	1,959,918	5,593,232
Tomkins P.L.C. Sponsored ADR	330,800	6,708,624
Vodafone Group P.L.C.	34,976,333	81,553,788
Vodafone Group P.L.C. Sponsored ADR	8,066,329	189,397,405
Whitbread P.L.C.	338,154	7,470,071
William Morrison Supermarkets P.L.C.	8,127,143	33,795,796
*Wolseley P.L.C.	889,796	20,069,554
WPP P.L.C.	1,259,793	13,396,417
WPP P.L.C. Sponsored ADR	30,001	1,599,653
Xstrata P.L.C.	3,843,909	61,145,696

TOTAL UNITED KINGDOM		1,231,066,649

TOTAL COMMON STOCKS		6,506,296,314

RIGHTS/WARRANTS — (0.0%)
UNITED KINGDOM — (0.0%)
*Resolution, Ltd. Rights 08/05/10	1,530,459	2,089,314

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $11,380,000 FHLMC 4.00%, 12/15/38, valued at $11,116,374) to be repurchased at $10,951,173	$10,951	$10,951,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.0%)
§@DFA Short Term Investment Fund	719,854,420	$ 719,854,420
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $739,972) to be repurchased at $725,475	$725	725,463

TOTAL SECURITIES LENDING COLLATERAL		720,579,883

TOTAL INVESTMENTS — (100.0%) (Cost $6,063,409,817)##		$7,239,916,511

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,788,969	$378,560,407	—	$383,349,376
Austria	—	32,885,787	—	32,885,787
Belgium	3,937,347	38,563,170	—	42,500,517
Canada	666,570,633	—	—	666,570,633
Denmark	—	95,663,212	—	95,663,212
Finland	1,749,465	54,475,765	—	56,225,230
France	9,649,636	523,882,027	—	533,531,663
Germany	115,976,609	449,099,237	—	565,075,846
Greece	1,795,767	9,093,047	—	10,888,814
Hong Kong	—	127,257,228	—	127,257,228
Ireland	6,785,779	—	—	6,785,779
Israel	3,088,934	24,268,365	—	27,357,299
Italy	23,862,385	124,376,115	—	148,238,500
Japan	162,736,983	1,094,561,672	—	1,257,298,655
Malaysia	—	—	—	—
Netherlands	16,526,985	254,266,699	—	270,793,684
New Zealand	—	7,656,525	—	7,656,525
Norway	327,054	64,176,369	—	64,503,423
Portugal	—	8,088,733	—	8,088,733
Singapore	1,266,405	104,155,389	—	105,421,794
Spain	54,536,309	108,940,078	—	163,476,387
Sweden	10,473,782	209,421,268	—	219,895,050
Switzerland	51,599,250	430,166,280	—	481,765,530
United Kingdom	585,502,051	645,564,598	—	1,231,066,649

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
United Kingdom	$2,089,314	—	—	$2,089,314
Temporary Cash Investments	—	$10,951,000	—	10,951,000
Securities Lending Collateral	—	720,579,883	—	720,579,883

TOTAL	$1,723,263,657	$5,516,652,854	—	$7,239,916,511

See accompanying Notes to Schedules of Investments.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (81.9%)
ARGENTINA — (0.1%)
Petrobras Argentina SA ADR	106,144	$1,553,948

BRAZIL — (3.1%)
*All America Latina Logistica SA	6,100	57,435
Banco do Brasil SA	11,335	195,920
*Brasil Telecom SA	38,241	339,838
*Brasil Telecom SA ADR	8,140	71,632
#BRF - Brasil Foods SA ADR	590,060	8,331,647
Companhia de Bebidas das Americas	66,744	6,194,350
Companhia de Concessoes Radoviarias	6,600	151,378
Companhia Siderurgica Nacional SA	734,552	12,178,495
*Cosan SA Industria e Comercio	4,600	66,144
CPFL Energia SA	1,935	44,645
*Fibria Celulose SA	13,825	217,578
*Fibria Celulose SA Sponsored ADR	18,180	285,426
*Hypermarcas SA	14,300	186,352
*Natura Cosmeticos SA	16,800	439,391
*OGX Petroleo e Gas Participacoes SA	149,800	1,577,380
#Petroleo Brasilerio SA ADR	868,746	31,622,354
Souza Cruz SA	86,274	3,953,653
Tele Norte Leste Participacoes SA	59,254	1,108,402
Tractebel Energia SA	140,100	1,828,119
#Vale SA Sponsored ADR	134,000	3,725,200
Vivo Participacoes SA	16,288	1,009,897
Weg Industrias SA	278,866	2,874,597

TOTAL BRAZIL		76,459,833

CHILE — (2.0%)
*AES Gener SA	1,034,630	539,893
#Banco de Chile SA Series F ADR	47,992	3,631,075
Banco de Credito e Inversiones SA Series A	14,694	767,548
#Banco Santander Chile SA ADR	68,948	5,723,374
CAP SA	34,560	1,269,686
*Centros Comerciales Sudamericanos SA	295,910	1,509,496
Cia Cervecerias Unidas SA ADR	14,357	759,772
Colbun SA	4,884,083	1,330,532
*Corpbanca SA	24,534,433	277,704
Embotelladora Andina SA Series A ADR	23,068	508,419
#Embotelladora Andina SA Series B ADR	17,106	454,335
Empresa Nacional de Electricidad SA Sponsored ADR	167,312	8,290,310
Empresas CMPC SA	18,465	857,272
Empresas Copec SA	12,626	206,739
Enersis SA Sponsored ADR	404,226	8,383,647
ENTEL Chile SA	52,839	755,205
#Lan Airlines SA Sponsored ADR	247,136	5,899,136
S.A.C.I. Falabella SA	124,985	978,300
Sociedad Quimica y Minera de Chile SA Sponsored ADR	144,517	5,490,201
Vina Concha Y Toro SA Sponsored ADR	25,742	1,222,745

TOTAL CHILE		48,855,389

CHINA — (10.1%)
#Agile Property Holdings, Ltd.	420,000	547,259
*Air China, Ltd.	468,000	540,788
#Alibaba.com, Ltd.	287,000	594,552
#*Aluminum Corp. of China, Ltd. ADR	40,800	904,128
#Angang Steel Co., Ltd.	316,000	479,141
#Anhui Conch Cement Co., Ltd.	216,000	755,956
*Anta Sports Products, Ltd.	225,000	397,684

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Bank of China, Ltd.	36,691,000	$19,424,559
#Bank of Communications Co., Ltd.	1,853,650	2,067,581
Beijing Capital International Airport Co., Ltd.	352,000	186,597
Beijing Enterprises Holdings, Ltd.	149,000	986,463
Belle International Holdings, Ltd.	1,948,000	3,008,236
#BYD Co., Ltd.	395,886	2,738,422
Chaoda Modern Agriculture (Holdings), Ltd.	762,000	818,620
#China Agri-Industries Holdings, Ltd.	422,202	477,195
China BlueChemical, Ltd.	382,000	245,539
China Citic Bank Corp., Ltd.	1,882,000	1,274,641
China Coal Energy Co.	688,777	965,770
China Communications Construction Co., Ltd.	1,223,000	1,155,077
China Communications Services Corp., Ltd.	542,000	275,424
China Construction Bank Corp.	21,737,000	18,474,234
*China COSCO Holdings Co., Ltd.	682,500	765,799
*China Dongxiang Group Co.	756,000	426,837
*China Eastern Airlines Corp., Ltd.	296,000	165,996
China Everbright, Ltd.	246,000	639,511
#China Life Insurance Co., Ltd. ADR	250,705	16,839,855
China Mengniu Dairy Co., Ltd.	274,000	853,694
#China Merchants Bank Co., Ltd.	1,218,534	3,264,481
China Merchants Holdings (International) Co., Ltd.	323,145	1,225,160
#China Mobile, Ltd. Sponsored ADR	696,697	35,489,745
*China Molybdenum Co., Ltd.	316,322	195,781
China National Building Material Co., Ltd.	337,958	640,571
China Oilfield Services, Ltd.	296,000	387,722
China Overseas Land & Investment, Ltd.	1,550,000	3,322,333
#China Petroleum and Chemical Corp. (Sinopec) ADR	46,300	3,728,076
China Power International Development, Ltd.	266,000	58,658
*China Railway Construction Corp., Ltd.	543,500	760,054
*China Railway Group, Ltd.	1,130,000	845,168
China Resources Enterprise, Ltd.	1,617,000	6,151,531
China Resources Land, Ltd.	748,000	1,591,856
China Resources Power Holdings Co., Ltd.	920,000	2,005,023
China Shenhua Energy Co., Ltd.	1,971,500	7,616,073
*China Shipping Container Lines Co., Ltd.	1,033,907	382,183
China Shipping Development Co., Ltd.	398,000	588,615
*China Southern Airlines Co., Ltd. ADR	8,400	204,456
*China Taiping Insurance Holdings Co., Ltd.	189,800	642,672
China Telecom Corp., Ltd.	1,560,000	782,492
#China Telecom Corp., Ltd. ADR	20,200	1,013,030
*China Travel International Investment Hong Kong, Ltd.	768,000	191,141
China Unicom Hong Kong, Ltd. ADR	166,600	2,272,424
China Yurun Food Group, Ltd.	320,000	1,052,690
CITIC Pacific, Ltd.	1,473,000	3,032,339
*CITIC Resources Holdings, Ltd.	740,000	154,740
CNOOC, Ltd.	45,000	75,958
#CNOOC, Ltd. ADR	67,956	11,445,150
COSCO Pacific, Ltd.	492,000	672,887
#Country Garden Holdings Co.	2,232,000	711,682
#Datang International Power Generation Co., Ltd.	496,000	213,735
Denway Motors, Ltd.	760,000	388,383
#Dongfang Electric Co., Ltd.	79,000	272,459
Dongfeng Motor Corp.	684,000	957,732
Fosun International	412,500	318,366
Fushan International Energy Group, Ltd.	906,000	524,834
*GCL Poly Energy Holdings, Ltd.	720,814	167,631
Golden Eagle Retail Group, Ltd.	167,000	396,329
#*GOME Electrical Appliances Holdings, Ltd.	2,801,000	976,058
Guangdong Investment, Ltd.	690,000	346,302
#Guangshen Railway Co., Ltd. Sponsored ADR	8,800	161,128

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Guangzhou R&F Properties Co., Ltd.	268,469	$421,612
Harbin Power Equipment Co., Ltd.	104,000	91,190
Hengan International Group Co., Ltd.	118,500	1,024,474
*HKC (Holdings), Ltd.	2,641,797	184,060
#*Hong Kong Energy Holdings, Ltd.	31,116	2,576
Hopson Development Holdings, Ltd.	186,000	253,389
*Huabao International Holdings, Ltd.	379,000	489,944
#Huadian Power International Corp.	354,000	85,323
Huaneng Power International, Inc. ADR	12,000	280,680
Industrial & Commercial Bank of China, Ltd.	34,093,000	26,152,359
Jiangsu Express Co., Ltd.	764,000	743,276
#Jiangxi Copper Co., Ltd.	286,000	637,967
*Kingboard Chemical Holdings, Ltd.	170,000	786,823
Kunlun Energy Co., Ltd.	664,000	867,442
*Lee & Man Paper Manufacturing, Ltd.	405,000	298,727
Lenovo Group, Ltd.	1,279,278	824,043
Li Ning Co., Ltd.	169,500	563,652
Maanshan Iron & Steel Co., Ltd.	552,000	309,873
Nine Dragons Paper Holdings, Ltd.	461,000	672,112
Parkson Retail Group, Ltd.	314,000	539,800
PetroChina Co., Ltd. ADR	115,210	13,188,089
#*PICC Property & Casualty Co., Ltd.	630,000	641,234
Ping An Insurance (Group) Co. of China, Ltd.	358,500	2,963,077
*Poly Hong Kong Investment, Ltd.	386,000	465,554
*Semiconductor Manufacturing International Corp. ADR	204,090	714,315
*Shanghai Electric Group Co., Ltd.	2,392,000	1,130,623
Shanghai Industrial Holdings, Ltd.	164,484	751,117
Shenzhen Expressway Co., Ltd.	110,000	53,267
Shenzhen International Holdings, Ltd.	2,350,000	148,339
Shimao Property Holdings, Ltd.	444,871	855,984
Sichuan Expressway Co., Ltd.	100,000	59,227
*Sinofert Holdings, Ltd.	646,000	285,473
#Sino-Ocean Land Holdings, Ltd.	852,600	654,847
Sinopec Shanghai Petrochemical Co., Ltd.	504,000	197,719
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	46,391
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	96,630
Sinotrans, Ltd.	564,000	140,958
*Soho China, Ltd.	616,000	381,417
#Tencent Holdings, Ltd.	700,600	13,518,901
Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,731,132
Tsingtao Brewery Co., Ltd.	72,000	342,132
Want Want China Holdings, Ltd.	312,000	245,648
Weichai Power Co., Ltd.	52,000	430,599
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	4,200	90,720
Zhaojin Mining Industry Co., Ltd.	99,500	215,731
Zhejiang Expressway Co., Ltd.	84,000	79,937
Zijin Mining Group Co., Ltd.	910,000	589,096
#ZTE Corp.	629,232	2,014,942

TOTAL CHINA		249,499,627

CZECH REPUBLIC — (0.8%)
CEZ A.S.	259,544	11,884,805
Komercni Banka A.S.	14,663	2,850,303
Telefonica 02 Czech Republic A.S.	197,129	4,508,414

TOTAL CZECH REPUBLIC		19,243,522

HUNGARY — (1.0%)
ELMU NYRT	185	23,808
Magyar Telekom Telecommunications P.L.C.	665,618	2,058,480
#*MOL Hungarian Oil & Gas P.L.C.	79,100	7,113,994
#*OTP Bank NYRT	463,860	11,139,754

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
HUNGARY — (Continued)
Richter Gedeon NYRT	21,924	$4,473,052
*Tisza Chemical Group NYRT	26,052	408,069

TOTAL HUNGARY		25,217,157

INDIA — (10.9%)
ACC, Ltd.	43,053	773,212
Adani Enterprises, Ltd.	108,375	1,365,512
Ambuja Cements, Ltd.	987,822	2,506,240
Asea Brown Boveri India, Ltd.	39,249	688,734
Asian Paints, Ltd.	57,710	3,229,119
Axis Bank, Ltd.	325,187	9,458,805
Bajaj Auto, Ltd.	67,782	3,926,061
Bajaj Finserv, Ltd.	29,842	277,627
Bajaj Holdings & Investment, Ltd.	8,068	125,808
Bharat Electronics, Ltd.	7,300	284,909
Bharat Heavy Electricals, Ltd.	19,249	1,013,664
*Bharat Petroleum Corp., Ltd.	13,384	185,228
Bharti Airtel, Ltd.	852,924	5,661,540
Bosch, Ltd.	17,003	2,073,250
*Cairn India, Ltd.	61,194	442,932
Cipla, Ltd.	483,669	3,407,533
Colgate-Palmolive (India), Ltd.	6,437	117,079
*Container Corp. Of India	595	17,590
Crompton Greaves, Ltd.	302,358	1,799,836
Cummins India, Ltd.	12,348	169,503
Dabur India, Ltd.	308,253	1,314,481
Dr Reddy’s Laboratories, Ltd.	83,700	2,447,503
#Dr Reddy’s Laboratories, Ltd. ADR	83,498	2,413,927
EIH, Ltd.	40,981	113,095
Exide Industries, Ltd.	52,639	165,222
GAIL India, Ltd.	57,000	539,121
GAIL India, Ltd. Sponsored GDR	28,791	1,632,349
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,694,522
Godrej Consumer Products, Ltd.	23,579	174,988
Grasim Industries, Ltd.	6,300	248,607
HCL Technologies, Ltd.	266,493	2,260,017
HDFC Bank, Ltd.	386,733	17,902,682
Hero Honda Motors, Ltd. Series B	116,038	4,548,743
Hindustan Unilever, Ltd.	1,293,921	7,019,902
ICICI Bank, Ltd. Sponsored ADR	88,726	3,452,329
*Idea Cellular, Ltd.	29,450	44,642
*Indian Bank	10,779	52,170
Infosys Technologies, Ltd.	449,681	27,082,920
Infosys Technologies, Ltd. Sponsored ADR	233,496	14,121,838
Infrastructure Development Finance Co., Ltd.	68,765	276,594
ITC, Ltd.	1,620,930	10,807,731
*Jaiprakash Power Ventures, Ltd.	20,194	30,477
Jindal Steel & Power, Ltd.	564,354	7,598,952
JSW Steel, Ltd.	106,526	2,572,566
*Jubilant Organosys, Ltd.	34,862	268,171
*Kotak Mahindra Bank, Ltd.	26,759	445,397
Larsen & Toubro, Ltd.	282,173	10,955,428
*LIC Housing Finance, Ltd.	10,727	263,226
Mahanagar Telephone Nigam, Ltd.	64,598	94,140
Mahindra & Mahindra, Ltd.	508,366	7,260,880
Mangalore Refinery & Petrochemicals, Ltd.	399,619	658,832
Maruti Suzuki India, Ltd.	106,636	2,758,421
*Mundra Port & Special Economic Zone, Ltd.	4,446	69,582
Nirma, Ltd.	38,799	168,107
*Oil & Natural Gas Corp, Ltd.	52,307	1,403,366
*Oracle Financial Services Software, Ltd.	14,000	636,804

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Pantaloon Retail India, Ltd.	7,460	$74,097
Pantaloon Retail India, Ltd. Class B	305	2,414
Piramal Healthcare, Ltd.	21,029	219,306
*Power Grid Corp of India, Ltd.	21,633	46,977
Proctor & Gamble Hygiene & Health Care, Ltd.	8,517	390,925
*Ranbaxy Laboratories, Ltd.	165,559	1,606,814
*Reliance Capital, Ltd.	101,317	1,718,126
Reliance Communications, Ltd.	916,521	3,535,786
Reliance Energy, Ltd.	156,563	3,749,547
Reliance Industries, Ltd.	1,958,609	42,687,198
*Reliance Power, Ltd.	143,889	508,812
*Samruddhi Cement, Ltd.	6,300	64,704
Sesa Goa, Ltd.	481,490	3,763,979
Shriram Transport Finance Co., Ltd.	3,821	54,468
Siemens India, Ltd.	145,546	2,198,301
*State Bank of India	14,211	769,104
Sterlite Industries (India), Ltd. Series A	1,725,980	6,522,200
Sun Pharmaceuticals Industries, Ltd.	125,337	4,788,380
Sun TV Network, Ltd.	10,627	104,342
Tata Consultancy Services, Ltd.	756,974	13,764,117
Tata Power Co., Ltd.	144,515	4,116,377
Tata Steel, Ltd.	88,889	1,032,747
Thermax India, Ltd.	6,201	101,471
*Torrent Power, Ltd.	5,014	37,420
United Spirits, Ltd.	21,912	656,826
Wipro, Ltd.	734,093	6,532,891
Zee Entertainment Enterprises, Ltd.	56,254	359,385
Zydus Wellness, Ltd.	11,485	127,980

TOTAL INDIA		270,556,608

INDONESIA — (2.7%)
PT Adaro Energy Tbk	5,833,000	1,308,077
PT Astra Agro Lestari Tbk	222,000	485,027
PT Astra International Tbk	2,890,061	16,425,862
*PT Bakrie & Brothers Tbk	8,273,000	46,431
PT Bank Central Asia Tbk	9,187,000	6,126,004
PT Bank Danamon Indonesia Tbk	2,719,740	1,631,469
PT Bank Mandiri Persero Tbk	3,631,000	2,443,067
*PT Bank Negara Indonesia Persero Tbk	87,000	29,497
*PT Bank Pan Indonesia Tbk	8,080,000	922,718
PT Bank Rakyat Indonesia Tbk	3,283,000	3,643,857
*PT Bayan Resources Tbk	13,000	11,124
PT Bumi Resources Tbk	15,481,000	2,991,914
PT Gudang Garam Tbk	225,500	882,857
PT Indo Tambangraya Megah Tbk	195,500	820,493
PT Indocement Tunggal Prakarsa Tbk	834,500	1,579,703
PT Indofood Sukses Makmur Tbk	1,529,500	792,467
PT Indosat Tbk	437,000	237,288
PT International Nickel Indonesia Tbk	1,647,500	762,720
PT Kalbe Farma Tbk	1,161,000	318,481
*PT Lippo Karawaci Tbk	6,121,750	331,914
*PT Panasia Indosyntec Tbk	75,100	1,972
PT Perusahaan Gas Negara Tbk	6,456,000	2,929,878
PT Semen Gresik Persero Tbk	2,263,000	2,345,451
*PT Sinar Mas Agro Resources & Technology Tbk	1,151,000	426,071
PT Tambang Batubara Bukit Asam Tbk	502,000	939,216
PT Telekomunikasi Indonesia Tbk	13,911,140	13,122,042
PT Unilever Indonesia Tbk	2,282,000	4,330,355
PT United Tractors Tbk	921,500	2,080,652

TOTAL INDONESIA		67,966,607

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

ISRAEL — (0.0%)
IDB Holding Corp., Ltd.	—	$10
Koor Industries, Ltd.	1	11
Makhteshim-Agan Industries, Ltd.	1	2
Osem Investment, Ltd.	1	8

TOTAL ISRAEL		31

MALAYSIA — (4.5%)
Affin Holdings Berhad	312,600	300,083
Alliance Financial Group Berhad	301,700	277,341
AMMB Holdings Berhad	874,959	1,417,543
*Axiata Group Berhad	3,705,375	4,967,195
Batu Kawan Berhad	15,000	52,452
Berjaya Corp. Berhad	734,800	250,258
*Berjaya Media Berhad	18,300	3,461
*Berjaya Retail Berhad	73,480	30,030
Berjaya Sports Toto Berhad	803,464	1,061,778
Boustead Holdings Berhad	159,460	195,590
British American Tobacco Malaysia Berhad	205,100	2,896,620
CIMB Group Holdings Berhad	5,571,254	12,975,648
Digi.Com Berhad	495,162	3,846,101
*EON Capital Berhad	175,500	384,115
Fraser & Neave Holdings Berhad	61,000	275,739
Gamuda Berhad	805,700	841,499
Genting Berhad	2,934,300	7,384,191
Genting Malaysia Berhad	4,558,800	4,090,858
Genting Plantations Berhad	276,600	609,311
Hong Leong Bank Berhad	732,150	2,074,499
Hong Leong Financial Group Berhad	249,329	681,178
IJM Corp. Berhad	336,560	534,907
IOI Corp. Berhad	4,837,705	7,797,252
KLCC Property Holdings Berhad	50,600	50,728
Kuala Lumpur Kepong Berhad	692,100	3,675,729
Lafarge Malayan Cement Berhad	259,580	550,884
Malayan Banking Berhad	729,253	1,776,375
*Malaysian Airlines System Berhad	1,198,734	804,056
*MISC Berhad	2,396,098	6,635,718
MMC Corp. Berhad	1,184,100	965,752
Nestle (Malaysia) Berhad	211,600	2,583,916
Oriental Holdings Berhad	279,480	463,338
Parkson Holdings Berhad	184,476	320,945
Petronas Dagangan Berhad	367,900	1,188,806
Petronas Gas Berhad	753,600	2,370,548
Plus Expressways Berhad	2,201,100	2,658,586
PPB Group Berhad	750,100	4,091,281
Public Bank Berhad (B012W42)	67,739	259,053
Public Bank Berhad (B012W53)	1,550,201	5,958,619
RHB Capital Berhad	525,900	1,073,699
Shell Refining Co. Federation of Malaysia Berhad	225,400	755,388
Sime Darby Berhad	3,457,620	8,492,336
SP Setia Berhad	971,150	1,277,598
Star Publications (Malaysia) Berhad	401,300	444,457
Telekom Malaysia Berhad	1,657,700	1,751,951
Tenaga Nasional Berhad	2,121,000	5,732,711
*UEM Land Holdings Berhad	1,050,937	562,976
UMW Holdings Berhad	729,066	1,432,411
YTL Corp. Berhad	1,376,885	3,247,373
YTL Power International Berhad	283,040	201,215

TOTAL MALAYSIA		112,274,098

MEXICO — (6.4%)
#America Movil S.A.B. de C.V. Series L	17,737,259	44,032,210

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	$5,715,512
*Cementos de Mexico S.A.B. de C.V. Series B	278,511	264,939
*Cemex S.A.B. de C.V. Sponsored ADR	13,000	122,720
#Coca-Cola Femsa S.A.B. de C.V. Series L	375,300	2,577,366
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	13,734
Corporativo Fragua S.A.B. de C.V. Series B	21	174
El Puerto de Liverpool S.A.B. de C.V. Series C1	277,800	1,439,839
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	10,285,486
*Gruma S.A.B. de C.V. ADR	43,594	258,512
Grupo Carso S.A.B. de C.V. Series A-1	813,232	3,084,136
#Grupo Elektra S.A. de C.V.	97,675	3,896,890
#Grupo Financiero Banorte S.A.B. de C.V.	1,923,829	7,537,692
Grupo Financiero Inbursa S.A.B. de C.V. Series O	908,264	3,308,193
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	535,600	4,041,306
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	213,499
Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,787,115
Grupo Modelo S.A.B. de C.V. Series C	790,400	4,308,973
*Grupo Nutrisa S.A. de C.V.	129	259
*Grupo Qumma S.A. de C.V. Series B	1,591	23
#Grupo Televisa S.A. de C.V.	1,704,800	6,496,336
#Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,086,580
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	2,524,776	3,052,053
Industrias Penoles S.A.B. de C.V.	136,138	2,850,167
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	4,334,679
#*Organizacion Soriana S.A.B. de C.V. Series B	1,463,300	3,942,444
*Savia S.A. de C.V.	120,000	7,585
#Telefonos de Mexico S.A.B. de C.V.	6,919,800	5,018,963
Telefonos de Mexico S.A.B. de C.V. Series A	200,000	146,325
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	183,301
Telmex Internacional S.A.B. de C.V. (B39SR26)	8,329,530	7,673,559
Telmex Internacional S.A.B. de C.V. ADR	30,200	552,962
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,652,060	20,302,699

TOTAL MEXICO		158,536,231

PHILIPPINES — (0.5%)
Aboitiz Equity Ventures, Inc.	884,000	452,113
Aboitiz Power Corp.	1,073,000	475,106
Ayala Corp. Series A	259,763	1,809,281
Ayala Land, Inc.	7,440,518	2,402,189
Banco de Oro Unibank, Inc.	1,164,108	1,194,525
Bank of the Philippine Islands	1,924,156	2,003,527
Energy Development Corp.	1,212,500	117,969
*Filipina Water Bottling Corp.	2,006,957	—
*Manila Electric Co.	15,000	61,251
Metro Bank & Trust Co.	317,900	419,022
Philippine Long Distance Telephone Co.	57,920	3,084,285
SM Prime Holdings, Inc.	508,168	118,557

TOTAL PHILIPPINES		12,137,825

POLAND — (1.3%)
Asseco Poland SA	30,534	545,749
*Bank Handlowy w Warszawie SA	17,748	446,231
*Bank Millennium SA	247,309	376,117
Bank Pekao SA	163,030	8,696,901
*Bank Przemyslowo Handlowy BPH SA	2,029	35,522
Bank Zackodni WBK SA	37,228	2,236,698
*BRE Bank SA	6,551	550,238
Browary Zywiec SA	13,634	2,305,938
*Cyfrowy Polsat SA	10,560	50,684
*Getin Holdings SA	155,860	521,458
*Grupa Lotos SA	16,547	174,216

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
ING Bank Slaski SA	1,541	$392,445
KGHM Polska Miedz SA	61,000	2,121,587
*Kredyt Bank SA	73,612	371,925
*Mondi Packaging Paper Swiecie SA	12,683	301,709
PBG SA	2,049	153,444
*Polski Koncern Naftowy Orlen SA	267,237	3,401,236
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	830,175
Powszechna Kasa Oszczednosci Bank Polski SA	267,637	3,413,722
Telekomunikacja Polska SA	1,025,852	5,313,228
TVN SA	91,082	527,969

TOTAL POLAND		32,767,192

RUSSIA — (4.1%)
*Evraz Group SA GDR	74,992	2,002,118
Gazprom OAO Sponsored ADR	1,715,065	37,058,847
Gazpromneft JSC Sponsored ADR	47,396	962,825
Lukoil OAO Sponsored ADR	354,178	20,219,139
Magnitogorsk Iron & Steel Works Sponsored GDR	111,820	1,195,040
MMC Norilsk Nickel JSC ADR	597,703	9,836,735
Novolipetsk Steel OJSC GDR	83,762	2,606,661
*Novorossiysk Sea Trade Port GDR	12,856	152,515
*Polymetal GDR	64,567	846,992
*Rosneft Oil Co. GDR	1,184,101	7,917,734
*RusHydro Sponsored ADR	763,084	3,989,477
*Severstal OAO GDR	83,200	984,366
Surgutneftegas Sponsonsored ADR	544,495	5,527,022
Tatneft Sponsored ADR	29,354	907,921
*TMK OAO GDR	40,410	667,467
Uralkali Sponsored GDR	111,980	2,356,617
VTB Bank OJSC GDR	582,346	3,159,565
*X5 Retail Group NV GDR	59,942	2,248,018

TOTAL RUSSIA		102,639,059

SOUTH AFRICA — (8.0%)
ABSA Group, Ltd.	362,514	6,727,900
Adcock Ingram Holdings, Ltd.	1,836	15,551
African Bank Investments, Ltd.	318,206	1,459,610
African Rainbow Minerals, Ltd.	174,830	4,111,323
*Anglo American Platinum Corp., Ltd.	89,188	8,592,877
AngloGold Ashanti, Ltd. Sponsored ADR	197,922	8,019,799
*ArcelorMittal South Africa, Ltd.	297,803	3,472,987
*Aspen Pharmacare Holdings, Ltd.	72,465	808,984
Bidvest Group, Ltd.	182,111	3,305,136
Data Tec, Ltd.	6,420	32,490
Discovery Holdings, Ltd.	391,199	1,944,020
Exxaro Resources, Ltd.	83,898	1,403,817
FirstRand, Ltd.	1,540,707	4,270,100
Freeworld Coatings, Ltd.	88,329	116,047
Gold Fields, Ltd. Sponsored ADR	425,086	5,751,414
Harmony Gold Mining Co., Ltd.	271,597	2,716,859
Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,315,690
Impala Platinum Holdings, Ltd.	478,692	12,968,514
Imperial Holdings, Ltd.	9,026	119,265
Investec, Ltd.	118,615	966,916
Kumba Iron Ore, Ltd.	15,092	760,476
Liberty Holdings, Ltd.	198,203	2,114,756
Massmart Holdings, Ltd.	83,456	1,463,743
Mondi, Ltd.	32,757	232,596
Mr. Price Group, Ltd.	37,628	260,183
MTN Group, Ltd.	1,659,950	26,038,554
Naspers, Ltd. Series N	324,237	13,817,558

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Nedbank Group, Ltd.	55,383	$1,026,765
Network Healthcare Holdings, Ltd.	251,159	467,742
Pick’n Pay Stores, Ltd.	288,558	1,800,946
Pretoria Portland Cement Co., Ltd.	753,899	3,277,044
PSG Group, Ltd.	164,207	674,109
Sanlam, Ltd.	961,639	3,294,493
Sasol, Ltd. Sponsored ADR	982,318	38,939,086
Shoprite Holdings, Ltd.	596,920	7,419,632
Standard Bank Group, Ltd.	861,864	13,409,469
Steinhoff International Holdings, Ltd.	722,272	1,905,992
*Super Group, Ltd.	2,619,768	208,327
Telkom South Africa, Ltd.	374,552	1,751,083
Tiger Brands, Ltd.	79,054	1,961,682
Truworths International, Ltd.	186,043	1,486,882
Vodacom Group, Ltd.	521,362	4,429,869
*Woolworths Holdings, Ltd.	130,252	463,958

TOTAL SOUTH AFRICA		197,324,244

SOUTH KOREA — (11.9%)
#Amorepacific Corp.	3,527	2,880,542
Cheil Industrial, Inc.	20,690	1,589,991
#Daewoo Engineering & Construction Co., Ltd.	161,378	1,369,810
#Daewoo International Corp.	48,663	1,369,861
Daewoo Securities Co., Ltd.	103,195	2,013,024
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	135,170	2,288,232
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	974,237
#*Doosan Infracore Co., Ltd.	82,000	1,471,317
#Glovis Co., Ltd.	6,360	732,765
GS Engineering & Construction Corp.	27,320	1,847,997
GS Holdings Corp.	42,945	1,504,085
Hana Financial Group, Inc.	112,261	3,338,620
#Hankook Tire Manufacturing Co., Ltd.	84,420	1,918,980
Hite Brewery Co., Ltd.	671	79,620
#*Hynix Semiconductor, Inc.	163,310	3,107,776
Hyundai Department Store Co., Ltd.	979	97,653
Hyundai Development Co.	12,558	287,840
#Hyundai Heavy Industries Co., Ltd.	47,395	10,772,306
#Hyundai Merchant Marine Co., Ltd.	24,600	682,351
Hyundai Mobis	53,070	9,185,207
Hyundai Motor Co., Ltd.	95,919	12,094,571
#Hyundai Steel Co.	58,560	5,066,825
Industrial Bank of Korea, Ltd.	78,210	1,034,751
Kangwon Land, Inc.	134,910	2,257,024
KB Financial Group, Inc.	139,085	6,034,138
KCC Corp.	6,489	1,674,059
Kia Motors Corp.	225,130	5,891,595
*Korea Electric Power Corp.	295,290	8,275,767
Korea Exchange Bank	200,200	2,055,287
Korea Gas Corp.	33,003	1,234,769
KT Corp.	164,040	5,917,375
KT&G Corp.	103,590	5,205,463
#LG Chemical, Ltd.	32,392	9,019,309
LG Corp.	122,942	8,491,868
#LG Display Co., Ltd. ADR	128,466	1,974,522
#LG Electronics, Inc.	88,910	7,548,797
LG Household & Healthcare Co., Ltd.	5,120	1,610,349
LS Industrial Systems Co., Ltd.	1,000	74,315
#NCsoft Corp.	4,529	720,925
OCI Co., Ltd.	780	182,563
#POSCO	46,060	19,155,476
Samsung Card Co., Ltd.	23,720	1,045,840

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Samsung Corp.	100,930	$5,060,817
#Samsung Electro-Mechanics Co., Ltd.	37,767	4,361,047
Samsung Electronics Co., Ltd.	97,139	66,628,290
Samsung Electronics Co., Ltd. GDR	49,372	17,059,004
Samsung Engineering Co., Ltd.	6,628	690,809
Samsung Fire & Marine Insurance, Ltd.	35,022	6,087,015
Samsung Heavy Industries Co., Ltd.	126,000	2,632,158
#Samsung SDI Co., Ltd.	20,352	2,924,523
Samsung Securities Co., Ltd.	33,780	1,713,188
Samsung Techwin Co., Ltd.	7,702	716,859
Shinhan Financial Group Co., Ltd.	218,686	8,976,528
Shinhan Financial Group Co., Ltd. ADR	16,770	1,387,382
Shinsegae Co., Ltd.	12,596	6,005,807
SK Co., Ltd.	21,194	1,663,813
SK Energy Co., Ltd.	51,889	5,416,637
SK Telecom Co., Ltd.	49,971	7,042,996
S-Oil Corp.	47,310	2,258,041
STX Pan Ocean Co., Ltd.	30,480	309,181
Woongjin Coway Co., Ltd.	13,260	467,546

TOTAL SOUTH KOREA		295,479,443

TAIWAN — (10.5%)
#Acer, Inc.	2,805,040	7,516,581
#Advanced Semiconductor Engineering, Inc.	3,289,690	2,542,001
Advantech Co., Ltd.	132,000	282,415
Asia Cement Corp.	2,440,113	2,409,416
#Asustek Computer, Inc.	445,230	3,355,456
AU Optronics Corp.	1,332,873	1,261,731
AU Optronics Corp. Sponsored ADR	353,406	3,357,357
#Catcher Technology Co., Ltd.	302,429	680,697
*Cathay Financial Holdings Co., Ltd.	3,706,418	5,818,869
Chang Hwa Commercial Bank	2,229,000	1,175,109
#Cheng Shin Rubber Industry Co., Ltd.	1,078,789	2,756,983
#Chicony Electronics Co., Ltd.	232,436	508,030
Chimei Innolux Corp.	3,192,818	3,441,866
*China Airlines, Ltd.	1,086,000	584,155
*China Development Financial Holding Corp.	4,715,000	1,353,538
*China Life Insurance Co., Ltd.	590,000	523,038
China Steel Corp.	9,036,342	8,538,413
Chinatrust Financial Holdings Co., Ltd.	3,283,770	1,963,896
Chunghwa Telecom Co., Ltd. ADR	245,647	5,195,434
*Chungwa Picture Tubes Co., Ltd.	5,307,000	345,577
*Clevo Co.	258,643	542,396
Compal Electronics, Inc.	3,708,375	4,851,784
Delta Electronics, Inc.	1,812,366	6,249,256
*E.Sun Financial Holding Co., Ltd.	1,882,790	870,753
#Epistar Corp.	396,000	1,088,178
*Eva Airways Corp.	856,000	513,306
*Evergreen Marine Corp., Ltd.	751,869	557,952
Everlight Electronics Co., Ltd.	163,942	467,703
Far Eastern Department Stores Co., Ltd.	381,000	371,797
Far Eastern New Century Corp.	4,249,007	4,922,440
*Far EasTone Telecommunications Co., Ltd.	815,000	1,134,607
#*Farglory Land Development Co., Ltd.	134,229	266,063
First Financial Holding Co., Ltd.	5,210,574	3,062,639
Formosa Chemicals & Fiber Co., Ltd.	4,252,445	9,215,000
Formosa Plastics Corp.	5,051,648	10,534,240
Formosa Taffeta Co., Ltd.	605,000	460,815
#Foxconn Technology Co., Ltd.	684,791	2,331,602
*Fubon Financial Holding Co., Ltd.	5,940,052	7,263,916
Giant Manufacture Co., Ltd.	83,000	288,458

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*HannStar Display Corp.	1,381,000	$267,431
#*Highwealth Construction Corp.	213,000	328,562
*Hon Hai Precision Industry Co., Ltd.	4,634,819	18,668,868
Hotai Motor Co., Ltd.	387,000	964,846
#HTC Corp.	553,559	10,193,345
Hua Nan Financial Holding Co., Ltd.	5,384,897	3,348,823
#*Inotera Memories, Inc.	674,976	356,210
Inventec Corp.	1,819,358	965,718
Kinsus Interconnect Technology Corp.	120,000	251,595
Largan Precision Co., Ltd.	52,860	1,010,921
Lite-On Technology Corp.	1,204,776	1,536,980
#Macronix International Co., Ltd.	2,074,825	1,378,606
#Media Tek, Inc.	736,991	9,980,001
Mega Financial Holding Co., Ltd.	4,782,000	2,852,071
Nan Ya Plastic Corp.	7,084,564	12,455,633
#Nan Ya Printed Circuit Board Corp.	200,940	820,424
*Nanya Technology Corp.	185,000	124,546
#*Novatek Microelectronics Corp, Ltd.	276,000	731,105
*Pegatron Corp.	1,198,345	1,383,705
*Polaris Securities Co., Ltd.	465,000	212,260
Pou Chen Corp.	2,047,488	1,563,501
*Powertech Technology, Inc.	339,836	1,038,654
President Chain Store Corp.	834,831	2,735,405
*Qisda Corp.	728,000	409,441
#Realtek Semiconductor Corp.	221,000	504,545
#Richtek Technology Corp.	71,000	599,516
Ruentex Development Co., Ltd.	251,000	428,530
*Ruentex Industries, Ltd.	239,000	689,016
*Shin Kong Financial Holding Co., Ltd.	2,815,657	1,017,612
#Siliconware Precision Industries Co., Ltd.	2,347,324	2,292,411
*SinoPac Holdings Co., Ltd.	3,524,000	1,179,411
Synnex Technology International Corp.	927,700	2,113,254
*Taishin Financial Holdings Co., Ltd.	1,891,101	841,351
*Taiwan Business Bank	795,000	234,449
#Taiwan Cement Corp.	2,415,895	2,240,302
Taiwan Cooperative Bank	2,997,634	1,941,923
Taiwan Fertilizer Co., Ltd.	421,000	1,162,819
Taiwan Glass Industrial Corp.	1,348,476	1,301,596
*Taiwan Mobile Co., Ltd.	47,000	92,954
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,217,254
*Tatung Co., Ltd.	619,000	112,422
Transcend Information, Inc.	131,181	365,185
*Tripod Technology Corp.	217,000	824,512
Tung Ho Steel Enterprise Corp.	7,000	6,122
U-Ming Marine Transport Corp.	648,860	1,228,009
#*Unimicron Technology Corp.	769,896	1,276,852
Uni-President Enterprises Corp.	3,496,346	4,143,327
*United Microelectronics Corp.	7,733,000	3,430,424
*Walsin Lihwa Corp.	1,287,000	562,001
*Wan Hai Lines Co., Ltd.	202,000	135,814
*Wintek Corp.	528,000	472,224
Wistron Corp.	1,314,708	2,123,712
#*WPG Holdings Co., Ltd.	391,000	805,022
Yang Ming Marine Transport Corp.	748,000	483,216
#Young Fast Optoelectronics Co., Ltd.	48,000	413,380
Yuanta Financial Holding Co., Ltd.	3,090,885	1,720,748
Yulon Motor Co., Ltd.	310,000	356,166

TOTAL TAIWAN		260,498,197

THAILAND — (1.7%)
Advance Info Service PCL (Foreign)	1,464,700	4,243,205

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Bangkok Bank PCL (Foreign)	329,000	$1,416,917
Bangkok Bank PCL (Foreign) NVDR	286,400	1,211,266
Bangkok Dusit Medical Services PCL (Foreign)	82,900	75,130
Bank of Ayudhya PCL (Foreign)	2,590,200	1,653,234
Banpu PCL (Foreign)	115,100	2,225,326
BEC World PCL (Foreign)	1,097,600	1,020,232
C.P. ALL PCL (Foreign)	2,314,400	2,312,607
Charoen Pokphand Foods PCL (Foreign)	3,972,200	2,966,073
Delta Electronics (Thailand) PCL (Foreign)	167,810	136,484
Glow Energy PCL (Foreign)	119,000	148,404
IRPC PCL (Foreign)	4,240,300	509,756
Kasikornbank PCL (Foreign)	1,612,200	5,195,005
Krung Thai Bank PCL (Foreign)	4,726,870	1,903,929
Land & Houses PCL (Foreign) NVDR	790,000	138,296
PTT Aromatics & Refining PCL (Foreign)	1,287,137	929,211
PTT Chemical PCL (Foreign)	517,460	1,619,317
PTT Exploration & Production PCL (Foreign)	592,000	2,733,013
PTT PCL (Foreign)	649,900	5,134,764
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	997,527
Siam Cement PCL (Foreign) (The)	117,100	1,023,151
Siam Cement PCL (Foreign) NVDR (The)	41,600	348,009
Siam City Cement PCL (Foreign)	123,813	870,815
Siam Commercial Bank PCL (Foreign)	1,001,366	2,761,319
Siam Makro PCL (Foreign)	42,900	154,187
Thai Oil PCL (Foreign)	196,000	267,204
*TMB Bank PCL (Foreign)	3,780,000	229,552

TOTAL THAILAND		42,223,933

TURKEY — (2.3%)
Akbank T.A.S.	1,429,079	7,910,650
Anadolu Efes Biracilik ve Malt Sanayi A.S.	318,953	4,019,966
Asya Katilim Bankasi A.S.	151,578	378,488
BIM BirlesikMagazalar A.S.	35,088	1,076,916
Dogan Sirketler Grubu Holdings A.S.	399,572	288,303
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	441,185	1,623,956
*Eregli Demir ve Celik Fabrikalari Turk A.S.	633,832	1,767,031
Ford Otomotiv Sanayi A.S.	114,792	853,535
Koc Holding A.S. Series B	775,171	3,056,128
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	4,915,738
*Turk Hava Yollari A.S.	150,171	434,300
Turkcell Iletisim Hizmetleri A.S.	240,093	1,399,256
Turkiye Garanti Bankasi A.S.	2,842,585	14,706,780
Turkiye Halk Bankasi	139,950	1,133,554
Turkiye Is Bankasi A.S.	2,088,220	7,829,358
Turkiye Vakiflar Bankasi T.A.O.	385,861	1,043,423
*Yapi ve Kredi Bankasi A.S.	1,249,137	3,793,511

TOTAL TURKEY		56,230,896

TOTAL COMMON STOCKS		2,029,463,840

PREFERRED STOCKS — (8.5%)
BRAZIL — (8.5%)
Banco Bradesco SA	1,584,132	29,047,224
*Brasil Telecom SA	436,993	2,862,269
*Brasil Telecom SA ADR	14,349	280,666
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	35,100	2,283,606
Companhia de Bebidas das Americas	83	8,951
#Companhia de Bebidas das Americas Preferred ADR	151,600	16,557,752
Companhia Energetica de Minas Gerais SA	450,721	6,721,863
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,637
Gerdau SA	756,268	10,956,168

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Itau Unibanco Holding SA	1,765,755	$ 39,525,685
#Itau Unibanco Holding SA ADR	271,346	6,075,437
Petroleo Brasilerio SA ADR	1,206,109	38,414,572
Tele Norte Leste Participacoes SA	180,034	2,644,006
Tele Norte Leste Participacoes SA ADR	127,600	1,866,788
Telecomunicacoes de Sao Paulo SA	96,700	2,090,915
Telemar Norte Leste SA	33,612	877,375
#Ultrapar Participacoes SA Sponsored ADR	63,577	3,299,646
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	5,453,389
Vale SA Series A	1,412,691	34,289,162
*Vale SA Series B	81,160	—
Vale SA Sponsored ADR	166,500	4,034,295
Vivo Participacoes SA	134,958	3,617,961

TOTAL BRAZIL		210,912,367

TOTAL PREFERRED STOCKS		210,912,367

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
#*HKC (Holdings), Ltd. Warrants 06/09/11	240,163	2,195
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	14,555	172

TOTAL CHINA		2,367

TOTAL RIGHTS/WARRANTS		2,367

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $4,570,000 FHLMC 2.975%(r), 06/15/37, valued at $3,572,591) to be repurchased at 3,516,056	$3,516	3,516,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.5%)
§@DFA Short Term Investment Fund	233,189,721	233,189,721
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $937,308) to be repurchased at $918,944	$919	918,929

TOTAL SECURITIES LENDING COLLATERAL		234,108,650

TOTAL INVESTMENTS — (100.0%) (Cost $1,344,348,735)##		$2,478,003,224

THE EMERGING MARKETS SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,553,948	—	—	$1,553,948
Brazil	76,459,833	—	—	76,459,833
Chile	48,855,389	—	—	48,855,389
China	86,378,187	$163,121,440	—	249,499,627
Czech Republic	—	19,243,522	—	19,243,522
Hungary	—	25,217,157	—	25,217,157
India	21,685,147	248,871,461	—	270,556,608
Indonesia	—	67,966,607	—	67,966,607
Israel	—	31	—	31
Malaysia	—	112,274,098	—	112,274,098
Mexico	158,314,865	221,366	—	158,536,231
Philippines	—	12,137,825	—	12,137,825
Poland	—	32,767,192	—	32,767,192
Russia	—	102,639,059	—	102,639,059
South Africa	56,025,989	141,298,255	—	197,324,244
South Korea	3,361,904	292,117,539	—	295,479,443
Taiwan	9,936,496	250,561,701	—	260,498,197
Thailand	42,223,933	—	—	42,223,933
Turkey	—	56,230,896	—	56,230,896
Preferred Stocks
Brazil	210,912,367	—	—	210,912,367
Rights/Warrants
China	2,367	—	—	2,367
Temporary Cash Investments	—	3,516,000	—	3,516,000
Securities Lending Collateral	—	234,108,650	—	234,108,650

TOTAL	$715,710,425	$1,762,292,799	—	$2,478,003,224

See accompanying Notes to Schedules of Investments.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (93.5%)
Consumer Discretionary — (18.2%)
*AC Moore Arts & Crafts, Inc.	25,417	$62,526
Acme United Corp.	1,030	10,372
*Aldila, Inc.	6,471	26,596
*Alloy, Inc.	19,256	182,739
American Greetings Corp. Class A	62,335	1,277,244
#*AnnTaylor Stores Corp.	14,100	247,314
#*Arctic Cat, Inc.	21,666	215,577
*Ascent Media Corp.	971	26,994
*Audiovox Corp. Class A	23,489	174,993
#*AutoNation, Inc.	285,676	6,979,065
*Ballantyne Strong, Inc.	9,932	76,675
#Barnes & Noble, Inc.	39,682	514,676
*Beasley Broadcast Group, Inc.	9,802	54,597
#*Beazer Homes USA, Inc.	36,700	155,241
bebe stores, inc.	1,900	11,305
*Benihana, Inc.	3,200	21,664
#*Biglari Holdings, Inc.	3,418	992,929
*Bluegreen Corp.	14,775	43,586
Blyth, Inc.	5,625	222,469
Bob Evans Farms, Inc.	52,387	1,373,587
*Bon-Ton Stores, Inc. (The)	378	3,614
Books-A-Million, Inc.	27,100	175,608
#*Boyd Gaming Corp.	20,700	175,122
#*Brookfield Homes Corp.	39,865	296,994
Brown Shoe Co., Inc.	74,175	1,084,439
#Brunswick Corp.	26,049	440,749
*Build-A-Bear-Workshop, Inc.	30,090	182,045
#*Cabela’s, Inc.	109,175	1,702,038
*Cache, Inc.	19,900	102,684
*California Coastal Communities, Inc.	809	1,311
Callaway Golf Co.	91,170	615,398
*Cambium Learning Group, Inc.	1,537	5,318
*Canterbury Park Holding Corp.	2,755	23,307
*Carmike Cinemas, Inc.	2,268	16,579
Carnival Corp.	717,108	24,869,305
*Carriage Services, Inc.	19,056	89,182
#*Cavco Industries, Inc.	7,227	253,379
CBS Corp.	23,223	349,274
CBS Corp. Class B	708,596	10,473,049
#*Charming Shoppes, Inc.	112,182	502,575
#Chico’s FAS, Inc.	36,233	339,503
Christopher & Banks Corp.	56,231	415,547
#Churchill Downs, Inc.	3,653	132,860
#Cinemark Holdings, Inc.	35,100	512,109
*Coast Distribution System, Inc.	547	2,215
*Collective Brands, Inc.	59,190	948,224
Comcast Corp. Class A	3,570,978	69,526,942
Comcast Corp. Special Class A	1,432,185	26,438,135
#*Conn’s, Inc.	17,436	91,713
*Core-Mark Holding Co., Inc.	24,894	759,765
*Craftmade International, Inc.	2,799	16,094
CSS Industries, Inc.	15,992	288,176
*Culp, Inc.	21,913	228,333
*Cybex International, Inc.	29,933	51,784
*dELiA*s, Inc.	22,143	32,107
*Delta Apparel, Inc.	7,832	115,679
#*Destination Maternity Corp.	11,225	347,414
#Dillard’s, Inc.	120,300	2,783,742

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*DineEquity, Inc.	37,675	$1,373,630
#*Discovery Communications, Inc. (25470F104)	115,229	4,448,992
*Discovery Communications, Inc. (25470F203)	3,937	152,637
*Discovery Communications, Inc. (25470F302)	162,790	5,596,720
*Dixie Group, Inc.	11,800	38,822
*Dorman Products, Inc.	14,657	342,094
*Dover Motorsports, Inc.	15,200	24,472
#DR Horton, Inc.	72,467	798,586
*Dress Barn, Inc. (The)	169	4,174
#*Drew Industries, Inc.	12,789	270,232
#*DSW, Inc.	234	6,227
*Duckwall-ALCO Stores, Inc.	700	9,870
#Educational Development Corp.	1,700	9,444
#Ethan Allen Interiors, Inc.	20,500	314,470
#*Exide Technologies	12,623	75,990
*Federal-Mogul Corp.	38,812	696,287
Finish Line, Inc. Class A	73,309	1,049,052
*Fisher Communications, Inc.	10,146	179,584
*Flanigan’s Enterprises, Inc.	865	5,450
Flexsteel Industries, Inc.	2,068	23,182
Foot Locker, Inc.	179,433	2,438,494
Fortune Brands, Inc.	149,626	6,565,589
Fred’s, Inc.	41,937	454,597
Frisch’s Restaurants, Inc.	600	11,790
*Full House Resorts, Inc.	700	2,226
*Furniture Brands International, Inc.	59,763	329,892
*GameTech International, Inc.	2,360	1,416
Gaming Partners International Corp.	500	3,360
#Gannett Co., Inc.	31,300	412,534
#*Gaylord Entertainment Co.	43,182	1,251,846
*Genesco, Inc.	35,745	975,481
*G-III Apparel Group, Ltd.	19,700	508,260
*Great Wolf Resorts, Inc.	37,142	82,455
#*Group 1 Automotive, Inc.	58,700	1,627,164
*Hallwood Group, Inc.	296	9,531
*Hastings Entertainment, Inc.	1,572	11,397
Haverty Furniture Cos., Inc.	38,589	467,699
*Heelys, Inc.	24,120	65,365
*Helen of Troy, Ltd.	64,389	1,542,760
*Hollywood Media Corp.	28,505	31,926
Hooker Furniture Corp.	13,559	160,267
Hot Topic, Inc.	1,540	8,147
*HSN, Inc.	60,525	1,779,435
*Iconix Brand Group, Inc.	95,450	1,571,107
#*Isle of Capri Casinos, Inc.	15,000	126,000
*J. Alexander’s Corp.	9,196	43,267
J.C. Penney Co., Inc.	200,699	4,943,216
#*JAKKS Pacific, Inc.	15,024	237,079
#Jarden Corp.	108,050	3,128,048
*Jo-Ann Stores, Inc.	42,850	1,794,986
Johnson Controls, Inc.	3,600	103,716
*Johnson Outdoors, Inc.	18,189	231,546
Jones Apparel Group, Inc.	81,193	1,416,006
*Kenneth Cole Productions, Inc. Class A	12,374	166,183
*Kid Brands, Inc.	23,676	196,984
*Kona Grill, Inc.	816	2,921
KSW, Inc.	446	1,374
#*K-Swiss, Inc. Class A	10,751	128,474
Lacrosse Footwear, Inc.	495	7,267
*Lakeland Industries, Inc.	11,757	105,931
*Lakes Entertainment, Inc.	15,730	39,640

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Landry’s Restaurants, Inc.	23,900	$585,311
*Lazare Kaplan International, Inc.	12,780	10,991
#Lennar Corp. Class A	163,500	2,414,895
#*Liberty Global, Inc. Class A	68,111	1,992,247
#*Liberty Global, Inc. Series C	64,637	1,890,632
*Liberty Media Corp. Capital Series A	217,289	10,134,359
*Liberty Media Corp. Capital Series B	6,066	282,585
*Liberty Media Corp. Interactive Class A	882,463	9,989,481
*Liberty Media Corp. Interactive Class B	35,706	416,689
*Liberty Media-Starz Corp. Series B	1,766	97,130
#*Life Time Fitness, Inc.	27,800	1,010,808
*Lifetime Brands, Inc.	17,158	252,051
Lithia Motors, Inc.	37,982	334,242
#*Live Nation Entertainment, Inc.	147,097	1,357,705
#*Liz Claiborne, Inc.	3,900	18,486
#*Luby’s, Inc.	42,423	220,600
*M/I Homes, Inc.	37,930	400,162
Mac-Gray Corp.	13,247	143,465
Macy’s, Inc.	213,430	3,980,470
Marcus Corp.	13,932	169,970
*MarineMax, Inc.	25,977	197,425
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	124,282
#*Media General, Inc.	27,100	279,943
#Men’s Wearhouse, Inc. (The)	82,560	1,606,618
Meredith Corp.	24,602	781,114
*Meritage Homes Corp.	28,156	494,982
*Modine Manufacturing Co.	42,839	434,816
#*Mohawk Industries, Inc.	98,740	4,831,348
*Morton’s Restaurant Group, Inc.	16,226	79,345
*Movado Group, Inc.	30,500	346,480
*MTR Gaming Group, Inc.	24,135	52,132
*Multimedia Games, Inc.	34,039	142,964
*Nautilus, Inc.	23,965	47,451
*New Frontier Media, Inc.	22,735	37,058
*New York & Co., Inc.	37,502	83,629
News Corp. Class A	1,947,585	25,415,984
News Corp. Class B	937,272	13,862,253
#*O’Charley’s, Inc.	22,708	158,275
*Office Depot, Inc.	23,072	99,671
#*OfficeMax, Inc.	5,000	71,450
#*Orient-Express Hotels, Ltd.	70,348	640,870
*Outdoor Channel Holdings, Inc.	40,604	230,631
Oxford Industries, Inc.	4,456	99,814
*Palm Harbor Homes, Inc.	1,673	3,764
#*Penske Automotive Group, Inc.	53,206	744,884
Pep Boys - Manny, Moe & Jack (The)	81,600	783,360
*Perry Ellis International, Inc.	28,161	630,525
Phillips-Van Heusen Corp.	52,021	2,699,370
*Pinnacle Entertainment, Inc.	94,530	1,025,650
#*Pulte Group, Inc.	73,084	641,678
#*Radio One, Inc.	34,176	37,594
*RC2 Corp.	14,819	245,254
*Red Lion Hotels Corp.	27,976	208,421
#*Red Robin Gourmet Burgers, Inc.	41,775	891,478
#Regis Corp.	56,300	857,449
*Rent-A-Center, Inc.	63,897	1,405,095
*Retail Ventures, Inc.	80,824	783,185
*REX American Resources Corp.	4,050	65,002
RG Barry Corp.	700	8,295
*Rick’s Cabaret International, Inc.	9,575	73,632
*Rocky Brands, Inc.	10,229	81,525

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Royal Caribbean Cruises, Ltd.	322,500	$9,307,350
*Rubio’s Restaurants, Inc.	8,026	69,505
*Ruby Tuesday, Inc.	21,400	218,708
*Saga Communications, Inc.	6,520	146,048
#*Saks, Inc.	51,700	424,457
*Salem Communications Corp.	5,831	19,884
#Scholastic Corp.	38,300	970,139
#*Sears Holdings Corp.	143,450	10,184,950
Service Corp. International	274,256	2,336,661
*Shiloh Industries, Inc.	25,710	248,873
*Shoe Carnival, Inc.	31,193	656,613
*Sinclair Broadcast Group, Inc. Class A	76,006	459,076
#*Skechers U.S.A., Inc. Class A	49,610	1,840,035
Skyline Corp.	5,123	102,870
Spartan Motors, Inc.	16,427	70,472
Speedway Motorsports, Inc.	71,117	975,725
*Sport Chalet, Inc. Class A	875	1,942
*Sport Chalet, Inc. Class B	299	733
Sport Supply Group, Inc.	14,544	196,926
Stage Stores, Inc.	60,550	666,050
Standard Motor Products, Inc.	26,500	259,700
#*Standard Pacific Corp.	101,331	405,324
*Stanley Furniture, Inc.	12,564	48,120
*Steinway Musical Instruments, Inc.	10,229	199,261
#Stewart Enterprises, Inc.	65,424	351,327
*Stoneridge, Inc.	11,609	124,332
*Strattec Security Corp.	5,556	115,731
Superior Industries International, Inc.	40,100	577,039
*Syms Corp.	5,500	41,085
#Systemax, Inc.	7,773	127,166
*Tandy Brands Accessories, Inc.	10,432	38,598
Tandy Leather Factory, Inc.	500	2,150
*Timberland Co. Class A	3,300	58,146
Time Warner Cable, Inc.	693,942	39,672,664
Time Warner, Inc.	1,534,860	48,286,696
#*Toll Brothers, Inc.	203,299	3,529,271
*Trans World Entertainment Corp.	5,781	10,637
*TRW Automotive Holdings Corp.	153,112	5,372,700
#*Tuesday Morning Corp.	60,500	263,780
*Unifi, Inc.	163,482	640,849
#*Vail Resorts, Inc.	4,470	169,324
#Walt Disney Co. (The)	1,135,556	38,256,882
Washington Post Co.	4,880	2,051,991
#*West Marine, Inc.	26,563	275,724
#Whirlpool Corp.	88,001	7,330,483
Williams-Sonoma, Inc.	11,805	315,312
Wyndham Worldwide Corp.	240,716	6,145,479

Total Consumer Discretionary		486,041,515

Consumer Staples — (6.6%)
Andersons, Inc. (The)	9,900	340,263
Archer-Daniels-Midland Co.	696,262	19,049,728
B&G Foods, Inc.	53,573	614,482
Bunge, Ltd.	101,700	5,049,405
*Cagle’s, Inc. Class A	955	7,191
CCA Industries, Inc.	8,323	43,696
*Central European Distribution Corp.	57,775	1,506,194
*Central Garden & Pet Co.	37,832	393,831
*Central Garden & Pet Co. Class A	44,862	453,555
#*Chiquita Brands International, Inc.	70,190	1,030,389
*Constellation Brands, Inc. Class A	197,663	3,372,131

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Constellation Brands, Inc. Class B	12,715	$216,155
Corn Products International, Inc.	62,117	2,070,981
#*Craft Brewers Alliance, Inc.	2,546	12,195
CVS Caremark Corp.	1,453,054	44,594,227
Del Monte Foods Co.	342,870	4,759,036
Dr Pepper Snapple Group, Inc.	70,494	2,647,050
*Elizabeth Arden, Inc.	22,200	344,766
Farmer Brothers Co.	20,418	344,656
Griffin Land & Nurseries, Inc. Class A	1,500	45,225
#*Hain Celestial Group, Inc.	63,205	1,331,097
*Harbinger Group, Inc.	3,064	19,610
#*HQ Sustainable Maritime Industries, Inc.	10,070	42,798
#Imperial Sugar Co.	10,122	121,464
Ingles Markets, Inc.	9,998	162,567
Inter Parfums, Inc.	3,525	61,511
J.M. Smucker Co.	105,804	6,499,540
#*John B. Sanfilippo & Son, Inc.	9,100	127,764
Kraft Foods, Inc.	1,659,506	48,474,170
*Mannatech, Inc.	13,238	36,007
*MGP Ingredients, Inc.	7,785	59,010
Molson Coors Brewing Co.	190,750	8,585,658
Molson Coors Brewing Co. Class A	1,908	83,008
*Nutraceutical International Corp.	18,915	297,911
Oil-Dri Corp. of America	236	5,164
*Omega Protein Corp.	33,225	172,770
*Pantry, Inc.	21,483	386,694
*Parlux Fragrances, Inc.	556	1,262
*Physicians Formula Holdings, Inc.	947	3,338
*Prestige Brands Holdings, Inc.	116,810	960,178
*Ralcorp Holdings, Inc.	59,647	3,483,385
Safeway, Inc.	184,398	3,787,535
*Seneca Foods Corp. Class B	300	9,303
#*Smart Balance, Inc.	65,406	249,851
*Smithfield Foods, Inc.	185,173	2,638,715
Spartan Stores, Inc.	11,894	170,798
#SUPERVALU, Inc.	191,716	2,162,556
*Susser Holdings Corp.	13,751	165,150
Tasty Baking Co.	8,132	53,915
Tyson Foods, Inc. Class A	405,030	7,092,075
#Universal Corp.	18,490	820,032
#*Winn-Dixie Stores, Inc.	92,300	905,463

Total Consumer Staples		175,865,455

Energy — (13.4%)
Adams Resources & Energy, Inc.	6,758	141,918
#*Allis-Chalmers Energy, Inc.	10,958	28,600
#Alon USA Energy, Inc.	40,092	276,234
Anadarko Petroleum Corp.	845,068	41,543,543
Apache Corp.	80,277	7,672,876
*Approach Resources, Inc.	7,782	52,451
*Atlas Energy, Inc.	6,703	198,342
#*ATP Oil & Gas Corp.	38,800	409,728
Baker Hughes, Inc.	8,291	400,207
*Barnwell Industries, Inc.	5,190	14,792
*Basic Energy Services, Inc.	58,596	549,045
#Berry Petroleum Corp. Class A	24,211	721,972
*Bill Barrett Corp.	18,677	660,792
#*Bristow Group, Inc.	41,500	1,387,345
*Bronco Drilling Co., Inc.	19,635	74,613
Cabot Oil & Gas Corp.	15,905	484,625
*Cal Dive International, Inc.	53,900	319,088

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Chesapeake Energy Corp.	701,800	$14,758,854
Chevron Corp.	156,159	11,900,877
Cimarex Energy Co.	105,300	7,252,011
#*Complete Production Services, Inc.	68,227	1,313,370
ConocoPhillips	1,725,553	95,285,037
#*CVR Energy, Inc.	8,500	68,850
Delek US Holdings, Inc.	68,089	510,668
Devon Energy Corp.	16,022	1,001,215
*Double Eagle Petroleum Co.	3,969	16,868
#*Exterran Holdings, Inc.	66,789	1,781,263
Exxon Mobil Corp.	167,229	9,980,227
General Maritime Corp.	12,382	69,215
#*Geokinetics, Inc.	8,070	35,589
*GeoMet, Inc.	9,134	9,225
*GeoResources, Inc.	7,525	111,596
*Global Industries, Ltd.	15,300	72,522
*Gulfmark Offshore, Inc.	37,045	1,090,605
#*Harvest Natural Resources, Inc.	32,900	273,070
*Helix Energy Solutions Group, Inc.	93,310	876,181
Helmerich & Payne, Inc.	81,404	3,299,304
*Hercules Offshore, Inc.	83,800	212,852
Hess Corp.	378,130	20,263,987
*HKN, Inc.	15,681	48,141
Holly Corp.	8,300	221,859
#*Hornbeck Offshore Services, Inc.	9,800	164,934
#*International Coal Group, Inc.	107,351	483,080
*Key Energy Services, Inc.	56,774	548,437
Marathon Oil Corp.	856,737	28,657,853
*Mitcham Industries, Inc.	6,824	50,156
*Nabors Industries, Ltd.	276,982	5,099,239
National-Oilwell, Inc.	453,212	17,747,782
*Natural Gas Services Group, Inc.	16,360	270,758
*Newfield Exploration Co.	18,378	982,488
*Newpark Resources, Inc.	101,220	808,748
Noble Energy, Inc.	123,077	8,253,544
*Oil States International, Inc.	46,600	2,140,804
*OMNI Energy Services Corp.	1,000	2,690
Overseas Shipholding Group, Inc.	31,709	1,243,944
*OYO Geospace Corp.	2,501	133,854
*Parker Drilling Co.	97,200	406,296
#*Patriot Coal Corp.	52,400	631,944
Patterson-UTI Energy, Inc.	120,725	1,983,512
*Petroleum Development Corp.	13,471	392,545
*PHI, Inc. Non-Voting	23,117	367,329
*PHI, Inc. Voting	1,099	18,562
*Pioneer Drilling Co.	67,927	449,677
#Pioneer Natural Resources Co.	164,693	9,539,019
*Plains Exploration & Production Co.	162,430	3,662,796
*Pride International, Inc.	119,278	2,837,624
*QEP Resources, Inc.	66,253	2,280,428
*Rosetta Resources, Inc.	79,112	1,746,002
*Rowan Cos., Inc.	121,067	3,058,152
*SEACOR Holdings, Inc.	36,653	3,035,601
*Seahawk Drilling, Inc.	4,602	45,698
Smith International, Inc.	106,785	4,429,442
Southern Union Co.	—	—
*Stone Energy Corp.	16,671	196,051
Sunoco, Inc.	123,498	4,405,174
*Swift Energy Corp.	34,730	900,549
*T-3 Energy Services, Inc.	6,925	175,618
#Tesoro Petroleum Corp.	122,780	1,585,090

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Tetra Technologies, Inc.	36,718	$382,602
*TGC Industries, Inc.	826	2,808
Tidewater, Inc.	42,807	1,754,231
*Union Drilling, Inc.	28,464	168,792
#*Unit Corp.	57,000	2,331,300
#*USEC, Inc.	163,200	902,496
Valero Energy Corp.	655,699	11,140,326
#*Western Refining, Inc.	55,400	293,620
#*Whiting Petroleum Corp.	69,755	6,139,138
*Willbros Group, Inc.	3,700	33,855

Total Energy		357,274,145

Financials — (23.9%)
1st Source Corp.	47,185	867,732
21st Century Holding Co.	16,867	64,432
Abington Bancorp, Inc.	62,892	599,990
Access National Corp.	200	1,184
*Affirmative Insurance Holdings, Inc.	14,714	57,532
*Allegheny Corp.	9,815	2,946,659
Alliance Bancorp, Inc. of Pennsylvania	500	4,175
Allstate Corp. (The)	574,590	16,226,422
Alterra Capital Holdings, Ltd.	4,295	83,108
#*American Capital, Ltd.	179,743	932,866
#American Equity Investment Life Holding Co.	88,700	957,960
American Financial Group, Inc.	199,200	5,870,424
*American Independence Corp.	866	4,330
American National Insurance Co.	48,061	3,762,215
*American River Bankshares	634	4,520
*American Safety Insurance Holdings, Ltd.	13,750	226,875
#*AmeriCredit Corp.	167,859	4,047,080
Ameriprise Financial, Inc.	16,686	707,320
*Ameris Bancorp	36,441	358,579
*AmeriServe Financial, Inc.	33,075	62,512
#*Arch Capital Group, Ltd.	25,605	2,003,847
Argo Group International Holdings, Ltd.	34,700	1,080,558
Aspen Insurance Holdings, Ltd.	89,116	2,437,323
*Asset Acceptance Capital Corp.	5,628	25,270
Associated Banc-Corp.	150,030	2,038,908
Assured Guaranty, Ltd.	122,989	1,930,927
Asta Funding, Inc.	7,977	72,192
*Atlantic Coast Federal Corp.	2,955	6,235
*Avatar Holdings, Inc.	21,050	421,211
Axis Capital Holdings, Ltd.	96,915	3,020,841
*B of I Holding, Inc.	16,455	257,027
Baldwin & Lyons, Inc.	300	6,755
Baldwin & Lyons, Inc. Class B	8,421	188,125
Bancorp Rhode Island, Inc.	14	409
*Bancorp, Inc.	14,041	106,010
#*BancTrust Financial Group, Inc.	34,553	106,423
Bank Mutual Corp.	59,648	350,730
Bank of America Corp.	6,774,365	95,112,085
Bank of New York Mellon Corp. (The)	213,432	5,350,740
#*BankAtlantic Bancorp, Inc.	61,012	98,229
BankFinancial Corp.	43,669	387,781
Banner Corp.	13,022	30,602
BB&T Corp.	97,380	2,417,945
BCB Bancorp, Inc.	2,200	18,260
Berkshire Hills Bancorp, Inc.	22,974	463,845
BlackRock, Inc.	9,400	1,480,406
Boston Private Financial Holdings, Inc.	85,168	562,960
Brookline Bancorp, Inc.	23,727	229,677

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Cadence Financial Corp.	24,680	$38,994
#Capital City Bank Group, Inc.	16,636	230,076
Capital One Financial Corp.	570,340	24,142,492
Capital Southwest Corp.	7,359	653,626
CapitalSource, Inc.	117,080	629,890
#*Capitol Bancorp, Ltd.	8,339	11,424
Cardinal Financial Corp.	6,291	64,294
Carver Bancorp, Inc.	600	3,900
#*Cascade Financial Corp.	2,879	1,066
Cathay General Bancorp	50,900	598,584
*Center Financial Corp.	34,048	176,028
*Central Jersey Bancorp	6,349	46,475
*Centrue Financial Corp.	300	417
Century Bancorp, Inc. Class A	1,096	23,542
CFS Bancorp, Inc.	14,148	67,627
Chemical Financial Corp.	14,175	318,229
*Chicopee Bancorp, Inc.	1,000	11,380
Chubb Corp.	168,245	8,854,734
Cincinnati Financial Corp.	208,205	5,736,048
*Citigroup, Inc.	6,984,581	28,636,782
Citizens Community Bancorp, Inc.	10,355	39,660
Citizens South Banking Corp.	1,842	10,334
CME Group, Inc.	76,377	21,293,908
#*CNA Financial Corp.	313,566	8,798,662
*CNA Surety Corp.	59,978	1,034,621
#*CNO Financial Group, Inc.	60	322
#CoBiz Financial, Inc.	37,574	237,092
Codorus Valley Bancorp, Inc.	115	958
#*Colony Bankcorp, Inc.	200	1,190
Columbia Banking System, Inc.	47,827	874,278
Comerica, Inc.	195,322	7,492,552
#Community Bank System, Inc.	700	17,325
*Community West Bancshares	400	1,056
*CompuCredit Holdings Corp.	59,468	301,503
*Crescent Financial Corp.	18,440	50,710
#Delphi Financial Group, Inc. Class A	29,350	761,632
Discover Financial Services	92,648	1,414,735
Donegal Group, Inc. Class A	34,782	409,036
Donegal Group, Inc. Class B	300	4,780
#*Doral Financial Corp.	11,332	27,877
East West Bancorp, Inc.	100,365	1,564,690
Eastern Insurance Holdings, Inc.	23,326	267,782
Eastern Virginia Bankshares, Inc.	560	2,229
EMC Insurance Group, Inc.	20,727	463,456
#*Encore Bancshares, Inc.	7,213	67,514
*Encore Capital Group, Inc.	24,575	540,650
Endurance Specialty Holdings, Ltd.	76,288	2,943,954
Enterprise Bancorp, Inc.	194	2,163
Enterprise Financial Services Corp.	16,205	165,939
ESB Financial Corp.	892	12,604
ESSA Bancorp, Inc.	12,235	155,629
Evans Bancorp, Inc.	1,681	21,853
Everest Re Group, Ltd.	45,041	3,496,082
#F.N.B. Corp.	135,507	1,161,295
Farmers Capital Bank Corp.	1,547	8,029
FBL Financial Group, Inc. Class A	40,435	917,470
Federal Agricultural Mortgage Corp.	9,309	139,076
#Federal Agricultural Mortgage Corp. Class A	177	2,124
Fidelity Bancorp, Inc.	400	2,116
Fidelity National Financial, Inc.	81,681	1,206,428
#*Fidelity Southern Corp.	6,485	42,284

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Fifth Third Bancorp	672,232	$8,544,069
Financial Institutions, Inc.	4,728	89,690
*First Acceptance Corp.	39,006	67,090
#*First Bancorp (318672102)	56,576	31,965
First Bancorp (318910106)	14,510	242,172
*First Bancshares, Inc. (318687100)	400	3,366
First Bancshares, Inc. (318916103)	300	2,301
First Busey Corp.	26,436	121,341
First Business Financial Services, Inc.	482	4,555
First Citizens BancShares, Inc.	13,779	2,604,369
First Defiance Financial Corp.	10,257	102,365
#First Federal Bancshares of Arkansas, Inc.	380	703
*First Federal of Northern Michigan Bancorp, Inc.	1,100	2,486
First Financial Holdings, Inc.	14,857	186,901
First Financial Northwest, Inc.	26,672	121,624
First Financial Service Corp.	900	5,985
*First Franklin Corp.	205	1,531
#*First Horizon National Corp.	19,048	218,481
#First M&F Corp.	100	395
First Merchants Corp.	32,030	278,020
First Mercury Financial Corp.	23,264	266,605
First Midwest Bancorp, Inc.	39,248	493,740
First Niagara Financial Group, Inc.	52,791	707,927
First Pactrust Bancorp, Inc.	900	8,658
First Place Financial Corp.	21,198	76,949
First Security Group, Inc.	17,516	34,156
First South Bancorp, Inc.	2,786	32,986
First United Corp.	400	1,576
*FirstCity Financial Corp.	5,872	42,572
Flagstone Reinsurance Holdings SA	42,128	465,093
Flushing Financial Corp.	30,165	376,158
#*FNB United Corp.	20,714	10,357
#*Forest City Enterprises, Inc. Class A	16,499	209,537
*FPIC Insurance Group, Inc.	12,323	364,145
Fulton Financial Corp.	65,205	594,018
German American Bancorp, Inc.	11,275	188,856
GFI Group, Inc.	3,218	18,954
*Global Indemnity P.L.C.	10,164	154,696
Great Southern Bancorp, Inc.	5,400	118,422
#*Greene Bancshares, Inc.	25,269	253,448
*Greenlight Capital Re, Ltd.	2,458	63,392
GS Financial Corp.	400	4,560
*Guaranty Bancorp	88,227	97,932
*Guaranty Federal Bancshares, Inc.	1,684	10,155
*Hallmark Financial Services, Inc.	27,634	280,209
Hampden Bancorp, Inc.	5,886	58,625
#Hanover Insurance Group, Inc.	94,280	4,132,292
*Harris & Harris Group, Inc.	162	659
Hartford Financial Services Group, Inc.	441,394	10,333,034
HCC Insurance Holdings, Inc.	51,401	1,342,594
Heartland Financial USA, Inc.	6,969	123,073
*Heritage Commerce Corp.	24,571	88,210
*Heritage Financial Corp.	4,957	73,611
HF Financial Corp.	400	3,880
*Hilltop Holdings, Inc.	21,381	222,149
Hingham Institution for Savings	500	18,805
*HMN Financial, Inc.	3,996	17,782
Home Federal Bancorp, Inc.	17,473	228,023
HopFed Bancorp, Inc.	6,519	61,996
Horace Mann Educators Corp.	54,928	923,889
Horizon Bancorp	300	6,675

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Huntington Bancshares, Inc.	400,935	$2,429,666
Independence Holding Co.	22,770	145,956
Indiana Community Bancorp	2,029	25,413
Infinity Property & Casualty Corp.	28,168	1,353,191
#*Intervest Bancshares Corp.	4,036	13,278
Invesco, Ltd.	79,300	1,549,522
*Investment Technology Group, Inc.	1,600	25,136
Investors Title Co.	1,169	32,837
Jones Lang LaSalle, Inc.	18,654	1,444,939
JPMorgan Chase & Co.	977,068	39,356,299
#Kentucky First Federal Bancorp	2,800	25,620
KeyCorp.	726,182	6,143,500
#Lakeland Bancorp, Inc.	14,367	128,872
Landmark Bancorp, Inc.	1,620	26,511
Legacy Bancorp, Inc.	21,709	177,905
#Legg Mason, Inc.	160,017	4,622,891
Lincoln National Corp.	460,953	12,003,216
LNB Bancorp, Inc.	12,489	62,570
Loews Corp.	747,772	27,779,730
*Louisiana Bancorp, Inc.	5,606	81,287
LSB Corp.	2,605	54,158
#M&T Bank Corp.	52,565	4,591,027
#*Macatawa Bank Corp.	19,463	35,617
*Magyar Bancorp, Inc.	500	2,275
MainSource Financial Group, Inc.	48,066	362,418
*Marlin Business Services Corp.	15,208	170,025
Marshall & Ilsley Corp.	359,729	2,528,895
#MB Financial, Inc.	2,100	36,414
#*MBIA, Inc.	337,600	2,930,368
#*MBT Financial Corp.	23,713	42,209
Meadowbrook Insurance Group, Inc.	106,876	978,984
Medallion Financial Corp.	24,860	174,269
#*Mercantile Bancorp, Inc.	163	456
Mercantile Bank Corp.	3,316	17,873
Mercer Insurance Group, Inc.	14,986	249,966
*Meridian Interstate Bancorp, Inc.	3,096	33,499
#Meta Financial Group, Inc.	1,251	40,307
MetLife, Inc.	875,730	36,833,204
*Metro Bancorp, Inc.	1,530	19,446
*MetroCorp Bancshares, Inc.	2,250	6,412
*MF Global Holdings, Ltd.	53,200	342,076
*MGIC Investment Corp.	30,175	259,203
MicroFinancial, Inc.	5,900	23,600
MidWestOne Financial Group, Inc.	541	8,110
Morgan Stanley	11,442	308,820
MutualFirst Financial, Inc.	2,300	16,974
*Nara Bancorp, Inc.	16,824	120,628
#*National Financial Partners Corp.	33,400	358,382
National Penn Bancshares, Inc.	56,814	378,381
National Western Life Insurance Co. Class A	900	138,744
*Navigators Group, Inc. (The)	6,082	259,276
Nelnet, Inc. Class A	7,100	143,136
*New Century Bancorp, Inc.	600	3,471
New Hampshire Thrift Bancshares, Inc.	3,667	37,073
New Westfield Financial, Inc.	15,130	124,217
#New York Community Bancorp, Inc.	2,400	41,424
NewAlliance Bancshares, Inc.	169,860	2,067,196
*NewBridge Bancorp	6,172	23,268
*Newport Bancorp, Inc.	700	8,708
#*NewStar Financial, Inc.	52,121	378,398
*North Valley Bancorp	4,538	8,441

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Northeast Community Bancorp, Inc.	18,190	$103,683
#Northfield Bancorp, Inc.	717	9,242
Northrim Bancorp, Inc.	6,379	112,270
NYMAGIC, Inc.	12,875	328,312
NYSE Euronext, Inc.	255,331	7,396,939
*Ocwen Financial Corp.	2,100	22,176
Old Republic International Corp.	333,632	4,173,736
#Old Second Bancorp, Inc.	16,016	22,262
OneBeacon Insurance Group, Ltd.	14,500	230,405
Osage Bancshares, Inc.	600	4,875
#*Pacific Mercantile Bancorp	16,756	64,511
*Pacific Premier Bancorp, Inc.	200	860
Parkvale Financial Corp.	102	792
PartnerRe, Ltd.	32,240	2,333,209
#*Patriot National Bancorp	2,700	5,346
#*Penson Worldwide, Inc.	33,200	178,616
Peoples Bancorp of North Carolina	300	1,551
#Peoples Bancorp, Inc.	19,292	332,787
#*PHH Corp.	91,687	1,825,488
*PICO Holdings, Inc.	4,050	126,927
#*Pinnacle Financial Partners, Inc.	27,599	278,474
*PMA Capital Corp.	38,457	258,046
#PNC Financial Services Group, Inc.	153,526	9,117,909
Porter Bancorp, Inc.	1,654	17,946
#*Preferred Bank	9,898	18,806
Premier Financial Bancorp, Inc.	1,301	8,287
Presidential Life Corp.	29,727	291,622
#Princeton National Bancorp, Inc.	1,100	6,490
*ProAssurance Corp.	9,436	561,536
Prosperity Bancshares, Inc.	21,071	713,885
Protective Life Corp.	75,553	1,699,187
Provident Financial Holdings, Inc.	544	3,346
Provident Financial Services, Inc.	97,245	1,245,708
Provident New York Bancorp	79,163	734,633
#Prudential Financial, Inc.	285,200	16,339,108
#Pulaski Financial Corp.	5,450	36,570
Radian Group, Inc.	217,050	1,866,630
Regions Financial Corp.	1,281,830	9,395,814
Reinsurance Group of America, Inc.	169,166	8,116,585
#Renasant Corp.	53,507	815,982
Resource America, Inc.	19,388	84,338
#*Riverview Bancorp, Inc.	17,087	34,174
Rome Bancorp, Inc.	12,761	116,763
#*Royal Bancshares of Pennsylvania, Inc. Class A	133	335
Safety Insurance Group, Inc.	19,758	774,514
Sanders Morris Harris Group, Inc.	55,486	305,173
Sandy Spring Bancorp, Inc.	30,476	516,263
Savannah Bancorp, Inc. (The)	2,998	29,230
SeaBright Holdings, Inc.	50,802	416,068
#*Seacoast Banking Corp. of Florida	11,965	16,272
Selective Insurance Group, Inc.	82,800	1,288,368
SI Financial Group, Inc.	6,062	40,918
Simmons First National Corp.	5,028	132,488
Somerset Hills Bancorp	4,317	36,047
*Southcoast Financial Corp.	100	310
*Southern Community Financial Corp.	29,890	59,481
*Southern First Bancshares, Inc.	915	5,499
Southern Missouri Bancorp, Inc.	41	642
#Southwest Bancorp, Inc.	31,985	465,382
State Auto Financial Corp.	68,262	1,073,761
StellarOne Corp.	24,095	326,969

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#Stewart Information Services Corp.	14,703	$146,883
*Stratus Properties, Inc.	3,069	29,340
Student Loan Corp.	1,100	27,610
*Sun Bancorp, Inc.	23,158	123,664
SunTrust Banks, Inc.	592,572	15,377,243
*Superior Bancorp	5,362	9,544
Susquehanna Bancshares, Inc.	124,870	1,080,126
#*Taylor Capital Group, Inc.	13,335	132,550
Teche Holding Co.	600	16,920
#*Tennessee Commerce Bancorp, Inc.	693	3,915
TF Financial Corp.	600	12,420
Timberland Bancorp, Inc.	2,600	10,270
#TowneBank	5,928	91,291
Transatlantic Holdings, Inc.	91,903	4,393,882
Travelers Cos., Inc. (The)	627,163	31,640,373
*Tree.com, Inc.	5,129	36,929
Umpqua Holdings Corp.	82,323	1,031,507
Unico American Corp.	1,900	17,528
Union First Market Bankshares Corp.	14,832	210,614
#United Bankshares, Inc.	2,100	53,613
*United Community Banks, Inc.	43,448	134,689
United Financial Bancorp, Inc.	18,735	278,964
United Fire & Casualty Co.	41,412	887,873
*United PanAm Financial Corp.	14,353	62,436
*United Security Bancshares	348	1,462
Unitrin, Inc.	90,527	2,515,745
*Unity Bancorp, Inc.	3,306	17,356
Unum Group	530,100	12,096,882
Validus Holdings, Ltd.	74,341	1,846,630
*Virginia Commerce Bancorp, Inc.	38,257	245,227
VIST Financial Corp.	271	2,111
Washington Banking Co.	1,403	20,217
Washington Federal, Inc.	102,994	1,792,096
*Waterstone Financial, Inc.	1,300	5,187
Webster Financial Corp.	44,870	836,377
WesBanco, Inc.	34,359	596,129
Wesco Financial Corp.	12,560	4,256,584
*West Bancorporation, Inc.	19,199	128,441
West Coast Bancorp	489	1,247
#*Western Alliance Bancorp	28,882	209,972
White Mountains Insurance Group, Ltd.	18,685	5,868,024
#White River Capital, Inc.	300	4,380
Whitney Holding Corp.	61,531	499,632
Wilshire Bancorp, Inc.	11,306	85,134
Wintrust Financial Corp.	14,914	464,124
WR Berkley Corp.	21,887	591,168
WSB Holdings, Inc.	100	310
Yadkin Valley Financial Corp.	16,810	49,421
Zions Bancorporation	156,780	3,478,948
*ZipRealty, Inc.	10,228	27,616

Total Financials		636,892,086

Health Care — (5.0%)
*A.D.A.M., Inc.	5,620	18,096
*Accelrys, Inc.	51,855	365,578
Aetna, Inc.	503,313	14,017,267
*Affymetrix, Inc.	8,578	41,946
*Albany Molecular Research, Inc.	35,737	232,291
#*Alere, Inc.	74,130	2,085,277
*Allied Healthcare International, Inc.	65,062	161,354
*Allied Healthcare Products, Inc.	1,000	3,320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*American Dental Partners, Inc.	24,799	$284,197
*Amsurg Corp.	28,998	531,243
Analogic Corp.	8,599	390,997
*AngioDynamics, Inc.	37,093	571,603
*Anika Therapeutics, Inc.	17,185	100,704
#*ARCA Biopharma, Inc.	440	1,646
#*Arena Pharmaceuticals, Inc.	6,100	48,495
Arrhythmia Research Technology, Inc.	1,200	6,000
#*Assisted Living Concepts, Inc.	14,487	455,761
*BioClinica, Inc.	9,550	38,678
*BioScrip, Inc.	37,700	160,225
*BMP Sunstone Corp.	8,109	53,519
*Boston Scientific Corp.	1,019,920	5,711,552
*Brookdale Senior Living, Inc.	48,339	685,447
*Cambrex Corp.	20,300	72,065
Cantel Medical Corp.	8,807	139,855
*Capital Senior Living Corp.	45,270	244,458
Cardinal Health, Inc.	130,497	4,211,138
*CareFusion Corp.	207,163	4,364,924
*Celera Corp.	39,414	263,680
#*Community Health Systems, Inc.	88,714	2,876,995
*Conmed Corp.	43,239	831,486
Cooper Cos., Inc.	52,556	2,042,326
*Coventry Health Care, Inc.	138,156	2,739,633
*Cross Country Healthcare, Inc.	35,618	316,288
*Cutera, Inc.	22,757	177,960
Daxor Corp.	545	5,387
*Digirad Corp.	26,648	48,766
#*Dynacq Healthcare, Inc.	909	2,082
*Five Star Quality Care, Inc.	21,100	77,015
*Gentiva Health Services, Inc.	28,510	588,161
*Greatbatch, Inc.	17,658	398,718
*Health Net, Inc.	103,073	2,427,369
*HealthSpring, Inc.	86,917	1,634,040
*Healthways, Inc.	20,167	287,178
#Hill-Rom Holdings, Inc.	30,037	992,422
#*Hologic, Inc.	288,724	4,082,557
*Humana, Inc.	158,620	7,458,312
*IntegraMed America, Inc.	3,874	31,728
Invacare Corp.	26,628	634,545
*InVentiv Health, Inc.	2,629	68,196
*Kendle International, Inc.	11,329	139,460
Kewaunee Scientific Corp.	1,631	18,447
*Kindred Healthcare, Inc.	43,118	573,469
*King Pharmaceuticals, Inc.	426,520	3,736,315
#*LCA-Vision, Inc.	25,865	134,239
*LeMaitre Vascular, Inc.	5,200	31,408
*LifePoint Hospitals, Inc.	82,208	2,541,049
#*Martek Biosciences Corp.	18,270	378,006
*Maxygen, Inc.	5,200	32,292
*MedCath Corp.	30,744	272,392
*Medical Action Industries, Inc.	31,829	436,057
#*MediciNova, Inc.	623	3,015
#Medicis Pharmaceutical Corp. Class A	600	15,210
*MEDTOX Scientific, Inc.	13,327	152,861
*Misonix, Inc.	4,083	8,329
#*Molina Healthcare, Inc.	12,070	359,807
*Nighthawk Radiology Holdings, Inc.	7,885	23,340
*NovaMed, Inc.	10,734	88,556
Omnicare, Inc.	197,388	4,861,666
*Osteotech, Inc.	24,810	94,030

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Palomar Medical Technologies, Inc.	2,988	$33,346
*PDI, Inc.	20,276	162,816
PerkinElmer, Inc.	6,600	128,436
*Prospect Medical Holdings, Inc.	15,011	109,430
*Psychiatric Solutions, Inc.	47,848	1,585,683
*Regeneration Technologies, Inc.	35,087	101,401
#*Res-Care, Inc.	40,983	402,453
*Sirona Dental Systems, Inc.	14,531	447,264
*Skilled Healthcare Group, Inc.	29,820	79,321
*Spectranetics Corp.	1,341	6,920
*SRI/Surgical Express, Inc.	2,127	6,870
*Sun Healthcare Group, Inc.	26,710	221,159
*SunLink Health Systems, Inc.	1,750	3,990
*Symmetry Medical, Inc.	33,628	327,200
Teleflex, Inc.	20,571	1,165,759
*Theragenics Corp.	21,383	25,873
*Thermo Fisher Scientific, Inc.	475,841	21,346,227
*TomoTherapy, Inc.	25,707	85,604
*Triple-S Management Corp.	13,854	275,418
*Universal American Corp.	85,628	1,433,413
#*Viropharma, Inc.	72,554	955,536
*Vital Images, Inc.	20,078	294,946
*WellCare Health Plans, Inc.	19,800	510,642
*WellPoint, Inc.	501,340	25,427,965
Young Innovations, Inc.	2,745	73,292

Total Health Care		132,093,392

Industrials — (12.3%)
*A.T. Cross Co.	18,431	102,292
*AAR Corp.	15,400	258,720
#Aceto Corp.	12,993	88,612
Aircastle, Ltd.	54,200	495,388
Alamo Group, Inc.	25,037	586,617
*Alaska Air Group, Inc.	59,445	3,066,768
Albany International Corp.	16,661	305,729
Alexander & Baldwin, Inc.	66,441	2,229,096
*Allied Defense Group, Inc.	10,969	36,746
*Allied Motion Technologies, Inc.	262	1,127
*Amerco, Inc.	30,877	2,104,885
*American Railcar Industries, Inc.	21,641	295,400
*American Reprographics Co.	5,977	53,195
Ameron International Corp.	7,300	448,512
*AMREP Corp.	966	11,563
Apogee Enterprises, Inc.	25,200	283,752
Applied Industrial Technologies, Inc.	53,325	1,493,100
Arkansas Best Corp.	25,200	568,764
#*Armstrong World Industries, Inc.	94,043	3,438,212
*ATC Technology Corp.	3,885	93,162
*Atlas Air Worldwide Holdings, Inc.	2,100	122,808
#Baldor Electric Co.	19,655	751,214
Barnes Group, Inc.	42,700	784,826
Barrett Business Services, Inc.	14,200	212,432
*BE Aerospace, Inc.	16,300	479,220
*BlueLinx Holdings, Inc.	43,341	160,795
Bowne & Co., Inc.	23,251	262,969
Briggs & Stratton Corp.	31,600	599,452
*BTU International, Inc.	1,600	8,960
*C&D Technologies, Inc.	21,807	18,754
*CAI International, Inc.	12,599	164,669
Cascade Corp.	10,500	400,785
*Casella Waste Systems, Inc.	5,416	21,610

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
CDI Corp.	47,511	$798,185
*CECO Environmental Corp.	8,829	52,533
*Celadon Group, Inc.	28,818	450,714
*Ceradyne, Inc.	14,818	344,519
*Champion Industries, Inc.	686	1,056
#*Chart Industries, Inc.	3,000	53,430
Chicago Rivet & Machine Co.	700	11,130
CIRCOR International, Inc.	12,696	397,131
*Columbus McKinnon Corp.	44,182	694,983
Comfort Systems USA, Inc.	2,600	29,666
CompX International, Inc.	700	9,135
*Consolidated Graphics, Inc.	33,700	1,448,089
*Cornell Cos., Inc.	8,800	245,784
Courier Corp.	5,234	83,378
*Covenant Transportation Group, Inc.	6,518	61,204
*CPI Aerostructures, Inc.	5,826	63,503
CSX Corp.	562,627	29,661,695
Ducommun, Inc.	16,159	337,562
*Dycom Industries, Inc.	35,250	319,012
#*Eagle Bulk Shipping, Inc.	19,733	95,508
Eastern Co.	10,193	169,612
Eaton Corp.	109,451	8,587,525
Ecology & Environment, Inc. Class A	900	10,719
Encore Wire Corp.	9,748	207,437
*EnerSys	51,339	1,243,431
Ennis, Inc.	43,200	730,944
#*EnPro Industries, Inc.	7,233	216,628
Espey Manufacturing & Electronics Corp.	1,864	35,416
*Esterline Technologies Corp.	25,294	1,298,341
*ExpressJet Holdings, Inc.	10,860	32,580
Federal Signal Corp.	31,295	186,518
FedEx Corp.	184,382	15,220,734
*Flow International Corp.	27,408	74,550
*Franklin Covey Co.	7,794	48,557
*Frozen Food Express Industries, Inc.	8,986	31,990
G & K Services, Inc. Class A	29,714	691,445
GATX Corp.	65,445	1,849,476
#*Genco Shipping & Trading, Ltd.	2,886	48,196
*Gencor Industries, Inc.	8,766	67,060
General Electric Co.	3,487,657	56,221,031
#*Gibraltar Industries, Inc.	53,888	581,452
*GP Strategies Corp.	19,900	150,245
Great Lakes Dredge & Dock Corp.	69,683	390,225
*Greenbrier Cos., Inc.	16,525	215,816
*Griffon Corp.	52,753	715,331
#*H&E Equipment Services, Inc.	66,829	581,412
Hardinge, Inc.	20,625	174,488
*Herley Industries, Inc.	5,800	89,784
#*Hertz Global Holdings, Inc.	389,227	4,569,525
#*Hoku Corp.	400	1,268
#Horizon Lines, Inc.	2,100	9,744
*Hudson Highland Group, Inc.	32,965	146,694
*Hurco Cos., Inc.	8,210	138,421
*Identive Group, Inc.	18,612	29,779
Insteel Industries, Inc.	6,767	62,865
*Interline Brands, Inc.	74,162	1,341,591
International Shipholding Corp.	9,397	234,361
*Intersections, Inc.	34,178	168,839
#*JetBlue Airways Corp.	295,600	1,900,708
*Kadant, Inc.	6,383	124,405
*Kansas City Southern	61,464	2,255,729

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
KBR, Inc.	52,550	$1,176,069
*Kelly Services, Inc. Class A	44,445	657,786
Kennametal, Inc.	16,856	461,686
*Key Technology, Inc.	3,199	38,420
Kimball International, Inc. Class B	25,521	159,251
*Korn/Ferry International	7,500	105,375
L.S. Starrett Co. Class A	4,097	38,922
L-3 Communications Holdings, Inc.	98,670	7,206,857
*Ladish Co., Inc.	45,562	1,339,978
Lawson Products, Inc.	11,015	196,177
*Layne Christensen Co.	15,600	393,276
*LECG Corp.	24,384	52,182
#*LGL Group, Inc.	400	5,016
*LMI Aerospace, Inc.	13,807	237,757
LSI Industries, Inc.	24,154	127,050
*Lydall, Inc.	14,201	101,537
*M&F Worldwide Corp.	29,869	841,708
#Manitowoc Co., Inc. (The)	516	5,346
Manpower, Inc.	40,067	1,922,415
*Marten Transport, Ltd.	31,777	721,973
Masco Corp.	21,520	221,226
McGrath Rentcorp	8,390	195,655
*Metalico, Inc.	74,246	311,091
*MFRI, Inc.	8,800	55,220
Miller Industries, Inc.	20,010	267,534
#*Mobile Mini, Inc.	54,461	933,462
*Moog, Inc.	22,265	797,310
Mueller Industries, Inc.	15,623	386,201
Mueller Water Products, Inc.	136,335	518,073
NACCO Industries, Inc. Class A	9,434	840,003
*National Technical Systems, Inc.	15,400	130,900
Norfolk Southern Corp.	458,295	25,788,260
Northrop Grumman Corp.	260,133	15,254,199
#*Northwest Pipe Co.	12,085	219,584
#*Ocean Power Technologies, Inc.	8,500	46,920
*On Assignment, Inc.	57,765	279,005
*Owens Corning	152,823	4,810,868
*P.A.M. Transportation Services, Inc.	20,690	302,488
*Park-Ohio Holdings Corp.	5,316	72,032
Pentair, Inc.	23,730	811,566
*PGT, Inc.	500	1,300
*Pike Electric Corp.	8,329	78,209
*Pinnacle Airlines Corp.	13,732	76,213
#*Polypore International, Inc.	5,700	139,992
Portec Rail Products, Inc.	7,637	88,666
*PowerSecure International, Inc.	17,790	186,261
Providence & Worcester Railroad Co.	1,200	14,388
R. R. Donnelley & Sons Co.	136,985	2,310,937
*RCM Technologies, Inc.	19,013	97,537
#*Republic Airways Holdings, Inc.	48,800	305,000
Republic Services, Inc.	351,978	11,214,019
*Rush Enterprises, Inc. Class A	31,175	465,754
*Rush Enterprises, Inc. Class B	18,522	242,453
Ryder System, Inc.	89,844	3,923,487
*Saia, Inc.	17,004	256,760
Schawk, Inc.	51,516	763,982
*School Specialty, Inc.	27,776	532,466
Seaboard Corp.	2,041	3,098,238
*SFN Group, Inc.	47,178	353,363
SIFCO Industries, Inc.	6,623	67,886
#SkyWest, Inc.	93,838	1,168,283

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*SL Industries, Inc.	300	$4,092
Southwest Airlines Co.	1,077,730	12,986,646
*Sparton Corp.	3,963	22,589
SPX Corp.	6,831	406,854
Standex International Corp.	29,500	885,590
Steelcase, Inc. Class A	85,520	590,943
Superior Uniform Group, Inc.	8,978	91,576
*Supreme Industries, Inc.	1,365	3,399
*Sypris Solutions, Inc.	10,366	36,592
TAL International Group, Inc.	27,896	751,518
*Tech/Ops Sevcon, Inc.	96	480
Technology Research Corp.	11,621	60,081
*Tecumseh Products Co. Class A	11,200	144,928
*Tecumseh Products Co. Class B	1,400	16,002
Textainer Group Holdings, Ltd.	200	5,460
Timken Co.	73,772	2,480,215
#Titan International, Inc.	25,647	281,604
#*Titan Machinery, Inc.	13,585	193,858
Todd Shipyards Corp.	8,732	132,726
*TRC Cos., Inc.	29,513	92,966
Tredegar Industries, Inc.	40,177	693,455
*Trimas Corp.	6,336	75,652
Trinity Industries, Inc.	85,250	1,736,542
#Triumph Group, Inc.	9,936	754,142
*Tufco Technologies, Inc.	1,000	3,160
*Tutor Perini Corp.	40,023	771,643
Twin Disc, Inc.	10,658	137,701
*U.S. Home Systems, Inc.	4,314	11,562
UniFirst Corp.	14,500	637,420
Union Pacific Corp.	586,882	43,822,479
*United Capital Corp.	300	7,455
*United Rentals, Inc.	22,200	292,596
#Universal Forest Products, Inc.	31,800	984,846
*URS Corp.	86,998	3,513,849
*USA Truck, Inc.	15,305	250,849
#*USG Corp.	40,200	483,204
*Valpey Fisher Corp.	1,464	2,928
*Versar, Inc.	6,026	16,089
Viad Corp.	27,199	541,260
Virco Manufacturing Corp.	12,601	37,047
#*Vishay Precision Group, Inc.	15,222	192,558
*Volt Information Sciences, Inc.	44,159	394,340
Watts Water Technologies, Inc.	53,615	1,726,403
*WCA Waste Corp.	29,254	124,622
*WESCO International, Inc.	9,588	344,497
*Willdan Group, Inc.	1,000	2,500
*Willis Lease Finance Corp.	7,300	69,569

Total Industrials		326,195,282

Information Technology — (5.0%)
*Actel Corp.	7,737	113,424
*ActivIdentity Corp.	70,301	137,790
Activision Blizzard, Inc.	982,162	11,668,085
*Adept Technology, Inc.	700	3,430
*ADPT Corp.	166,097	506,596
*Advanced Analogic Technologies, Inc.	15,762	50,281
Agilysys, Inc.	21,014	166,641
*Amtech Systems, Inc.	10,600	106,636
*Anadigics, Inc.	400	1,756
*AOL, Inc.	51,712	1,081,815
#*Arris Group, Inc.	108,150	1,007,958

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Arrow Electronics, Inc.	182,170	$4,515,994
Astro-Med, Inc.	2,897	20,076
#*ATMI, Inc.	3,100	46,004
*Aviat Networks, Inc.	45,592	184,192
*Avid Technology, Inc.	44,750	578,618
AVX Corp.	293,831	4,137,140
*Aware, Inc.	22,140	55,350
#*AXT, Inc.	30,000	176,700
Bel Fuse, Inc. Class A	4,174	94,959
Bel Fuse, Inc. Class B	20,997	495,109
*Benchmark Electronics, Inc.	93,903	1,568,180
Black Box Corp.	26,600	809,704
*Brooks Automation, Inc.	34,786	265,417
*Bsquare Corp.	5,200	16,172
*Cascade Microtech, Inc.	24,071	110,004
*Checkpoint Systems, Inc.	39,900	796,803
*Ciber, Inc.	42,600	141,858
Cohu, Inc.	41,402	649,183
*Comarco, Inc.	9,299	23,248
Communications Systems, Inc.	12,753	130,846
Computer Sciences Corp.	225,553	10,224,317
*Concurrent Computer Corp.	13,740	70,830
*Convergys Corp.	197,364	2,204,556
CoreLogic, Inc.	96,545	1,933,796
*CPI International, Inc.	19,865	279,501
*CSP, Inc.	2,414	10,235
CTS Corp.	28,690	268,252
*CyberOptics Corp.	9,134	88,874
*Datalink Corp.	5,600	19,040
*Dataram Corp.	11,134	20,375
DDi Corp.	30,020	271,981
#*DealerTrack Holdings, Inc.	94	1,467
*Digi International, Inc.	35,811	297,589
*DSP Group, Inc.	54,868	382,979
*Dynamics Research Corp.	16,586	161,216
*Edgewater Technology, Inc.	13,603	33,327
Electro Rent Corp.	46,027	635,173
#*Electro Scientific Industries, Inc.	34,300	393,764
*Electronics for Imaging, Inc.	72,920	776,598
*EMS Technologies, Inc.	8,690	144,602
*Emulex Corp.	8,000	69,600
*Endwave Corp.	15,115	43,380
*Epicor Software Corp.	90,673	701,809
*ePlus, Inc.	6,954	124,546
*Euronet Worldwide, Inc.	26,035	408,750
*Exar Corp.	44,300	309,657
#Fair Isaac Corp.	4,800	114,480
*Fairchild Semiconductor Corp. Class A	144,238	1,309,681
*Frequency Electronics, Inc.	16,953	86,460
*Gerber Scientific, Inc.	50,097	287,557
*Globecomm Systems, Inc.	41,466	341,265
*GSI Technology, Inc.	29,771	202,443
*GTSI Corp.	8,203	44,132
*Hackett Group, Inc.	54,740	171,884
*Henry Bros. Electronics, Inc.	8,085	32,785
*Hutchinson Technology, Inc.	35,923	136,507
#*Hypercom Corp.	46,824	202,748
*I.D. Systems, Inc.	13,298	36,702
*IAC/InterActiveCorp	178,991	4,474,775
*Ikanos Communications, Inc.	3,682	6,444
*Imation Corp.	46,631	434,601

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*InfoSpace, Inc.	65,156	$510,171
*Ingram Micro, Inc.	277,679	4,590,034
*Insight Enterprises, Inc.	25,400	370,078
*Integrated Device Technology, Inc.	10,700	62,167
#*Integrated Silicon Solution, Inc.	34,977	300,802
*Internap Network Services Corp.	37,646	176,183
*International Rectifier Corp.	80,500	1,572,165
#*Internet Brands, Inc.	37,562	412,431
*Internet Capital Group, Inc.	51,999	437,832
*Interphase Corp.	4,460	7,225
*Intevac, Inc.	12,540	137,940
*IntriCon Corp.	2,835	14,997
*INX, Inc.	500	2,285
*IXYS Corp.	16,184	142,905
Jabil Circuit, Inc.	139,558	2,024,987
#*JDS Uniphase Corp.	107,790	1,169,522
Keithley Instruments, Inc.	3,793	40,926
*KEY Tronic Corp.	15,546	81,616
Keynote Systems, Inc.	18,330	183,483
*Kopin Corp.	337	1,270
*KVH Industries, Inc.	7,169	100,223
#*L-1 Identity Solutions, Inc.	111,378	908,844
#*Lattice Semiconductor Corp.	131,578	731,574
#*Littlefuse, Inc.	2,763	98,390
*LoJack Corp.	4,550	16,062
*LookSmart, Ltd.	27,679	41,518
#*Loral Space & Communications, Inc.	30,476	1,457,972
#*Mace Security International, Inc.	1,091	633
Marchex, Inc.	38,553	179,657
*Measurement Specialties, Inc.	6,983	116,616
*Mentor Graphics Corp.	36,684	352,900
*Mercury Computer Systems, Inc.	15,963	210,712
Methode Electronics, Inc.	58,810	628,091
#*Micron Technology, Inc.	557,108	4,055,746
#*Microtune, Inc.	12,031	28,754
*MKS Instruments, Inc.	61,200	1,313,352
*ModusLink Global Solutions, Inc.	68,955	452,345
#*MoSys, Inc.	15,138	68,727
*Motorola, Inc.	1,784,111	13,362,991
#*Nanometrics, Inc.	11,564	105,579
*Newport Corp.	46,131	587,248
*Nu Horizons Electronics Corp.	18,632	64,094
O.I. Corp.	400	3,092
*Occam Networks, Inc.	22,685	144,277
#*OmniVision Technologies, Inc.	36,897	823,172
#*Oplink Communications, Inc.	32,814	528,634
*Opnext, Inc.	26,356	47,441
*Optelecom-NKF, Inc.	4,229	7,020
*Optical Cable Corp.	9,195	27,493
*Orbcomm, Inc.	17,126	32,026
*PAR Technology Corp.	23,205	138,766
*PC Connection, Inc.	49,913	344,899
*PC Mall, Inc.	10,070	42,596
*PC-Tel, Inc.	49,087	310,721
*PDF Solutions, Inc.	793	3,251
*Perceptron, Inc.	4,904	23,098
*Perficient, Inc.	14,478	125,235
*Performance Technologies, Inc.	25,851	58,165
*Pericom Semiconductor Corp.	28,523	260,700
*Pervasive Software, Inc.	35,664	171,187
*Presstek, Inc.	7,000	18,480

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
•*Price Communications Liquidation Trust	47,738	$6,520
Qualstar Corp.	12,400	22,072
*RadiSys Corp.	14,477	142,888
*RealNetworks, Inc.	167,359	555,632
*Reis, Inc.	15,919	106,816
Richardson Electronics, Ltd.	22,979	219,449
*Rofin-Sinar Technologies, Inc.	11,100	233,766
#*Rudolph Technologies, Inc.	46,971	405,829
*Sandisk Corp.	197,936	8,649,803
*SeaChange International, Inc.	30,686	274,947
#Servidyne, Inc.	7,283	18,244
#*Sigma Designs, Inc.	2,475	25,344
*Silicon Image, Inc.	29,804	126,965
#*Skyworks Solutions, Inc.	33,004	578,560
*Smart Modular Technologies (WWH), Inc.	46,800	253,188
*Spectrum Control, Inc.	20,295	306,252
#*Standard Microsystems Corp.	15,740	346,595
*StarTek, Inc.	31,481	145,442
*Support.com, Inc.	58,408	241,225
#Sycamore Networks, Inc.	47,495	1,105,684
*Symmetricom, Inc.	90,588	482,834
*SYNNEX Corp.	60,100	1,586,039
*Tech Data Corp.	85,452	3,380,481
*TechTarget, Inc.	19,428	112,488
*TechTeam Global, Inc.	19,326	119,048
Tellabs, Inc.	129,244	902,123
*Telular Corp.	24,670	77,710
Tessco Technologies, Inc.	14,319	202,184
TheStreet.com, Inc.	36,282	111,023
*Tier Technologies, Inc.	3,839	25,222
*Tollgrade Communications, Inc.	19,226	127,853
*Triquint Semiconductor, Inc.	57,628	399,362
*TSR, Inc.	1,300	2,886
#*TTM Technologies, Inc.	47,706	488,986
*Ultra Clean Holdings, Inc.	2,816	30,497
United Online, Inc.	51,420	324,974
*UTStarcom, Inc.	154,209	328,465
*Vicon Industries, Inc.	5,787	25,116
*Video Display Corp.	600	2,520
#*Virage Logic Corp.	11,870	141,846
*Virtusa Corp.	39,100	416,806
#*Vishay Intertechnology, Inc.	213,119	1,809,380
*Web.com Group, Inc.	32,963	109,108
*WPCS International, Inc.	9,161	22,719
Xerox Corp.	1,053,365	10,259,775
*Zoran Corp.	82,007	705,260
*Zygo Corp.	24,493	202,802

Total Information Technology		133,812,675

Materials — (3.2%)
A. Schulman, Inc.	25,754	504,521
*A.M. Castle & Co.	38,646	570,801
Alcoa, Inc.	1,145,369	12,793,772
*American Pacific Corp.	7,647	36,323
Ashland, Inc.	112,560	5,723,676
*Boise, Inc.	26,592	159,286
*Brush Engineered Materials, Inc.	17,890	426,677
*Buckeye Technologies, Inc.	37,822	429,280
Cabot Corp.	78,211	2,307,225
Carpenter Technology Corp.	2,700	94,365
#*Coeur d’Alene Mines Corp.	35,520	540,970

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*Commercial Metals Co.	19,325	$278,087
*Continental Materials Corp.	100	1,154
*Core Molding Technologies, Inc.	2,488	13,958
Cytec Industries, Inc.	64,700	3,229,824
Dow Chemical Co. (The)	758,339	20,725,405
#*Flotek Industries, Inc.	11,489	13,442
Friedman Industries, Inc.	17,453	97,737
*Graphic Packaging Holding Co.	27,647	96,764
Haynes International, Inc.	4,888	164,530
*Headwaters, Inc.	67,190	232,477
*Hecla Mining Co.	9,000	44,460
*Horsehead Holding Corp.	16,770	128,458
Innophos Holdings, Inc.	18,600	545,166
*Innospec, Inc.	2,400	26,400
International Paper Co.	493,615	11,945,483
Kaiser Aluminum Corp.	27,181	1,114,421
*KapStone Paper & Packaging Corp.	31,340	358,530
KMG Chemicals, Inc.	2,795	42,400
#*Kronos Worldwide, Inc.	3,219	75,035
*Louisiana-Pacific Corp.	153,257	1,115,711
MeadWestavco Corp.	188,451	4,515,286
Minerals Technologies, Inc.	4,300	224,331
*Mod-Pac Corp.	1,501	6,274
Myers Industries, Inc.	65,520	518,263
Neenah Paper, Inc.	23,100	414,414
NL Industries, Inc.	51,854	438,685
*Northern Technologies International Corp.	3,035	41,003
Olympic Steel, Inc.	5,500	139,865
#*OM Group, Inc.	42,299	1,142,073
P.H. Glatfelter Co.	50,000	571,500
*Penford Corp.	37,699	208,852
*PolyOne Corp.	117,993	1,216,508
Quaker Chemical Corp.	2,300	81,098
*Ready Mix, Inc.	2,439	4,268
Reliance Steel & Aluminum Co.	63,301	2,486,463
*Rock of Ages Corp.	1,200	4,842
*RTI International Metals, Inc.	35,400	1,004,652
#Schnitzer Steel Industries, Inc. Class A	5,700	261,174
Schweitzer-Maudoit International, Inc.	12,813	678,192
*Solutia, Inc.	2,500	35,275
#*Spartech Corp.	29,320	306,687
#*Stillwater Mining Co.	2,109	29,041
Synalloy Corp.	5,144	47,582
Temple-Inland, Inc.	80,640	1,617,638
#Texas Industries, Inc.	46,594	1,546,921
#*Titanium Metals Corp.	7,100	157,194
*Universal Stainless & Alloy Products, Inc.	6,709	153,099
#Westlake Chemical Corp.	105,000	2,597,700
Worthington Industries, Inc.	60,435	866,034
#*Zoltek Cos., Inc.	6,242	65,229

Total Materials		85,216,481

Other — (0.0%)
•*Concord Camera Corp. Escrow Shares	—	—
•*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (4.8%)
*Arbinet Corp.	800	$6,408
AT&T, Inc.	4,065,906	105,469,602
*General Communications, Inc. Class A	47,997	407,015
*Sprint Nextel Corp.	3,415,777	15,610,101
*SureWest Communications	13,340	90,845
Telephone & Data Systems, Inc.	80,200	2,737,226
Telephone & Data Systems, Inc. Special Shares	67,452	2,024,235
*United States Cellular Corp.	33,568	1,578,703
*Xeta Corp.	18,366	57,853

Total Telecommunication Services		127,981,988

Utilities — (1.1%)
*AES Corp.	427,199	4,404,422
*Calpine Corp.	381,775	5,153,963
Maine & Maritimes Corp.	1,600	71,360
#*Mirant Corp.	172,860	1,896,274
Public Service Enterprise Group, Inc.	488,622	16,075,664
Questar Corp.	83,700	1,376,865
*RRI Energy, Inc.	278,428	1,099,791
Unitil Corp.	4,441	97,036

Total Utilities		30,175,375

TOTAL COMMON STOCKS		2,491,548,448

RIGHTS/WARRANTS — (0.0%)
*GeoMet, Inc. Rights 08/18/10	946	1,376
• *Lantronix, Inc. Warrants	33	—

TOTAL RIGHTS/WARRANTS		1,376

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $10,105,000 FHLMC 5.00%, 10/15/24, valued at $11,191,288) to be repurchased at $11,025,175	$11,025	11,025,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.1%)
§@DFA Short Term Investment Fund	160,120,875	160,120,875
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $2,929,188 FNMA 4.500%, 05/01/23, valued at $1,662,554) to be repurchased at $1,614,158	$1,614	1,614,130

TOTAL SECURITIES LENDING COLLATERAL		161,735,005

TOTAL INVESTMENTS — (100.0%) (Cost $2,523,107,316)##		$2,664,309,829

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$486,041,515	—	—	$486,041,515
Consumer Staples	175,865,455	—	—	175,865,455
Energy	357,274,145	—	—	357,274,145
Financials	636,892,086	—	—	636,892,086
Health Care	132,093,392	—	—	132,093,392
Industrials	326,195,282	—	—	326,195,282
Information Technology	133,806,155	$6,520	—	133,812,675
Materials	85,216,481	—	—	85,216,481
Other	—	54	—	54
Telecommunication Services	127,981,988	—	—	127,981,988
Utilities	30,175,375	—	—	30,175,375
Rights/Warrants	1,376	—	—	1,376
Temporary Cash Investments	—	11,025,000	—	11,025,000
Securities Lending Collateral	—	161,735,005	—	161,735,005

TOTAL	$2,491,543,250	$172,766,579	—	$2,664,309,829

See accompanying Notes to Schedules of Investments.

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At July 31, 2010, the Trust consisted of thirteen operational portfolios, of which five (the “Series”) are included in this document.

Security Valuation

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2010, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 ®Index	09/17/2010	67	$18,397	$281	$1,508

Federal Tax Cost

At July 31, 2010, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$3,608,710,889
The U.S. Large Cap Value Series	7,336,478,425
The DFA International Value Series	6,063,840,079
The Emerging Markets Series	1,344,844,131
The Tax-Managed U.S. Marketwide Value Series	2,523,861,148

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the schedules of investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ DAVID G. BOOTH
David G. Booth Chairman, Director, President and Co-Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID G. BOOTH
David G. Booth Principal Executive Officer Dimensional Investment Group Inc.

Date: September 27, 2010

By:	/s/ DAVID R. MARTIN
David R. Martin Principal Financial Officer Dimensional Investment Group Inc.

Date: September 27, 2010